First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Automobile Components — 3.9%
125,355	Aptiv PLC (a)	$12,894,015
357,961	BorgWarner, Inc.	17,228,663
376,298	Gentex Corp.	10,382,062
75,616	Lear Corp.	9,653,139
		50,157,879

	Automobiles — 4.5%
558,077	Ford Motor Co.	6,629,955
479,264	General Motors Co.	15,834,882
462,982	Harley-Davidson, Inc.	17,176,632
220,735	Thor Industries, Inc.	17,442,480
		57,083,949

	Broadline Retail — 3.8%
597,430	Kohl’s Corp.	13,161,383
1,005,112	Macy’s, Inc.	16,423,530
432,193	Nordstrom, Inc. (b)	6,681,704
182,044	Ollie’s Bargain Outlet Holdings, Inc. (a)	11,878,371
		48,144,988

	Commercial Services & Supplies — 2.5%
186,990	Copart, Inc. (a)	14,781,559
463,990	Driven Brands Holdings, Inc. (a)	14,244,493
59,962	Ritchie Bros Auctioneers, Inc.	3,429,227
		32,455,279

	Consumer Staples Distribution & Retail — 2.2%
184,876	BJ’s Wholesale Club Holdings, Inc. (a)	14,118,980
6,793	Costco Wholesale Corp.	3,418,373
48,984	Dollar Tree, Inc. (a)	7,529,331
20,379	Target Corp.	3,214,787
		28,281,471

	Distributors — 1.1%
63,042	Genuine Parts Co.	10,610,599
9,856	Pool Corp.	3,462,610
		14,073,209

	Diversified Consumer Services — 1.1%
91,333	Bright Horizons Family Solutions, Inc. (a)	6,952,268
61,737	Grand Canyon Education, Inc. (a)	7,328,182
		14,280,450

	Entertainment — 6.7%
72,177	Madison Square Garden Sports Corp.	14,471,488
20,354	Netflix, Inc. (a)	6,715,395

Shares	Description	Value

	Common Stocks (Continued)
	Entertainment (Continued)
299,755	Playtika Holding Corp. (a)	$2,997,550
234,497	ROBLOX Corp., Class A (a)	8,348,093
105,251	Spotify Technology S.A. (a)	14,061,534
28,292	Take-Two Interactive Software, Inc. (a)	3,516,413
33,708	Walt Disney (The) Co. (a)	3,455,070
1,164,199	Warner Bros Discovery, Inc. (a)	15,844,748
154,105	World Wrestling Entertainment, Inc., Class A	16,515,433
		85,925,724

	Ground Transportation — 3.0%
36,098	Avis Budget Group, Inc. (a)	6,377,434
1,079,152	Hertz Global Holdings, Inc. (a)	18,000,255
443,644	Uber Technologies, Inc. (a)	13,775,146
		38,152,835

	Hotels, Restaurants & Leisure — 18.9%
56,526	Airbnb, Inc., Class A (a)	6,764,466
6,629	Booking Holdings, Inc. (a)	17,807,549
219,330	Boyd Gaming Corp.	15,221,502
216,096	Caesars Entertainment, Inc. (a)	9,786,988
6,175	Chipotle Mexican Grill, Inc. (a)	12,767,554
54,711	Churchill Downs, Inc.	16,004,609
90,640	Darden Restaurants, Inc.	13,770,935
908,027	DraftKings, Inc., Class A (a)	19,894,872
34,785	Expedia Group, Inc. (a)	3,268,399
74,874	Hilton Worldwide Holdings, Inc.	10,783,354
122,398	Las Vegas Sands Corp. (a)	7,815,112
84,700	Marriott International, Inc., Class A	14,343,098
78,211	Marriott Vacations Worldwide Corp.	10,524,072
237,453	MGM Resorts International	10,666,389
784,211	Norwegian Cruise Line Holdings Ltd. (a)	10,469,217
355,619	Penn Entertainment, Inc. (a)	10,593,890
90,535	Planet Fitness, Inc., Class A (a)	7,527,080
126,366	Six Flags Entertainment Corp. (a)	3,066,903
67,528	Starbucks Corp.	7,717,775
179,383	Travel + Leisure Co.	6,864,987
154,971	Wendy’s (The) Co.	3,424,859
49,746	Wyndham Hotels & Resorts, Inc.	3,393,672
125,669	Wynn Resorts Ltd. (a)	14,361,453
25,554	Yum! Brands, Inc.	3,592,381
		240,431,116

	Household Durables — 9.4%
179,951	D.R. Horton, Inc.	19,762,219
69,677	Garmin Ltd.	6,840,191
330,855	Leggett & Platt, Inc.	10,689,925

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
167,248	Lennar Corp., Class A	$18,867,247
565,253	Newell Brands, Inc.	6,867,824
3,154	NVR, Inc. (a)	18,419,360
301,637	PulteGroup, Inc.	20,254,924
292,844	Toll Brothers, Inc.	18,715,660
		120,417,350

	Interactive Media & Services — 0.2%
169,951	TripAdvisor, Inc. (a)	3,013,231

	Leisure Products — 1.9%
381,954	Mattel, Inc. (a)	6,875,172
127,129	Polaris, Inc.	13,812,566
84,381	YETI Holdings, Inc. (a)	3,328,830
		24,016,568

	Media — 5.8%
413,025	Fox Corp., Class A	13,737,211
90,636	Interpublic Group of (The) Cos., Inc.	3,238,424
502,449	Liberty Media Corp.-Liberty SiriusXM (a)	14,038,425
610,750	News Corp., Class A	10,755,308
101,816	Nexstar Media Group, Inc.	17,659,985
315,185	Paramount Global, Class B (b)	7,353,266
850,187	Sirius XM Holdings, Inc. (b)	3,230,711
55,415	Trade Desk (The), Inc., Class A (a)	3,565,401
		73,578,731

	Passenger Airlines — 4.9%
80,440	Alaska Air Group, Inc. (a)	3,495,923
190,356	Copa Holdings S.A., Class A	17,192,954
503,420	Delta Air Lines, Inc. (a)	17,272,340
965,900	JetBlue Airways Corp. (a)	6,896,526
216,096	Southwest Airlines Co.	6,545,548
238,364	United Airlines Holdings, Inc. (a)	10,440,343
		61,843,634

	Specialty Retail — 18.1%
57,821	Advance Auto Parts, Inc.	7,258,270
130,838	AutoNation, Inc. (a)	17,231,365
1,373	AutoZone, Inc. (a)	3,656,725
192,230	Bath & Body Works, Inc.	6,747,273
134,759	Best Buy Co., Inc.	10,042,241
34,793	Burlington Stores, Inc. (a)	6,708,438
52,509	CarMax, Inc. (a)	3,677,205
74,336	Dick’s Sporting Goods, Inc.	10,779,463
68,279	Five Below, Inc. (a)	13,475,544
178,980	Floor & Decor Holdings, Inc., Class A (a)	17,779,873
336,180	Gap (The), Inc.	3,227,328

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
11,436	Home Depot (The), Inc.	$3,436,976
76,789	Lithia Motors, Inc.	16,961,922
8,282	O’Reilly Automotive, Inc. (a)	7,597,161
123,964	Penske Automotive Group, Inc.	17,178,931
1,171,961	Petco Health & Wellness Co., Inc. (a)	11,672,732
28,871	RH (a)	7,365,858
31,803	Ross Stores, Inc.	3,394,334
134,605	TJX (The) Cos., Inc.	10,609,566
44,876	Tractor Supply Co.	10,698,438
32,216	Ulta Beauty, Inc. (a)	17,764,869
308,862	Victoria’s Secret & Co. (a)	9,577,811
115,597	Williams-Sonoma, Inc.	13,991,861
		230,834,184

	Textiles, Apparel & Luxury Goods — 10.7%
299,223	Capri Holdings Ltd. (a)	12,417,755
146,659	Carter’s, Inc.	10,232,398
77,923	Columbia Sportswear Co.	6,509,687
39,104	Deckers Outdoor Corp. (a)	18,744,111
28,961	Lululemon Athletica, Inc. (a)	11,003,153
27,521	NIKE, Inc., Class B	3,487,461
157,733	PVH Corp.	13,535,069
90,405	Ralph Lauren Corp.	10,377,590
369,937	Skechers U.S.A., Inc., Class A (a)	19,676,949
326,223	Tapestry, Inc.	13,313,161
1,481,931	Under Armour, Inc., Class A (a)	13,144,728
147,327	VF Corp.	3,463,658
		135,905,720

	Trading Companies & Distributors — 1.2%
102,752	SiteOne Landscape Supply, Inc. (a)	15,180,581
	Total Common Stocks — 99.9%	1,273,776,899
	(Cost $1,226,319,570)

	Money Market Funds — 1.2%
14,044,142	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.67% (c) (d)	14,044,142
1,344,761	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.71% (c)	1,344,761
	Total Money Market Funds — 1.2%	15,388,903
	(Cost $15,388,903)

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$2,439,945	BNP Paribas S.A., 4.70% (c), dated 04/28/23, due 05/01/23, with a maturity value of $2,440,901. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 2.25%, due 01/15/25 to 08/15/27. The value of the collateral including accrued interest is $2,494,236. (d)	$2,439,945
	(Cost $2,439,945)

	Total Investments — 101.3%	1,291,605,747
	(Cost $1,244,148,418)
	Net Other Assets and Liabilities — (1.3)%	(16,884,991)
	Net Assets — 100.0%	$1,274,720,756

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $16,149,457 and the total value of the collateral held by the Fund is $16,484,087.
(c)	Rate shown reflects yield as of April 30, 2023.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,273,776,899	$1,273,776,899	$—	$—
Money Market Funds	15,388,903	15,388,903	—	—
Repurchase Agreements	2,439,945	—	2,439,945	—
Total Investments	$1,291,605,747	$1,289,165,802	$2,439,945	$—

* See Portfolio of Investments for industry breakout.

re

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Beverages — 6.8%
160,304	Keurig Dr Pepper, Inc.	$5,241,941
109,434	Molson Coors Beverage Co., Class B	6,509,134
418,851	Monster Beverage Corp. (a)	23,455,656
62,046	PepsiCo, Inc.	11,843,961
		47,050,692

	Chemicals — 1.6%
187,549	Corteva, Inc.	11,462,995

	Consumer Staples Distribution & Retail — 19.1%
816,486	Albertsons Cos., Inc., Class A	17,064,557
104,510	Casey’s General Stores, Inc.	23,913,978
200,125	Grocery Outlet Holding Corp. (a)	5,959,723
458,215	Kroger (The) Co.	22,282,996
468,638	Performance Food Group Co. (a)	29,378,916
292,918	Sysco Corp.	22,478,527
306,200	US Foods Holding Corp. (a)	11,758,080
		132,836,777

	Food Products — 54.7%
354,979	Archer-Daniels-Midland Co.	27,716,760
296,039	Bunge Ltd.	27,709,250
205,730	Campbell Soup Co.	11,171,139
301,147	Conagra Brands, Inc.	11,431,540
484,206	Darling Ingredients, Inc. (a)	28,844,152
412,661	Flowers Foods, Inc.	11,352,304
256,331	Freshpet, Inc. (a)	17,679,149
198,532	General Mills, Inc.	17,595,891
88,920	Hershey (The) Co.	24,280,495
425,440	Hormel Foods Corp.	17,204,794
222,374	Ingredion, Inc.	23,609,448
107,813	J.M. Smucker (The) Co.	16,647,405
84,462	Kellogg Co.	5,892,914
585,003	Kraft Heinz (The) Co.	22,973,068
270,547	Lamb Weston Holdings, Inc.	30,249,860
1,219,914	Pilgrim’s Pride Corp. (a)	27,826,238
314,651	Post Holdings, Inc. (a)	28,472,769
476,696	Tyson Foods, Inc., Class A	29,788,733
		380,445,909

	Health Care Providers & Services — 8.3%
141,291	AmerisourceBergen Corp.	23,574,403
228,322	CVS Health Corp.	16,738,286
47,652	McKesson Corp.	17,356,765
		57,669,454

	Household Products — 7.7%
63,970	Church & Dwight Co., Inc.	6,212,767
107,220	Clorox (The) Co.	17,757,776
84,272	Kimberly-Clark Corp.	12,210,170
38,036	Procter & Gamble (The) Co.	5,948,070

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
411,311	Reynolds Consumer Products, Inc.	$11,529,047
		53,657,830

	Tobacco — 1.7%
126,749	Altria Group, Inc.	6,021,845
58,154	Philip Morris International, Inc.	5,813,655
		11,835,500
	Total Common Stocks — 99.9%	694,959,157
	(Cost $662,094,192)

	Money Market Funds — 0.1%
904,874	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.71% (b)	904,874
	(Cost $904,874)

	Total Investments — 100.0%	695,864,031
	(Cost $662,999,066)
	Net Other Assets and Liabilities — 0.0%	316,835
	Net Assets — 100.0%	$696,180,866

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2023.

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$694,959,157	$694,959,157	$—	$—
Money Market Funds	904,874	904,874	—	—
Total Investments	$695,864,031	$695,864,031	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Electrical Equipment — 1.3%
527,857	ChargePoint Holdings, Inc. (a) (b)	$4,576,520
471,569	Plug Power, Inc. (a) (b)	4,258,268
		8,834,788

	Energy Equipment & Services — 5.0%
191,490	Baker Hughes Co.	5,599,168
349,364	Halliburton Co.	11,441,671
298,577	NOV, Inc.	5,001,165
225,126	Schlumberger Ltd.	11,109,968
		33,151,972

	Oil, Gas & Consumable Fuels — 92.2%
1,053,735	Antero Midstream Corp.	11,338,189
1,196,812	Antero Resources Corp. (b)	27,514,708
459,812	APA Corp.	16,944,072
70,134	Cheniere Energy, Inc.	10,730,502
363,393	Chesapeake Energy Corp.	30,045,333
101,606	Chevron Corp.	17,128,739
222,851	ConocoPhillips	22,929,139
1,126,067	Coterra Energy, Inc.	28,827,315
327,599	Devon Energy Corp.	17,503,615
163,556	Diamondback Energy, Inc.	23,257,663
335,861	DT Midstream, Inc.	16,547,871
144,642	EOG Resources, Inc.	17,280,380
692,822	EQT Corp.	24,137,918
151,179	Exxon Mobil Corp.	17,890,523
83,503	Hess Corp.	12,112,945
571,206	HF Sinclair Corp.	25,195,897
946,929	Kinder Morgan, Inc.	16,239,832
1,153,367	Marathon Oil Corp.	27,865,347
163,940	Marathon Petroleum Corp.	20,000,680
187,816	New Fortress Energy, Inc.	5,688,947
265,600	Occidental Petroleum Corp.	16,342,368
173,976	ONEOK, Inc.	11,379,770
765,902	Ovintiv, Inc.	27,633,744
430,574	PDC Energy, Inc.	28,008,839
218,051	Phillips 66	21,587,049
108,267	Pioneer Natural Resources Co.	23,553,486
835,169	Range Resources Corp.	22,090,220
5,526,820	Southwestern Energy Co. (b)	28,684,196
151,525	Targa Resources Corp.	11,444,683
3,238	Texas Pacific Land Corp.	4,784,631
158,362	Valero Energy Corp.	18,159,371
370,208	Williams (The) Cos., Inc.	11,202,494
		614,050,466

	Semiconductors & Semiconductor Equipment — 1.4%
26,267	Enphase Energy, Inc. (b)	4,313,041
25,394	First Solar, Inc. (b)	4,636,437
		8,949,478

Shares	Description	Value

	Total Common Stocks — 99.9%	$664,986,704
	(Cost $710,593,424)

	Money Market Funds — 1.2%
7,570,198	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.67% (c) (d)	7,570,198
542,636	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.71% (c)	542,636
	Total Money Market Funds — 1.2%	8,112,834
	(Cost $8,112,834)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$1,315,201	BNP Paribas S.A., 4.70% (c), dated 04/28/23, due 05/01/23, with a maturity value of $1,315,716. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 2.25%, due 01/15/25 to 08/15/27. The value of the collateral including accrued interest is $1,344,465. (d)	1,315,201
	(Cost $1,315,201)

	Total Investments — 101.3%	674,414,739
	(Cost $720,021,459)
	Net Other Assets and Liabilities — (1.3)%	(8,646,931)
	Net Assets — 100.0%	$665,767,808

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $8,564,596 and the total value of the collateral held by the Fund is $8,885,399.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of April 30, 2023.
(d)	This security serves as collateral for securities on loan.

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$664,986,704	$664,986,704	$—	$—
Money Market Funds	8,112,834	8,112,834	—	—
Repurchase Agreements	1,315,201	—	1,315,201	—
Total Investments	$674,414,739	$673,099,538	$1,315,201	$—

* See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 38.4%
351,401	Bank of America Corp.	$10,289,021
128,650	Bank of Hawaii Corp.	6,230,520
489,770	Bank OZK	17,494,584
79,376	BOK Financial Corp.	6,657,265
285,777	Citigroup, Inc.	13,451,523
441,227	Citizens Financial Group, Inc.	13,651,563
469,191	Columbia Banking System, Inc.	10,021,920
308,615	Comerica, Inc.	13,384,633
57,413	Commerce Bancshares, Inc.	3,206,516
31,803	Cullen/Frost Bankers, Inc.	3,506,281
241,444	East West Bancorp, Inc.	12,480,240
866,385	F.N.B. Corp.	9,946,100
377,255	Fifth Third Bancorp	9,884,081
17,213	First Citizens BancShares, Inc., Class A	17,336,589
324,772	First Hawaiian, Inc.	6,206,393
376,831	First Horizon Corp.	6,613,384
1,197,291	First Republic Bank (a)	4,202,491
1,196,437	Huntington Bancshares, Inc.	13,400,094
51,416	JPMorgan Chase & Co.	7,107,748
1,070,293	KeyCorp	12,051,499
84,052	M&T Bank Corp.	10,573,742
1,111,732	New York Community Bancorp, Inc.	11,884,415
1,721,490	PacWest Bancorp (a)	17,473,124
242,931	Pinnacle Financial Partners, Inc.	13,174,148
79,072	PNC Financial Services Group (The), Inc.	10,299,128
291,764	Popular, Inc.	17,508,758
163,363	Prosperity Bancshares, Inc.	10,229,791
541,490	Regions Financial Corp.	9,887,607
434,645	Synovus Financial Corp.	13,387,066
392,963	Truist Financial Corp.	12,802,735
185,855	U.S. Bancorp	6,371,109
254,947	Webster Financial Corp.	9,509,523
179,241	Wells Fargo & Co.	7,124,830
471,303	Western Alliance Bancorp (a)	17,494,767
137,766	Wintrust Financial Corp.	9,419,062
447,714	Zions Bancorp N.A.	12,473,312
		386,735,562

	Capital Markets — 24.1%
117,610	Affiliated Managers Group, Inc.	16,980,532
10,931	Ameriprise Financial, Inc.	3,335,267
40,149	Ares Management Corp., Class A	3,516,651
147,447	Bank of New York Mellon (The) Corp.	6,279,768
5,007	BlackRock, Inc.	3,360,698
604,698	Blue Owl Capital, Inc.	6,808,899
539,282	Carlyle Group (The), Inc.	16,356,423
145,174	Evercore, Inc., Class A	16,559,998
497,404	Franklin Resources, Inc.	13,370,220
20,483	Goldman Sachs Group (The), Inc.	7,034,682
1,021,348	Invesco Ltd.	17,495,691
628,758	Janus Henderson Group PLC	16,316,270

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
422,183	Jefferies Financial Group, Inc.	$13,522,521
202,358	Lazard Ltd., Class A	6,333,805
16,551	LPL Financial Holdings, Inc.	3,456,511
17,123	MarketAxess Holdings, Inc.	5,451,449
76,309	Morgan Stanley	6,865,521
11,972	MSCI, Inc.	5,775,891
38,012	Northern Trust Corp.	2,971,018
35,918	Raymond James Financial, Inc.	3,251,657
174,633	SEI Investments Co.	10,287,630
132,779	State Street Corp.	9,594,611
170,080	Stifel Financial Corp.	10,199,698
118,690	T. Rowe Price Group, Inc.	13,332,448
84,790	Tradeweb Markets, Inc., Class A	5,970,064
886,248	Virtu Financial, Inc., Class A	17,769,272
		242,197,195

	Consumer Finance — 6.4%
657,125	Ally Financial, Inc.	17,334,957
15,365	Credit Acceptance Corp. (a) (b)	7,521,168
135,574	Discover Financial Services	14,027,842
451,730	OneMain Holdings, Inc.	17,332,880
540,761	SLM Corp.	8,122,230
		64,339,077

	Financial Services — 4.5%
212,160	Apollo Global Management, Inc.	13,448,822
1,248,145	MGIC Investment Corp.	18,559,916
1,109,279	Rocket Cos., Inc., Class A (a) (b)	9,883,676
46,879	Voya Financial, Inc.	3,585,306
		45,477,720

	Insurance — 21.4%
155,767	Aflac, Inc.	10,880,325
27,571	American Financial Group, Inc.	3,383,789
332,607	American International Group, Inc.	17,641,475
197,438	Arch Capital Group Ltd. (b)	14,821,671
17,510	Arthur J. Gallagher & Co.	3,643,130
66,640	Assured Guaranty Ltd.	3,589,897
61,446	Axis Capital Holdings Ltd.	3,474,157
17,253	Chubb Ltd.	3,477,515
46,786	Everest Re Group Ltd.	17,685,108
287,720	Fidelity National Financial, Inc.	10,211,183
120,375	First American Financial Corp.	6,934,804
30,449	Globe Life, Inc.	3,304,325
144,210	Hartford Financial Services Group (The), Inc.	10,237,468
173,217	Loews Corp.	9,972,103
57,819	MetLife, Inc.	3,546,039
402,486	Old Republic International Corp.	10,170,821
180,302	Principal Financial Group, Inc.	13,466,756
93,668	Progressive (The) Corp.	12,776,315
25,234	Reinsurance Group of America, Inc.	3,591,303
66,887	RenaissanceRe Holdings Ltd.	14,408,129

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
83,250	Ryan Specialty Holdings, Inc. (b)	$3,401,595
39,088	Travelers (The) Cos., Inc.	7,080,400
423,411	Unum Group	17,867,944
107,614	W.R. Berkley Corp.	6,340,617
14,416	Willis Towers Watson PLC	3,338,746
		215,245,615

	Mortgage Real Estate Investment Trusts — 4.8%
876,511	Annaly Capital Management, Inc.	17,512,690
2,093,762	Rithm Capital Corp.	17,085,098
757,495	Starwood Property Trust, Inc. (a)	13,551,585
		48,149,373

	Professional Services — 0.3%
22,855	Broadridge Financial Solutions, Inc.	3,323,346

	Total Common Stocks — 99.9%	1,005,467,888
	(Cost $1,210,723,191)

	Money Market Funds — 4.7%
44,338,563	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.67% (c) (d)	44,338,563
2,670,247	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.71% (c)	2,670,247
	Total Money Market Funds — 4.7%	47,008,810
	(Cost $47,008,810)

Principal Value	Description	Value

	Repurchase Agreements — 0.8%
$7,703,115	BNP Paribas S.A., 4.70% (c), dated 04/28/23, due 05/01/23, with a maturity value of $7,706,133. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 2.25%, due 01/15/25 to 08/15/27. The value of the collateral including accrued interest is $7,874,518. (d)	7,703,115
	(Cost $7,703,115)

	Total Investments — 105.4%	1,060,179,813
	(Cost $1,265,435,116)
	Net Other Assets and Liabilities — (5.4)%	(53,847,980)
	Net Assets — 100.0%	$1,006,331,833

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $46,856,844 and the total value of the collateral held by the Fund is $52,041,678.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of April 30, 2023.
(d)	This security serves as collateral for securities on loan.

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,005,467,888	$1,005,467,888	$—	$—
Money Market Funds	47,008,810	47,008,810	—	—
Repurchase Agreements	7,703,115	—	7,703,115	—
Total Investments	$1,060,179,813	$1,052,476,698	$7,703,115	$—

* See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Biotechnology — 21.8%
38,575	AbbVie, Inc.	$5,829,454
30,691	Alnylam Pharmaceuticals, Inc. (a)	6,113,647
25,431	Amgen, Inc.	6,096,828
117,469	Biogen, Inc. (a)	35,737,594
481,642	Exact Sciences Corp. (a)	30,858,803
1,346,115	Exelixis, Inc. (a)	24,633,904
157,455	Gilead Sciences, Inc.	12,944,376
168,987	Horizon Therapeutics PLC (a)	18,784,595
85,068	Incyte Corp. (a)	6,329,910
212,658	Moderna, Inc. (a)	28,260,122
588,258	Natera, Inc. (a)	29,836,446
60,736	Neurocrine Biosciences, Inc. (a)	6,136,765
31,799	Regeneron Pharmaceuticals, Inc. (a)	25,496,120
189,568	Sarepta Therapeutics, Inc. (a)	23,273,263
161,309	Seagen, Inc. (a)	32,261,800
145,830	United Therapeutics Corp. (a)	33,559,858
58,538	Vertex Pharmaceuticals, Inc. (a)	19,945,653
		346,099,138

	Health Care Equipment & Supplies — 23.9%
129,016	Abbott Laboratories	14,252,398
39,098	Align Technology, Inc. (a)	12,718,579
16,465	Cooper (The) Cos., Inc.	6,280,574
112,447	Dexcom, Inc. (a)	13,644,319
244,234	Enovis Corp. (a)	14,226,630
451,159	Envista Holdings Corp. (a)	17,365,110
325,624	Globus Medical, Inc., Class A (a)	18,931,779
323,767	Hologic, Inc. (a)	27,847,200
158,391	ICU Medical, Inc. (a)	29,958,074
36,881	IDEXX Laboratories, Inc. (a)	18,151,353
81,917	Insulet Corp. (a)	26,052,883
227,557	Integra LifeSciences Holdings Corp. (a)	12,588,453
176,981	Masimo Corp. (a)	33,474,186
228,769	Medtronic PLC	20,806,541
117,191	Penumbra, Inc. (a)	33,296,307
366,597	QuidelOrtho Corp. (a)	32,975,400
91,526	Stryker Corp.	27,425,766
51,574	Teleflex, Inc.	14,054,946
47,583	Zimmer Biomet Holdings, Inc.	6,587,391
		380,637,889

	Health Care Providers & Services — 24.7%
255,272	Acadia Healthcare Co., Inc. (a)	18,453,613
1,100,129	agilon health, Inc. (a)	26,700,131
250,759	Amedisys, Inc. (a)	20,135,948
291,779	Centene Corp. (a)	20,112,326
24,295	Chemed Corp.	13,392,619
127,814	Cigna Group (The)	32,374,008
75,796	DaVita, Inc. (a)	6,848,926
40,111	Elevance Health, Inc.	18,798,020
241,479	Encompass Health Corp.	15,490,878

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
123,862	HCA Healthcare, Inc.	$35,589,268
226,189	Henry Schein, Inc. (a)	18,278,333
37,991	Humana, Inc.	20,153,846
113,888	Laboratory Corp. of America Holdings	25,819,548
22,983	Molina Healthcare, Inc. (a)	6,846,406
807,169	Premier, Inc., Class A	26,902,943
184,676	Quest Diagnostics, Inc.	25,634,876
219,859	Tenet Healthcare Corp. (a)	16,120,062
13,008	UnitedHealth Group, Inc.	6,401,107
256,964	Universal Health Services, Inc., Class B	38,634,537
		392,687,395

	Health Care Technology — 3.3%
1,354,629	Certara, Inc. (a)	32,741,383
189,865	Doximity, Inc., Class A (a)	6,977,539
237,366	Teladoc Health, Inc. (a)	6,297,320
33,450	Veeva Systems, Inc., Class A (a)	5,990,226
		52,006,468

	Life Sciences Tools & Services — 13.5%
234,164	10X Genomics, Inc., Class A (a)	12,277,218
44,439	Agilent Technologies, Inc.	6,018,374
872,439	Avantor, Inc. (a)	16,995,112
331,406	Bruker Corp.	26,224,157
91,385	Charles River Laboratories International, Inc. (a)	17,374,116
51,834	Danaher Corp.	12,279,993
98,034	PerkinElmer, Inc.	12,792,457
401,553	QIAGEN N.V. (a)	17,913,279
36,517	Repligen Corp. (a)	5,537,073
1,458,855	Sotera Health Co. (a)	24,464,998
916,904	Syneos Health, Inc. (a)	35,997,651
22,666	Thermo Fisher Scientific, Inc.	12,577,363
37,705	West Pharmaceutical Services, Inc.	13,620,554
		214,072,345

	Pharmaceuticals — 12.7%
376,975	Bristol-Myers Squibb Co.	25,170,621
280,677	Catalent, Inc. (a)	14,067,531
2,779,583	Elanco Animal Health, Inc. (a)	26,322,651
84,284	Johnson & Johnson	13,797,291
245,588	Merck & Co., Inc.	28,358,047
784,156	Organon & Co.	19,313,762
171,391	Perrigo Co. PLC	6,374,031
800,493	Pfizer, Inc.	31,131,173
3,395,022	Viatris, Inc.	31,675,555
36,937	Zoetis, Inc.	6,492,786
		202,703,448

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Total Common Stocks — 99.9%	$1,588,206,683
	(Cost $1,445,469,314)

	Money Market Funds — 0.1%
2,075,976	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class -4.71% (b)	2,075,976
	(Cost $2,075,976)

	Total Investments — 100.0%	1,590,282,659
	(Cost $1,447,545,290)
	Net Other Assets and Liabilities — (0.0)%	(729,441)
	Net Assets — 100.0%	$1,589,553,218

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,588,206,683	$1,588,206,683	$—	$—
Money Market Funds	2,075,976	2,075,976	—	—
Total Investments	$1,590,282,659	$1,590,282,659	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 10.1%
94,429	Axon Enterprise, Inc. (a)	$19,897,135
76,879	Boeing (The) Co. (a)	15,897,040
194,307	BWX Technologies, Inc.	12,548,346
23,168	Curtiss-Wright Corp.	3,934,621
17,893	General Dynamics Corp.	3,906,758
47,744	HEICO Corp.	8,051,548
385,469	Howmet Aerospace, Inc.	17,072,422
59,168	Huntington Ingalls Industries, Inc.	11,931,819
20,809	L3Harris Technologies, Inc.	4,060,876
8,637	Lockheed Martin Corp.	4,011,455
17,683	Northrop Grumman Corp.	8,156,637
41,686	Raytheon Technologies Corp.	4,164,431
614,884	Spirit AeroSystems Holdings, Inc., Class A	18,298,948
173,423	Textron, Inc.	11,608,936
22,154	TransDigm Group, Inc.	16,947,810
		160,488,782

	Air Freight & Logistics — 3.7%
82,178	C.H. Robinson Worldwide, Inc.	8,289,295
111,238	Expeditors International of Washington, Inc.	12,663,334
53,612	FedEx Corp.	12,211,741
323,665	GXO Logistics, Inc. (a)	17,196,322
42,098	United Parcel Service, Inc., Class B	7,569,641
		57,930,333

	Building Products — 8.5%
236,182	A.O. Smith Corp.	16,128,869
76,513	Allegion PLC	8,453,156
114,630	Armstrong World Industries, Inc.	7,870,496
239,150	Builders FirstSource, Inc. (a)	22,664,245
54,186	Carlisle Cos., Inc.	11,696,048
267,737	Carrier Global Corp.	11,196,761
1,045,144	Hayward Holdings, Inc. (a)	12,583,534
82,119	Masco Corp.	4,394,188
221,630	Owens Corning	23,672,300
88,775	Trane Technologies PLC	16,495,283
		135,154,880

	Chemicals — 2.4%
700,952	Axalta Coating Systems Ltd. (a)	22,129,055
113,780	DuPont de Nemours, Inc.	7,932,742
61,136	PPG Industries, Inc.	8,574,935
		38,636,732

	Commercial Services & Supplies — 0.3%
8,829	Cintas Corp.	4,023,993

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering — 4.3%
96,850	AECOM	$8,043,393
401,874	MDU Resources Group, Inc.	11,742,758
127,406	Quanta Services, Inc.	21,613,154
51,153	Valmont Industries, Inc.	14,863,016
261,291	WillScot Mobile Mini Holdings Corp. (a)	11,862,611
		68,124,932

	Construction Materials — 1.6%
111,287	Eagle Materials, Inc.	16,493,846
11,500	Martin Marietta Materials, Inc.	4,176,800
23,804	Vulcan Materials Co.	4,168,557
		24,839,203

	Consumer Finance — 3.2%
74,262	American Express Co.	11,981,431
169,847	Capital One Financial Corp.	16,526,113
730,115	Synchrony Financial	21,545,694
		50,053,238

	Containers & Packaging — 6.9%
717,581	Amcor PLC	7,871,863
74,087	Ball Corp.	3,939,947
277,288	Berry Global Group, Inc.	16,030,019
49,364	Crown Holdings, Inc.	4,234,444
832,942	Graphic Packaging Holding Co.	20,540,350
117,637	Packaging Corp. of America	15,911,581
152,149	Silgan Holdings, Inc.	7,494,860
200,809	Sonoco Products Co.	12,173,041
696,808	Westrock Co.	20,855,463
		109,051,568

	Diversified Consumer Services — 0.7%
1,694,212	ADT, Inc.	11,351,220

	Electrical Equipment — 3.1%
67,029	Acuity Brands, Inc.	10,549,024
285,263	nVent Electric PLC	11,961,078
87,045	Regal Rexnord Corp.	11,329,777
41,737	Rockwell Automation, Inc.	11,828,683
81,628	Sensata Technologies Holding PLC	3,546,737
		49,215,299

	Electronic Equipment, Instruments & Components — 2.3%
45,694	Littelfuse, Inc.	11,068,915
9,126	Teledyne Technologies, Inc. (a)	3,781,814
776,579	Vontier Corp.	21,068,588
		35,919,317

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Financial Services — 6.4%
145,952	Euronet Worldwide, Inc. (a)	$16,162,725
72,243	Fiserv, Inc. (a)	8,822,315
38,734	FleetCor Technologies, Inc. (a)	8,285,977
38,801	Global Payments, Inc.	4,373,261
11,230	Mastercard, Inc., Class A	4,267,737
280,103	Shift4 Payments, Inc., Class A (a)	18,982,580
36,219	Visa, Inc., Class A	8,429,248
1,098,572	Western Union (The) Co.	12,007,392
115,457	WEX, Inc. (a)	20,476,299
		101,807,534

	Ground Transportation — 8.3%
272,751	CSX Corp.	8,357,091
69,814	J.B. Hunt Transport Services, Inc.	12,237,696
375,249	Knight-Swift Transportation Holdings, Inc.	21,134,024
118,442	Landstar System, Inc.	20,849,345
38,519	Norfolk Southern Corp.	7,820,513
47,921	Old Dominion Freight Line, Inc.	15,353,409
237,916	Ryder System, Inc.	18,833,430
793,717	Schneider National, Inc., Class B	20,771,574
127,990	XPO, Inc. (a)	5,654,598
		131,011,680

	Household Durables — 2.0%
81,479	Mohawk Industries, Inc. (a)	8,628,626
102,010	TopBuild Corp. (a)	23,001,215
		31,629,841

	Industrial Conglomerates — 2.1%
155,385	3M Co.	16,504,994
170,840	General Electric Co.	16,908,035
		33,413,029

	Leisure Products — 1.4%
258,927	Brunswick Corp.	21,954,420

	Life Sciences Tools & Services — 0.5%
5,340	Mettler-Toledo International, Inc. (a)	7,964,610

	Machinery — 16.8%
120,802	AGCO Corp.	14,972,200
469,317	Allison Transmission Holdings, Inc.	22,897,976
53,528	Caterpillar, Inc.	11,711,926
209,927	Crane NXT Co.	9,942,143
34,190	Cummins, Inc.	8,036,018
19,783	Deere & Co.	7,478,370
249,954	Donaldson Co., Inc.	15,884,577
26,870	Dover Corp.	3,927,319
138,247	Esab Corp.	8,068,095

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
120,088	Flowserve Corp.	$4,009,738
59,897	Fortive Corp.	3,778,902
55,928	Graco, Inc.	4,434,531
17,670	IDEX Corp.	3,645,674
50,311	Illinois Tool Works, Inc.	12,172,243
94,620	ITT, Inc.	7,989,713
125,560	Lincoln Electric Holdings, Inc.	21,068,968
83,553	Middleby (The) Corp. (a)	11,770,947
18,370	Nordson Corp.	3,973,615
96,758	Otis Worldwide Corp.	8,253,457
223,118	PACCAR, Inc.	16,664,683
48,586	Parker-Hannifin Corp.	15,784,620
147,749	Pentair PLC	8,581,262
66,153	Snap-on, Inc.	17,160,750
50,672	Stanley Black & Decker, Inc.	4,375,020
146,920	Toro (The) Co.	15,317,879
40,406	Westinghouse Air Brake Technologies Corp.	3,946,454
		265,847,080

	Marine Transportation — 0.5%
117,158	Kirby Corp. (a)	8,416,631

	Paper & Forest Products — 1.5%
391,659	Louisiana-Pacific Corp.	23,397,709

	Professional Services — 2.9%
82,757	FTI Consulting, Inc. (a)	14,937,638
88,335	Genpact Ltd.	3,935,324
34,752	Jacobs Solutions, Inc.	4,012,466
148,422	ManpowerGroup, Inc.	11,237,030
152,034	Robert Half International, Inc.	11,098,482
		45,220,940

	Semiconductors & Semiconductor Equipment — 1.0%
184,286	MKS Instruments, Inc.	15,456,067

	Software — 0.8%
17,436	Fair Isaac Corp. (a)	12,692,536

	Trading Companies & Distributors — 8.6%
414,842	Air Lease Corp.	16,684,945
707,015	Core & Main, Inc., Class A (a)	18,424,811
194,433	MSC Industrial Direct Co., Inc., Class A	17,640,906
53,652	United Rentals, Inc.	19,374,274
30,819	W.W. Grainger, Inc.	21,436,772
66,734	Watsco, Inc.	23,115,323
137,387	WESCO International, Inc.	19,783,728
		136,460,759

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Total Common Stocks — 99.9%	$1,580,062,333
	(Cost $1,481,750,169)

	Money Market Funds — 0.1%
1,661,605	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (b)	1,661,605
	(Cost $1,661,605)

	Total Investments — 100.0%	1,581,723,938
	(Cost $1,483,411,774)
	Net Other Assets and Liabilities — (0.0)%	(767,741)
	Net Assets — 100.0%	$1,580,956,197

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,580,062,333	$1,580,062,333	$—	$—
Money Market Funds	1,661,605	1,661,605	—	—
Total Investments	$1,581,723,938	$1,581,723,938	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.9%
208,649	Hexcel Corp.	$15,039,420

	Chemicals — 53.0%
49,580	Air Products and Chemicals, Inc.	14,594,369
257,693	Albemarle Corp.	47,791,744
277,293	Ashland, Inc.	28,175,742
523,107	Celanese Corp.	55,574,888
196,441	CF Industries Holdings, Inc.	14,061,247
1,630,720	Chemours (The) Co.	47,405,030
1,039,055	Dow, Inc.	56,524,592
578,891	Eastman Chemical Co.	48,783,144
172,057	Ecolab, Inc.	28,878,047
1,474,911	Element Solutions, Inc.	26,769,634
233,197	FMC Corp.	28,818,485
2,081,906	Huntsman Corp.	55,774,262
154,854	International Flavors & Fragrances, Inc.	15,014,644
137,358	Linde PLC	50,746,913
606,679	LyondellBasell Industries N.V., Class A	57,397,900
1,773,605	Mosaic (The) Co.	75,998,974
133,768	NewMarket Corp.	53,453,693
1,026,327	Olin Corp.	56,858,516
408,380	Scotts Miracle-Gro (The) Co.	27,283,868
701,608	Westlake Corp.	79,828,958
		869,734,650

	Containers & Packaging — 4.9%
159,174	Avery Dennison Corp.	27,772,680
1,579,620	International Paper Co.	52,301,218
		80,073,898

	Machinery — 2.8%
597,454	Timken (The) Co.	45,914,340

	Metals & Mining — 33.5%
334,591	Alcoa Corp.	12,426,710
4,439,330	Cleveland-Cliffs, Inc. (a)	68,276,895
1,193,441	Freeport-McMoRan, Inc.	45,243,348
505,152	MP Materials Corp. (a)	10,946,644
290,502	Newmont Corp.	13,769,795
526,789	Nucor Corp.	78,059,594
316,946	Reliance Steel & Aluminum Co.	78,539,219
109,785	Royal Gold, Inc.	14,539,925
373,515	Southern Copper Corp.	28,697,157
3,767,264	SSR Mining, Inc.	53,947,221
719,734	Steel Dynamics, Inc.	74,816,349
3,117,737	United States Steel Corp.	71,333,823
		550,596,680

	Trading Companies & Distributors — 4.7%
528,000	Fastenal Co.	28,427,520

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
1,393,769	Univar Solutions, Inc. (a)	$49,478,799
		77,906,319
	Total Common Stocks — 99.8%	1,639,265,307
	(Cost $1,738,422,748)

	Money Market Funds — 0.2%
2,534,633	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (b)	2,534,633
	(Cost $2,534,633)

	Total Investments — 100.0%	1,641,799,940
	(Cost $1,740,957,381)
	Net Other Assets and Liabilities — (0.0)%	(105,156)
	Net Assets — 100.0%	$1,641,694,784

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2023.

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,639,265,307	$1,639,265,307	$—	$—
Money Market Funds	2,534,633	2,534,633	—	—
Total Investments	$1,641,799,940	$1,641,799,940	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 0.3%
24,857	F5, Inc. (a)	$3,339,786

	Electrical Equipment — 1.9%
1,331,955	Vertiv Holdings Co.	19,872,769

	Electronic Equipment, Instruments & Components — 12.8%
132,946	Amphenol Corp., Class A	10,033,435
152,641	Arrow Electronics, Inc. (a)	17,466,710
421,688	Avnet, Inc.	17,398,847
97,800	CDW Corp.	16,585,902
190,203	Coherent Corp. (a)	6,493,530
307,947	Corning, Inc.	10,229,999
216,201	Jabil, Inc.	16,896,108
363,676	National Instruments Corp.	21,176,854
149,662	TD SYNNEX Corp.	13,325,904
		129,607,289

	Financial Services — 0.4%
204,026	Toast, Inc., Class A (a)	3,713,273

	Hotels, Restaurants & Leisure — 1.0%
170,931	DoorDash, Inc., Class A (a)	10,459,268

	Interactive Media & Services — 2.5%
69,824	Alphabet, Inc., Class A (a)	7,494,908
51,261	Meta Platforms, Inc., Class A (a)	12,319,044
265,600	Pinterest, Inc., Class A (a)	6,108,800
		25,922,752

	IT Services — 9.8%
138,753	Akamai Technologies, Inc. (a)	11,373,583
113,135	Amdocs Ltd.	10,323,569
58,733	Cloudflare, Inc., Class A (a)	2,763,388
312,823	Cognizant Technology Solutions Corp., Class A	18,678,661
745,707	DXC Technology Co. (a)	17,785,112
11,117	Gartner, Inc. (a)	3,362,448
46,596	GoDaddy, Inc., Class A (a)	3,526,385
27,626	International Business Machines Corp.	3,492,203
15,535	MongoDB, Inc. (a)	3,727,779
125,978	Okta, Inc. (a)	8,633,272
54,352	Twilio, Inc., Class A (a)	2,859,459
145,148	Wix.com Ltd. (a)	12,661,260
		99,187,119

	Professional Services — 7.1%
36,669	CACI International, Inc., Class A (a)	11,489,131
197,840	Ceridian HCM Holding, Inc. (a)	12,558,883
119,176	Concentrix Corp.	11,501,676
616,943	Dun & Bradstreet Holdings, Inc.	6,891,253
131,569	KBR, Inc.	7,463,909

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
78,676	Leidos Holdings, Inc.	$7,337,324
33,701	Science Applications International Corp.	3,438,513
192,392	SS&C Technologies Holdings, Inc.	11,262,628
		71,943,317

	Semiconductors & Semiconductor Equipment — 29.2%
194,473	Advanced Micro Devices, Inc. (a)	17,380,052
397,172	Allegro MicroSystems, Inc. (a)	14,206,842
96,645	Analog Devices, Inc.	17,384,503
117,934	Applied Materials, Inc.	13,330,080
22,580	Broadcom, Inc.	14,146,370
99,327	Cirrus Logic, Inc. (a)	8,521,263
44,159	Entegris, Inc.	3,308,392
264,066	GLOBALFOUNDRIES, Inc. (a) (b)	15,527,081
583,419	Intel Corp.	18,120,994
36,290	KLA Corp.	14,027,537
35,955	Lam Research Corp.	18,843,296
199,584	Lattice Semiconductor Corp. (a)	15,906,845
227,504	Microchip Technology, Inc.	16,605,517
240,070	Micron Technology, Inc.	15,450,905
38,079	Monolithic Power Systems, Inc.	17,591,356
39,113	NVIDIA Corp.	10,853,466
231,539	ON Semiconductor Corp. (a)	16,661,546
106,964	Qorvo, Inc. (a)	9,849,245
56,771	QUALCOMM, Inc.	6,630,853
122,782	Skyworks Solutions, Inc.	13,002,614
33,685	Teradyne, Inc.	3,078,135
38,938	Texas Instruments, Inc.	6,510,434
70,034	Universal Display Corp.	9,346,738
		296,284,064

	Software — 31.9%
18,795	Adobe, Inc. (a)	7,096,240
123,095	Alteryx, Inc., Class A (a)	5,062,897
32,645	ANSYS, Inc. (a)	10,247,918
17,397	Autodesk, Inc. (a)	3,388,762
252,718	Bentley Systems, Inc., Class B	10,755,678
188,749	Black Knight, Inc. (a)	10,313,245
68,950	Cadence Design Systems, Inc. (a)	14,441,578
42,396	Dolby Laboratories, Inc., Class A	3,548,121
480,458	DoubleVerify Holdings, Inc. (a)	14,135,074
335,009	Dropbox, Inc., Class A (a)	6,814,083
171,227	Dynatrace, Inc. (a)	7,239,478
217,963	Fortinet, Inc. (a)	13,742,567
211,040	Gen Digital, Inc.	3,729,077
33,786	HubSpot, Inc. (a)	14,222,217
16,246	Intuit, Inc.	7,212,412
70,161	Manhattan Associates, Inc. (a)	11,624,275
25,123	Microsoft Corp.	7,719,293

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
307,033	NCR Corp. (a)	$6,843,766
253,158	New Relic, Inc. (a)	18,093,202
278,680	Nutanix, Inc., Class A (a)	6,682,746
155,895	Oracle Corp.	14,766,374
428,574	Palantir Technologies, Inc., Class A (a)	3,321,449
72,523	Palo Alto Networks, Inc. (a)	13,232,547
224,100	Pegasystems, Inc.	10,223,442
231,292	Procore Technologies, Inc. (a)	12,353,306
56,484	PTC, Inc. (a)	7,105,122
72,509	Salesforce, Inc. (a)	14,383,610
15,585	ServiceNow, Inc. (a)	7,160,061
303,051	Smartsheet, Inc., Class A (a)	12,385,694
75,541	Splunk, Inc. (a)	6,514,656
37,504	Synopsys, Inc. (a)	13,925,985
89,907	Teradata Corp. (a)	3,480,300
618,699	UiPath, Inc., Class A (a)	8,711,282
29,006	VMware, Inc., Class A (a)	3,626,620
52,602	Workday, Inc., Class A (a)	9,791,336
		323,894,413

	Technology Hardware, Storage & Peripherals — 3.1%
21,962	Apple, Inc.	3,726,512
180,127	Dell Technologies, Inc., Class C	7,833,723
909,342	Hewlett Packard Enterprise Co.	13,021,778
123,389	HP, Inc.	3,665,887
96,136	Western Digital Corp. (a)	3,310,924
		31,558,824
	Total Common Stocks — 100.0%	1,015,782,874
	(Cost $988,397,677)

	Money Market Funds — 1.3%
12,649,477	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.67% (c) (d)	12,649,477
308,427	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.71% (c)	308,427
	Total Money Market Funds — 1.3%	12,957,904
	(Cost $12,957,904)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$2,197,644	BNP Paribas S.A., 4.70% (c), dated 04/28/23, due 05/01/23, with a maturity value of $2,198,505. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 2.25%, due 01/15/25 to 08/15/27. The value of the collateral including accrued interest is $2,246,544. (d)	$2,197,644
	(Cost $2,197,644)

	Total Investments — 101.5%	1,030,938,422
	(Cost $1,003,553,225)
	Net Other Assets and Liabilities — (1.5)%	(15,505,783)
	Net Assets — 100.0%	$1,015,432,639

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $14,750,687 and the total value of the collateral held by the Fund is $14,847,121.
(c)	Rate shown reflects yield as of April 30, 2023.
(d)	This security serves as collateral for securities on loan.

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,015,782,874	$1,015,782,874	$—	$—
Money Market Funds	12,957,904	12,957,904	—	—
Repurchase Agreements	2,197,644	—	2,197,644	—
Total Investments	$1,030,938,422	$1,028,740,778	$2,197,644	$—

* See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Commercial Services & Supplies — 4.2%
36,642	Clean Harbors, Inc. (a)	$5,318,953
19,315	Republic Services, Inc.	2,793,336
59,888	Stericycle, Inc. (a)	2,733,887
16,005	Waste Management, Inc.	2,657,630
		13,503,806

	Electric Utilities — 53.5%
146,728	Alliant Energy Corp.	8,090,582
86,111	American Electric Power Co., Inc.	7,958,379
327,454	Avangrid, Inc.	13,183,298
108,293	Duke Energy Corp.	10,708,012
73,998	Edison International	5,446,253
96,963	Entergy Corp.	10,431,279
170,927	Evergy, Inc.	10,616,276
100,120	Eversource Energy	7,770,313
249,392	Exelon Corp.	10,584,196
204,046	Hawaiian Electric Industries, Inc.	8,000,644
48,220	IDACORP, Inc.	5,358,206
380,834	NRG Energy, Inc.	13,013,098
346,757	OGE Energy Corp.	13,017,258
807,600	PG&E Corp. (a)	13,818,036
131,841	Pinnacle West Capital Corp.	10,344,245
281,948	PPL Corp.	8,097,547
75,073	Southern (The) Co.	5,521,619
116,183	Xcel Energy, Inc.	8,122,353
		170,081,594

	Electrical Equipment — 4.3%
648,082	Sunrun, Inc. (a)	13,635,645

	Gas Utilities — 8.9%
69,735	Atmos Energy Corp.	7,959,553
226,166	National Fuel Gas Co.	12,642,679
225,411	UGI Corp.	7,636,925
		28,239,157

	Independent Power and Renewable Electricity Producers — 8.8%
108,461	AES (The) Corp.	2,566,187
373,645	Brookfield Renewable Corp., Class A	12,483,479
544,118	Vistra Corp.	12,982,656
		28,032,322

	Multi-Utilities — 19.3%
60,463	Ameren Corp.	5,379,393
354,617	CenterPoint Energy, Inc.	10,805,180
85,099	CMS Energy Corp.	5,298,264
109,200	Consolidated Edison, Inc.	10,752,924
46,713	Dominion Energy, Inc.	2,669,181
47,686	DTE Energy Co.	5,360,383
373,645	NiSource, Inc.	10,633,937
41,823	Public Service Enterprise Group, Inc.	2,643,213
34,555	Sempra Energy	5,372,957

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
27,554	WEC Energy Group, Inc.	$2,649,868
		61,565,300

	Water Utilities — 0.8%
59,834	Essential Utilities, Inc.	2,554,912
	Total Common Stocks — 99.8%	317,612,736
	(Cost $320,697,164)

	Money Market Funds — 0.1%
175,166	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.71% (b)	175,166
	(Cost $175,166)

	Total Investments — 99.9%	317,787,902
	(Cost $320,872,330)
	Net Other Assets and Liabilities — 0.1%	262,014
	Net Assets — 100.0%	$318,049,916

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2023.

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$317,612,736	$317,612,736	$—	$—
Money Market Funds	175,166	175,166	—	—
Total Investments	$317,787,902	$317,787,902	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

April 30, 2023 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®, Russell 1000®, and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the Indices under license. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (FXD), First Trust Consumer Staples AlphaDEX® Fund (FXG), First Trust Energy AlphaDEX® Fund (FXN), First Trust Financials AlphaDEX® Fund (FXO), First Trust Health Care AlphaDEX® Fund (FXH), First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR), First Trust Materials AlphaDEX® Fund (FXZ), First Trust Technology AlphaDEX® Fund (FXL) and the First Trust Utilities AlphaDEX® Fund (FXU), respectively (each, the “Product”). Neither FTP, First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or the Product or its holders. ICE Data has no obligation to take the needs of FTP or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 3.4%
22,021	Axon Enterprise, Inc. (a)	$4,640,045
23,315	Boeing (The) Co. (a)	4,821,076
8,683	General Dynamics Corp.	1,895,846
17,370	HEICO Corp.	2,929,277
116,876	Howmet Aerospace, Inc.	5,176,438
10,089	L3Harris Technologies, Inc.	1,968,868
2,091	Lockheed Martin Corp.	971,165
8,581	Northrop Grumman Corp.	3,958,158
20,229	Raytheon Technologies Corp.	2,020,877
56,090	Textron, Inc.	3,754,665
6,722	TransDigm Group, Inc.	5,142,330
		37,278,745

	Air Freight & Logistics — 0.9%
35,977	Expeditors International of Washington, Inc.	4,095,622
13,005	FedEx Corp.	2,962,279
15,318	United Parcel Service, Inc., Class B	2,754,329
		9,812,230

	Automobiles — 0.7%
235,807	Ford Motor Co.	2,801,387
135,003	General Motors Co.	4,460,499
4,777	Tesla, Inc. (a)	784,909
		8,046,795

	Banks — 4.6%
138,513	Bank of America Corp.	4,055,661
84,486	Citigroup, Inc.	3,976,756
130,438	Citizens Financial Group, Inc.	4,035,752
148,703	Fifth Third Bancorp	3,896,018
353,962	First Republic Bank (b)	1,242,407
353,701	Huntington Bancshares, Inc.	3,961,451
22,797	JPMorgan Chase & Co.	3,151,457
316,417	KeyCorp	3,562,855
33,131	M&T Bank Corp.	4,167,880
31,167	PNC Financial Services Group (The), Inc.	4,059,502
213,446	Regions Financial Corp.	3,897,524
116,172	Truist Financial Corp.	3,784,884
82,413	U.S. Bancorp	2,825,118
105,979	Wells Fargo & Co.	4,212,665
		50,829,930

	Beverages — 0.7%
15,965	Coca-Cola (The) Co.	1,024,155
28,069	Keurig Dr Pepper, Inc.	917,856
73,345	Monster Beverage Corp. (a)	4,107,320
10,869	PepsiCo, Inc.	2,074,784
		8,124,115

	Biotechnology — 1.2%
6,211	AbbVie, Inc.	938,606
17,806	Biogen, Inc. (a)	5,417,120

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
23,874	Gilead Sciences, Inc.	$1,962,682
6,452	Moderna, Inc. (a)	857,406
2,409	Regeneron Pharmaceuticals, Inc. (a)	1,931,512
6,284	Vertex Pharmaceuticals, Inc. (a)	2,141,147
		13,248,473

	Building Products — 0.9%
4,380	Carlisle Cos., Inc.	945,423
86,588	Carrier Global Corp.	3,621,110
16,443	Johnson Controls International PLC	983,949
26,911	Trane Technologies PLC	5,000,333
		10,550,815

	Capital Markets — 4.1%
12,924	Ameriprise Financial, Inc.	3,943,371
23,739	Ares Management Corp., Class A	2,079,299
65,384	Bank of New York Mellon (The) Corp.	2,784,704
2,958	BlackRock, Inc.	1,985,410
159,426	Carlyle Group (The), Inc.	4,835,390
2,382	FactSet Research Systems, Inc.	980,646
147,048	Franklin Resources, Inc.	3,952,650
12,110	Goldman Sachs Group (The), Inc.	4,159,058
18,860	KKR & Co., Inc.	1,000,900
4,891	LPL Financial Holdings, Inc.	1,021,436
7,591	MarketAxess Holdings, Inc.	2,416,747
3,234	Moody’s Corp.	1,012,630
33,836	Morgan Stanley	3,044,225
7,075	MSCI, Inc.	3,413,334
11,235	Northern Trust Corp.	878,128
52,335	State Street Corp.	3,781,727
35,090	T. Rowe Price Group, Inc.	3,941,660
		45,231,315

	Chemicals — 3.8%
6,897	Air Products and Chemicals, Inc.	2,030,201
8,965	Albemarle Corp.	1,662,649
45,474	Celanese Corp.	4,831,158
32,842	Corteva, Inc.	2,007,303
90,332	Dow, Inc.	4,914,061
68,996	DuPont de Nemours, Inc.	4,810,401
17,950	Ecolab, Inc.	3,012,728
16,216	FMC Corp.	2,003,973
52,742	LyondellBasell Industries N.V., Class A	4,989,921
107,931	Mosaic (The) Co.	4,624,843
7,412	PPG Industries, Inc.	1,039,607
4,406	Sherwin-Williams (The) Co.	1,046,601
42,693	Westlake Corp.	4,857,610
		41,831,056

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 1.0%
4,278	Cintas Corp.	$1,949,784
65,837	Copart, Inc. (a)	5,204,415
14,649	Republic Services, Inc.	2,118,538
26,386	Rollins, Inc.	1,114,808
6,070	Waste Management, Inc.	1,007,924
		11,395,469

	Communications Equipment — 0.9%
29,499	Arista Networks, Inc. (a)	4,724,560
37,893	Cisco Systems, Inc.	1,790,444
13,846	Motorola Solutions, Inc.	4,034,725
		10,549,729

	Construction & Engineering — 0.5%
29,713	Quanta Services, Inc.	5,040,513

	Construction Materials — 0.3%
5,581	Martin Marietta Materials, Inc.	2,027,019
5,772	Vulcan Materials Co.	1,010,793
		3,037,812

	Consumer Finance — 1.4%
6,002	American Express Co.	968,363
51,492	Capital One Financial Corp.	5,010,172
40,082	Discover Financial Services	4,147,284
170,284	Synchrony Financial	5,025,081
		15,150,900

	Consumer Staples Distribution & Retail — 1.0%
4,707	Dollar General Corp.	1,042,412
20,698	Dollar Tree, Inc. (a)	3,181,490
60,181	Kroger (The) Co.	2,926,602
25,646	Sysco Corp.	1,968,074
5,977	Target Corp.	942,872
6,719	Walmart, Inc.	1,014,367
		11,075,817

	Containers & Packaging — 1.1%
11,071	Avery Dennison Corp.	1,931,668
17,971	Ball Corp.	955,698
137,319	International Paper Co.	4,546,632
35,671	Packaging Corp. of America	4,824,859
		12,258,857

	Distributors — 0.9%
23,675	Genuine Parts Co.	3,984,739
69,793	LKQ Corp.	4,029,150
5,784	Pool Corp.	2,032,035
		10,045,924

	Diversified Telecommunication Services — 0.6%
102,894	AT&T, Inc.	1,818,137

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services (Continued)
127,333	Verizon Communications, Inc.	$4,944,340
		6,762,477

	Electric Utilities — 4.1%
55,636	Alliant Energy Corp.	3,067,769
32,656	American Electric Power Co., Inc.	3,018,068
37,850	Constellation Energy Corp.	2,929,590
30,794	Duke Energy Corp.	3,044,911
42,090	Edison International	3,097,824
36,771	Entergy Corp.	3,955,824
64,813	Evergy, Inc.	4,025,535
50,624	Eversource Energy	3,928,929
94,565	Exelon Corp.	4,013,339
24,719	FirstEnergy Corp.	983,816
244,988	PG&E Corp. (a)	4,191,745
106,917	PPL Corp.	3,070,656
42,698	Southern (The) Co.	3,140,438
44,052	Xcel Energy, Inc.	3,079,675
		45,548,119

	Electrical Equipment — 0.9%
20,445	AMETEK, Inc.	2,819,979
17,339	Eaton Corp. PLC	2,897,694
11,367	Emerson Electric Co.	946,416
12,214	Hubbell, Inc.	3,289,474
		9,953,563

	Electronic Equipment, Instruments & Components — 1.4%
48,473	Amphenol Corp., Class A	3,658,257
5,085	CDW Corp.	862,365
84,217	Corning, Inc.	2,797,689
22,655	TE Connectivity Ltd.	2,772,292
8,856	Teledyne Technologies, Inc. (a)	3,669,927
37,785	Trimble, Inc. (a)	1,779,674
		15,540,204

	Energy Equipment & Services — 0.6%
93,907	Halliburton Co.	3,075,454
80,686	Schlumberger Ltd.	3,981,854
		7,057,308

	Entertainment — 1.1%
8,221	Electronic Arts, Inc.	1,046,369
52,938	Liberty Media Corp.-Liberty Formula One, Class C (a)	3,821,594
14,150	Live Nation Entertainment, Inc. (a)	959,087
8,602	Netflix, Inc. (a)	2,838,058
66,058	ROBLOX Corp., Class A (a)	2,351,665
9,889	Walt Disney (The) Co. (a)	1,013,622
		12,030,395

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Financial Services — 1.9%
15,679	Apollo Global Management, Inc.	$993,892
309,105	Corebridge Financial, Inc.	5,211,510
35,048	Fiserv, Inc. (a)	4,280,062
9,394	FleetCor Technologies, Inc. (a)	2,009,565
18,823	Global Payments, Inc.	2,121,540
8,172	Mastercard, Inc., Class A	3,105,605
13,176	Visa, Inc., Class A	3,066,450
		20,788,624

	Food Products — 3.6%
62,165	Archer-Daniels-Midland Co.	4,853,843
51,840	Bunge Ltd.	4,852,224
36,023	Campbell Soup Co.	1,956,049
52,737	Conagra Brands, Inc.	2,001,897
23,177	General Mills, Inc.	2,054,178
15,575	Hershey (The) Co.	4,252,909
49,667	Hormel Foods Corp.	2,008,533
18,883	J.M. Smucker (The) Co.	2,915,724
14,787	Kellogg Co.	1,031,689
76,837	Kraft Heinz (The) Co.	3,017,389
47,374	Lamb Weston Holdings, Inc.	5,296,887
14,209	Mondelez International, Inc., Class A	1,090,114
83,481	Tyson Foods, Inc., Class A	5,216,728
		40,548,164

	Gas Utilities — 0.4%
35,255	Atmos Energy Corp.	4,024,006

	Ground Transportation — 1.8%
33,077	CSX Corp.	1,013,479
22,576	J.B. Hunt Transport Services, Inc.	3,957,347
14,526	Old Dominion Freight Line, Inc.	4,653,985
156,210	Uber Technologies, Inc. (a)	4,850,321
83,014	U-Haul Holding Co.	5,068,835
		19,543,967

	Health Care Equipment & Supplies — 2.1%
4,002	Becton, Dickinson and Co.	1,057,769
59,388	Boston Scientific Corp. (a)	3,095,303
2,649	Cooper (The) Cos., Inc.	1,010,461
17,047	Dexcom, Inc. (a)	2,068,483
36,820	Hologic, Inc. (a)	3,166,888
3,964	IDEXX Laboratories, Inc. (a)	1,950,922
12,420	Insulet Corp. (a)	3,950,057
24,569	Medtronic PLC	2,234,550
13,880	Stryker Corp.	4,159,142
7,663	Zimmer Biomet Holdings, Inc.	1,060,866
		23,754,441

	Health Care Providers & Services — 3.1%
52,471	Cardinal Health, Inc.	4,307,869
47,006	Centene Corp. (a)	3,240,124
19,381	Cigna Group (The)	4,909,014

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
39,982	CVS Health Corp.	$2,931,080
4,304	Elevance Health, Inc.	2,017,070
18,780	HCA Healthcare, Inc.	5,396,057
4,078	Humana, Inc.	2,163,338
17,264	Laboratory Corp. of America Holdings	3,913,922
3,706	Molina Healthcare, Inc. (a)	1,103,980
28,004	Quest Diagnostics, Inc.	3,887,235
2,092	UnitedHealth Group, Inc.	1,029,452
		34,899,141

	Health Care REITs — 0.3%
45,688	Ventas, Inc.	2,195,309
13,815	Welltower, Inc.	1,094,424
		3,289,733

	Health Care Technology — 0.1%
5,384	Veeva Systems, Inc., Class A (a)	964,167

	Hotel & Resort REITs — 0.2%
120,120	Host Hotels & Resorts, Inc.	1,942,340

	Hotels, Restaurants & Leisure — 4.1%
15,920	Airbnb, Inc., Class A (a)	1,905,146
1,865	Booking Holdings, Inc. (a)	5,009,968
2,322	Chipotle Mexican Grill, Inc. (a)	4,801,014
31,911	Darden Restaurants, Inc.	4,848,238
28,121	Hilton Worldwide Holdings, Inc.	4,049,987
51,720	Las Vegas Sands Corp. (a)	3,302,322
29,824	Marriott International, Inc., Class A	5,050,396
3,540	McDonald’s Corp.	1,046,955
111,478	MGM Resorts International	5,007,592
75,831	Royal Caribbean Cruises Ltd. (a)	4,961,622
28,536	Starbucks Corp.	3,261,380
15,000	Yum! Brands, Inc.	2,108,700
		45,353,320

	Household Durables — 2.2%
50,686	D.R. Horton, Inc.	5,566,337
29,438	Garmin Ltd.	2,889,928
47,109	Lennar Corp., Class A	5,314,366
891	NVR, Inc. (a)	5,203,440
84,965	PulteGroup, Inc.	5,705,400
		24,679,471

	Household Products — 0.3%
7,377	Kimberly-Clark Corp.	1,068,853
13,323	Procter & Gamble (The) Co.	2,083,451
		3,152,304

	Independent Power and Renewable Electricity Producers — 0.1%
41,129	AES (The) Corp.	973,112

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates — 0.4%
47,109	3M Co.	$5,003,918

	Insurance — 3.3%
61,404	Aflac, Inc.	4,289,069
98,331	American International Group, Inc.	5,215,476
3,144	Aon PLC, Class A	1,022,366
29,182	Arch Capital Group Ltd. (a)	2,190,693
5,174	Arthur J. Gallagher & Co.	1,076,502
17,250	Brown & Brown, Inc.	1,110,727
15,305	Chubb Ltd.	3,084,876
2,767	Everest Re Group Ltd.	1,045,926
56,845	Hartford Financial Services Group (The), Inc.	4,035,427
51,204	Loews Corp.	2,947,814
5,942	Marsh & McLennan Cos., Inc.	1,070,689
17,093	MetLife, Inc.	1,048,314
53,304	Principal Financial Group, Inc.	3,981,276
17,331	Travelers (The) Cos., Inc.	3,139,337
15,904	W.R. Berkley Corp.	937,064
		36,195,556

	Interactive Media & Services — 0.7%
28,641	Alphabet, Inc., Class A (a)	3,074,325
14,017	Meta Platforms, Inc., Class A (a)	3,368,565
72,637	Pinterest, Inc., Class A (a)	1,670,651
		8,113,541

	IT Services — 1.6%
6,931	Accenture PLC, Class A	1,942,690
37,950	Akamai Technologies, Inc. (a)	3,110,761
16,064	Cloudflare, Inc., Class A (a)	755,811
81,275	Cognizant Technology Solutions Corp., Class A	4,852,930
3,312	EPAM Systems, Inc. (a)	935,441
6,080	Gartner, Inc. (a)	1,838,957
25,489	GoDaddy, Inc., Class A (a)	1,929,008
4,252	MongoDB, Inc. (a)	1,020,310
4,686	VeriSign, Inc. (a)	1,039,355
		17,425,263

	Life Sciences Tools & Services — 0.9%
14,725	Charles River Laboratories International, Inc. (a)	2,799,517
1,942	Mettler-Toledo International, Inc. (a)	2,896,493
14,863	PerkinElmer, Inc.	1,939,473
3,440	Thermo Fisher Scientific, Inc.	1,908,856

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
2,862	West Pharmaceutical Services, Inc.	$1,033,869
		10,578,208

	Machinery — 4.1%
17,308	Caterpillar, Inc.	3,786,990
12,438	Cummins, Inc.	2,923,427
9,593	Deere & Co.	3,626,346
13,039	Dover Corp.	1,905,780
29,059	Fortive Corp.	1,833,332
12,857	IDEX Corp.	2,652,656
16,272	Illinois Tool Works, Inc.	3,936,848
68,088	Ingersoll Rand, Inc.	3,882,378
35,199	Otis Worldwide Corp.	3,002,475
54,119	PACCAR, Inc.	4,042,148
2,944	Parker-Hannifin Corp.	956,447
16,046	Snap-on, Inc.	4,162,493
61,450	Stanley Black & Decker, Inc.	5,305,593
19,600	Westinghouse Air Brake Technologies Corp.	1,914,332
18,915	Xylem, Inc.	1,964,134
		45,895,379

	Media — 1.6%
5,539	Charter Communications, Inc., Class A (a)	2,042,229
78,373	Comcast Corp., Class A	3,242,291
145,429	Fox Corp., Class A	4,836,968
53,186	Interpublic Group of (The) Cos., Inc.	1,900,336
20,996	Omnicom Group, Inc.	1,901,608
177,569	Paramount Global, Class B	4,142,685
		18,066,117

	Metals & Mining — 1.5%
48,421	Freeport-McMoRan, Inc.	1,835,640
20,205	Newmont Corp.	957,717
32,058	Nucor Corp.	4,750,355
19,286	Reliance Steel & Aluminum Co.	4,779,071
43,795	Steel Dynamics, Inc.	4,552,490
		16,875,273

	Multi-Utilities — 2.4%
34,389	Ameren Corp.	3,059,589
134,472	CenterPoint Energy, Inc.	4,097,362
48,409	CMS Energy Corp.	3,013,944
41,408	Consolidated Edison, Inc.	4,077,446
35,431	Dominion Energy, Inc.	2,024,527
27,126	DTE Energy Co.	3,049,234
31,716	Public Service Enterprise Group, Inc.	2,004,451
19,657	Sempra Energy	3,056,467
20,894	WEC Energy Group, Inc.	2,009,376
		26,392,396

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Office REITs — 0.3%
23,655	Alexandria Real Estate Equities, Inc.	$2,937,478

	Oil, Gas & Consumable Fuels — 6.2%
54,930	APA Corp.	2,024,171
31,419	Cheniere Energy, Inc.	4,807,107
18,210	Chevron Corp.	3,069,842
19,968	ConocoPhillips	2,054,508
80,719	Coterra Energy, Inc.	2,066,406
19,568	Devon Energy Corp.	1,045,518
21,977	Diamondback Energy, Inc.	3,125,129
17,276	EOG Resources, Inc.	2,063,964
45,153	Exxon Mobil Corp.	5,343,406
29,939	Hess Corp.	4,342,951
56,560	Kinder Morgan, Inc.	970,004
206,670	Marathon Oil Corp.	4,993,147
36,727	Marathon Petroleum Corp.	4,480,694
63,455	Occidental Petroleum Corp.	3,904,386
62,346	ONEOK, Inc.	4,078,052
137,249	Ovintiv, Inc.	4,951,944
48,844	Phillips 66	4,835,556
4,845	Pioneer Natural Resources Co.	1,054,030
67,880	Targa Resources Corp.	5,126,976
35,468	Valero Energy Corp.	4,067,116
		68,404,907

	Passenger Airlines — 0.9%
141,804	Delta Air Lines, Inc. (a)	4,865,295
91,305	Southwest Airlines Co.	2,765,628
67,147	United Airlines Holdings, Inc. (a)	2,941,039
		10,571,962

	Personal Care Products — 0.1%
4,015	Estee Lauder (The) Cos., Inc., Class A	990,581

	Pharmaceuticals — 0.8%
27,928	Merck & Co., Inc.	3,224,846
514,748	Viatris, Inc.	4,802,599
5,947	Zoetis, Inc.	1,045,364
		9,072,809

	Professional Services — 0.9%
10,682	Booz Allen Hamilton Holding Corp.	1,022,481
16,857	Jacobs Solutions, Inc.	1,946,309
32,274	Leidos Holdings, Inc.	3,009,874
52,611	SS&C Technologies Holdings, Inc.	3,079,848
15,936	TransUnion	1,096,556
		10,155,068

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.3%
40,805	CBRE Group, Inc., Class A (a)	$3,128,111

	Residential REITs — 0.7%
23,575	AvalonBay Communities, Inc.	4,252,223
49,522	Equity Residential	3,132,266
		7,384,489

	Retail REITs — 0.2%
50,708	Kimco Realty Corp.	973,086
15,638	Realty Income Corp.	982,692
		1,955,778

	Semiconductors & Semiconductor Equipment — 5.9%
25,108	Analog Devices, Inc.	4,516,427
32,251	Applied Materials, Inc.	3,645,331
7,719	Broadcom, Inc.	4,835,953
18,213	First Solar, Inc. (a)	3,325,330
151,575	Intel Corp.	4,707,919
9,924	KLA Corp.	3,836,023
7,473	Lam Research Corp.	3,916,450
59,107	Microchip Technology, Inc.	4,314,220
65,651	Micron Technology, Inc.	4,225,298
9,891	Monolithic Power Systems, Inc.	4,569,345
10,694	NVIDIA Corp.	2,967,478
26,557	NXP Semiconductors N.V.	4,348,443
60,154	ON Semiconductor Corp. (a)	4,328,682
31,050	QUALCOMM, Inc.	3,626,640
41,973	Skyworks Solutions, Inc.	4,444,941
18,422	Teradyne, Inc.	1,683,402
10,644	Texas Instruments, Inc.	1,779,677
		65,071,559

	Software — 4.6%
5,136	Adobe, Inc. (a)	1,939,148
8,931	ANSYS, Inc. (a)	2,803,620
9,519	Autodesk, Inc. (a)	1,854,206
23,574	Cadence Design Systems, Inc. (a)	4,937,574
5,642	Fair Isaac Corp. (a)	4,107,094
74,509	Fortinet, Inc. (a)	4,697,792
9,244	HubSpot, Inc. (a)	3,891,262
4,444	Intuit, Inc.	1,972,914
3,439	Microsoft Corp.	1,056,667
53,293	Oracle Corp.	5,047,913
117,201	Palantir Technologies, Inc., Class A (a)	908,308
19,832	Palo Alto Networks, Inc. (a)	3,618,547
15,447	PTC, Inc. (a)	1,943,078
2,249	Roper Technologies, Inc.	1,022,800
4,266	ServiceNow, Inc. (a)	1,959,886
30,991	Splunk, Inc. (a)	2,672,664
10,257	Synopsys, Inc. (a)	3,808,629

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
14,386	Workday, Inc., Class A (a)	$2,677,810
		50,919,912

	Specialized REITs — 1.3%
20,148	Digital Realty Trust, Inc.	1,997,674
2,747	Equinix, Inc.	1,989,048
19,023	Gaming and Leisure Properties, Inc.	989,196
56,158	Iron Mountain, Inc.	3,102,168
30,361	VICI Properties, Inc.	1,030,452
164,355	Weyerhaeuser Co.	4,915,858
		14,024,396

	Specialty Retail — 2.4%
1,212	AutoZone, Inc. (a)	3,227,932
37,956	Best Buy Co., Inc.	2,828,481
19,602	Burlington Stores, Inc. (a)	3,779,462
3,357	Home Depot (The), Inc.	1,008,913
4,952	Lowe’s Cos., Inc.	1,029,174
4,665	O’Reilly Automotive, Inc. (a)	4,279,251
18,660	Ross Stores, Inc.	1,991,582
37,920	TJX (The) Cos., Inc.	2,988,854
4,216	Tractor Supply Co.	1,005,094
9,074	Ulta Beauty, Inc. (a)	5,003,676
		27,142,419

	Technology Hardware, Storage & Peripherals — 1.0%
12,008	Apple, Inc.	2,037,517
248,682	Hewlett Packard Enterprise Co.	3,561,126
33,746	HP, Inc.	1,002,594
46,530	NetApp, Inc.	2,926,272
52,579	Western Digital Corp. (a)	1,810,821
		11,338,330

	Textiles, Apparel & Luxury Goods — 0.2%
16,147	NIKE, Inc., Class B	2,046,148

	Trading Companies & Distributors — 1.1%
55,079	Fastenal Co.	2,965,453
12,515	United Rentals, Inc.	4,519,292
7,189	W.W. Grainger, Inc.	5,000,453
		12,485,198

	Wireless Telecommunication Services — 0.2%
13,671	T-Mobile US, Inc. (a)	1,967,257
	Total Common Stocks — 99.9%	1,108,455,404
	(Cost $1,020,380,141)

Shares	Description	Value

	Money Market Funds — 0.3%
1,845,569	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.67% (c) (d)	$1,845,569
953,723	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (c)	953,723
	Total Money Market Funds — 0.3%	2,799,292
	(Cost $2,799,292)

Principal Value	Description	Value

	Repurchase Agreements — 0.0%
$320,638	BNP Paribas S.A., 4.70% (c), dated 04/28/23, due 05/01/23, with a maturity value of $320,764. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 2.25%, due 01/15/25 to 08/15/27. The value of the collateral including accrued interest is $327,773. (d)	320,638
	(Cost $320,638)

	Total Investments — 100.2%	1,111,575,334
	(Cost $1,023,500,071)
	Net Other Assets and Liabilities — (0.2)%	(1,906,637)
	Net Assets — 100.0%	$1,109,668,697

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $1,197,384 and the total value of the collateral held by the Fund is $2,166,207.
(c)	Rate shown reflects yield as of April 30, 2023.
(d)	This security serves as collateral for securities on loan.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,108,455,404	$1,108,455,404	$—	$—
Money Market Funds	2,799,292	2,799,292	—	—
Repurchase Agreements	320,638	—	320,638	—
Total Investments	$1,111,575,334	$1,111,254,696	$320,638	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.5%
22,975	BWX Technologies, Inc.	$1,483,725
8,217	Curtiss-Wright Corp.	1,395,493
31,832	Hexcel Corp.	2,294,450
10,494	Huntington Ingalls Industries, Inc.	2,116,220
279,173	Leonardo DRS, Inc. (a)	4,201,554
83,889	Spirit AeroSystems Holdings, Inc., Class A	2,496,537
7,437	Woodward, Inc.	714,101
		14,702,080

	Air Freight & Logistics — 0.3%
14,576	C.H. Robinson Worldwide, Inc.	1,470,281
28,703	GXO Logistics, Inc. (a)	1,524,990
		2,995,271

	Automobile Components — 1.4%
17,680	Adient PLC (a)	653,099
58,984	BorgWarner, Inc.	2,838,900
29,834	Fox Factory Holding Corp. (a)	3,307,696
51,671	Gentex Corp.	1,425,603
15,575	Lear Corp.	1,988,304
23,088	Visteon Corp. (a)	3,241,324
		13,454,926

	Automobiles — 0.4%
19,073	Harley-Davidson, Inc.	707,608
45,466	Thor Industries, Inc.	3,592,724
		4,300,332

	Banks — 6.7%
84,699	Bank OZK	3,025,448
25,738	BOK Financial Corp.	2,158,646
139,533	Cadence Bank	2,821,357
66,714	Comerica, Inc.	2,893,386
52,193	East West Bancorp, Inc.	2,697,856
187,287	F.N.B. Corp.	2,150,055
1,488	First Citizens BancShares, Inc., Class A	1,498,684
105,309	First Hawaiian, Inc.	2,012,455
48,504	First Interstate BancSystem, Inc., Class A	1,241,217
17,238	Glacier Bancorp, Inc.	572,819
79,580	Hancock Whitney Corp.	2,906,262
66,714	Home BancShares, Inc.	1,452,364
33,108	Independent Bank Corp.	1,854,048
240,324	New York Community Bancorp, Inc.	2,569,064
150,661	Old National Bancorp	2,020,364
52,515	Pinnacle Financial Partners, Inc.	2,847,888
50,457	Popular, Inc.	3,027,925
35,314	Prosperity Bancshares, Inc.	2,211,363
30,488	SouthState Corp.	2,103,062
93,957	Synovus Financial Corp.	2,893,876

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
50,185	UMB Financial Corp.	$3,192,268
41,147	United Bankshares, Inc.	1,363,200
51,506	United Community Banks, Inc.	1,282,499
313,496	Valley National Bancorp	2,940,592
55,112	Webster Financial Corp.	2,055,678
101,882	Western Alliance Bancorp	3,781,860
39,708	Wintrust Financial Corp.	2,714,836
96,782	Zions Bancorp N.A.	2,696,346
		64,985,418

	Beverages — 0.7%
15,584	Celsius Holdings, Inc. (a)	1,489,363
4,060	Coca-Cola Consolidated, Inc.	2,393,207
14,012	Molson Coors Beverage Co., Class B	833,434
41,208	National Beverage Corp. (a)	2,048,038
		6,764,042

	Biotechnology — 1.8%
25,689	Alkermes PLC (a)	733,421
10,979	Apellis Pharmaceuticals, Inc. (a)	915,978
42,718	Exact Sciences Corp. (a)	2,736,942
74,619	Exelixis, Inc. (a)	1,365,528
39,131	Natera, Inc. (a)	1,984,724
26,992	Prometheus Biosciences, Inc. (a)	5,235,099
98,126	Roivant Sciences Ltd. (a)	838,977
15,762	Sarepta Therapeutics, Inc. (a)	1,935,101
62,241	Vir Biotechnology, Inc. (a)	1,565,361
		17,311,131

	Broadline Retail — 0.9%
7,061	Dillard’s, Inc., Class A	2,106,932
123,054	Kohl’s Corp.	2,710,880
207,025	Macy’s, Inc.	3,382,788
12,499	Ollie’s Bargain Outlet Holdings, Inc. (a)	815,560
		9,016,160

	Building Products — 2.9%
37,448	AAON, Inc.	3,669,904
13,571	Allegion PLC	1,499,324
92,291	AZEK (The) Co., Inc. (a)	2,504,778
40,785	Builders FirstSource, Inc. (a)	3,865,194
36,992	Fortune Brands Innovations, Inc.	2,393,012
5,764	Lennox International, Inc.	1,624,929
29,130	Masco Corp.	1,558,746
37,796	Owens Corning	4,036,991
19,815	Simpson Manufacturing Co., Inc.	2,492,331
14,880	Trex Co., Inc. (a)	813,341
45,563	UFP Industries, Inc.	3,577,607
		28,036,157

	Capital Markets — 1.9%
5,085	Affiliated Managers Group, Inc.	734,172

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
25,106	Evercore, Inc., Class A	$2,863,842
36,083	Federated Hermes, Inc.	1,493,475
8,278	Houlihan Lokey, Inc.	756,444
35,086	Interactive Brokers Group, Inc., Class A	2,731,445
220,786	Invesco Ltd.	3,782,064
68,447	Jefferies Financial Group, Inc.	2,192,357
21,872	Lazard Ltd., Class A	684,594
36,766	Stifel Financial Corp.	2,204,857
18,329	Tradeweb Markets, Inc., Class A	1,290,545
		18,733,795

	Chemicals — 2.7%
52,783	Avient Corp.	2,032,673
119,541	Axalta Coating Systems Ltd. (a)	3,773,909
37,796	Cabot Corp.	2,712,241
72,563	Chemours (The) Co.	2,109,407
34,345	Eastman Chemical Co.	2,894,253
75,005	Element Solutions, Inc.	1,361,341
21,159	H.B. Fuller Co.	1,400,091
105,873	Huntsman Corp.	2,836,338
33,341	Livent Corp. (a)	728,501
5,953	NewMarket Corp.	2,378,819
65,241	Olin Corp.	3,614,351
8,301	RPM International, Inc.	680,931
		26,522,855

	Commercial Services & Supplies — 0.8%
8,761	Casella Waste Systems, Inc., Class A (a)	779,729
25,399	Clean Harbors, Inc. (a)	3,686,919
71,676	Driven Brands Holdings, Inc. (a)	2,200,453
16,606	Stericycle, Inc. (a)	758,064
		7,425,165

	Communications Equipment — 0.2%
4,970	F5, Inc. (a)	667,769
42,078	Juniper Networks, Inc.	1,268,652
		1,936,421

	Construction & Engineering — 1.9%
17,177	AECOM	1,426,550
161,072	API Group Corp. (a)	3,665,999
24,808	Comfort Systems USA, Inc.	3,708,548
22,270	EMCOR Group, Inc.	3,808,170
71,278	MDU Resources Group, Inc.	2,082,743
6,804	Valmont Industries, Inc.	1,976,970
46,342	WillScot Mobile Mini Holdings Corp. (a)	2,103,927
		18,772,907

Shares	Description	Value

	Common Stocks (Continued)
	Construction Materials — 0.6%
19,739	Eagle Materials, Inc.	$2,925,517
101,674	Summit Materials, Inc., Class A (b)	2,786,884
		5,712,401

	Consumer Finance — 1.8%
113,641	Ally Financial, Inc.	2,997,850
3,322	Credit Acceptance Corp. (a)	1,626,119
37,967	FirstCash Holdings, Inc.	3,911,740
97,650	OneMain Holdings, Inc.	3,746,830
175,345	SLM Corp.	2,633,682
357,912	SoFi Technologies, Inc. (a)	2,229,792
		17,146,013

	Consumer Staples Distribution & Retail — 0.6%
10,036	Casey’s General Stores, Inc.	2,296,437
12,001	Performance Food Group Co. (a)	752,343
62,019	Sprouts Farmers Market, Inc. (a)	2,149,579
19,605	US Foods Holding Corp. (a)	752,832
		5,951,191

	Containers & Packaging — 1.8%
6,127	AptarGroup, Inc.	726,111
49,180	Berry Global Group, Inc.	2,843,096
17,511	Crown Holdings, Inc.	1,502,093
142,051	Graphic Packaging Holding Co.	3,502,978
11,428	Greif, Inc., Class A	717,564
15,774	Sealed Air Corp.	756,994
26,987	Silgan Holdings, Inc.	1,329,380
35,615	Sonoco Products Co.	2,158,981
118,834	Westrock Co.	3,556,702
		17,093,899

	Diversified Consumer Services — 0.4%
25,432	Grand Canyon Education, Inc. (a)	3,018,778
10,529	Service Corp. International	739,031
		3,757,809

	Diversified REITs — 0.1%
29,141	Essential Properties Realty Trust, Inc.	721,240

	Diversified Telecommunication Services — 0.9%
159,020	Frontier Communications Parent, Inc. (a)	3,584,311
46,774	Iridium Communications, Inc.	2,968,746
1,093,095	Lumen Technologies, Inc.	2,590,635
		9,143,692

	Electric Utilities — 1.3%
33,751	ALLETE, Inc.	2,105,387
37,717	Hawaiian Electric Industries, Inc.	1,478,884

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
13,370	IDACORP, Inc.	$1,485,674
84,477	NRG Energy, Inc.	2,886,579
27,417	Pinnacle West Capital Corp.	2,151,138
44,438	Portland General Electric Co.	2,249,452
		12,357,114

	Electrical Equipment — 1.0%
11,889	Acuity Brands, Inc.	1,871,091
25,775	Atkore, Inc. (a)	3,256,156
8,335	EnerSys	691,555
13,409	Generac Holdings, Inc. (a)	1,370,668
15,438	Regal Rexnord Corp.	2,009,410
		9,198,880

	Electronic Equipment, Instruments & Components — 3.1%
14,779	Advanced Energy Industries, Inc.	1,278,384
28,997	Arrow Electronics, Inc. (a)	3,318,127
80,108	Avnet, Inc.	3,305,256
17,834	Badger Meter, Inc.	2,359,973
41,729	Belden, Inc.	3,292,001
38,034	Coherent Corp. (a)	1,298,481
10,131	Insight Enterprises, Inc. (a)	1,225,344
16,428	Jabil, Inc.	1,283,848
10,805	Littelfuse, Inc.	2,617,403
55,270	National Instruments Corp.	3,218,372
47,495	Sanmina Corp. (a)	2,482,089
29,927	TD SYNNEX Corp.	2,664,700
52,975	Vontier Corp.	1,437,212
		29,781,190

	Energy Equipment & Services — 1.1%
106,772	ChampionX Corp.	2,891,386
39,123	NOV, Inc.	655,310
61,895	Patterson-UTI Energy, Inc.	692,605
113,864	Transocean Ltd. (a)	671,798
33,393	Valaris Ltd. (a)	2,003,580
61,008	Weatherford International PLC (a)	3,942,947
		10,857,626

	Entertainment — 0.7%
14,866	Madison Square Garden Sports Corp.	2,980,633
31,741	World Wrestling Entertainment, Inc., Class A	3,401,683
		6,382,316

	Financial Services — 2.6%
90,409	Essent Group Ltd.	3,839,670
96,789	Jackson Financial, Inc., Class A	3,485,372
269,812	MGIC Investment Corp.	4,012,104
163,840	Radian Group, Inc.	3,976,397
47,769	Shift4 Payments, Inc., Class A (a)	3,237,305

Shares	Description	Value

	Common Stocks (Continued)
	Financial Services (Continued)
40,799	Toast, Inc., Class A (a)	$742,542
10,134	Voya Financial, Inc.	775,048
194,845	Western Union (The) Co.	2,129,656
15,753	WEX, Inc. (a)	2,793,795
		24,991,889

	Food Products — 1.5%
26,420	Flowers Foods, Inc.	726,814
28,475	Ingredion, Inc.	3,023,191
10,708	Lancaster Colony Corp.	2,239,257
40,290	Post Holdings, Inc. (a)	3,645,842
960	Seaboard Corp.	3,783,427
36,418	Simply Good Foods (The) Co. (a)	1,324,523
		14,743,054

	Gas Utilities — 1.0%
12,542	National Fuel Gas Co.	701,098
54,449	New Jersey Resources Corp.	2,811,746
27,421	ONE Gas, Inc.	2,110,046
41,299	Spire, Inc.	2,797,181
41,667	UGI Corp.	1,411,678
		9,831,749

	Ground Transportation — 2.5%
18,588	Avis Budget Group, Inc. (a)	3,283,942
222,277	Hertz Global Holdings, Inc. (a)	3,707,580
63,996	Knight-Swift Transportation Holdings, Inc.	3,604,255
16,159	Landstar System, Inc.	2,844,469
40,575	Ryder System, Inc.	3,211,917
13,309	Saia, Inc. (a)	3,963,021
90,806	XPO, Inc. (a)	4,011,809
		24,626,993

	Health Care Equipment & Supplies — 2.0%
27,077	Enovis Corp. (a)	1,577,235
35,430	Envista Holdings Corp. (a)	1,363,701
17,503	Haemonetics Corp. (a)	1,465,176
3,094	Inspire Medical Systems, Inc. (a)	828,047
12,614	Integra LifeSciences Holdings Corp. (a)	697,806
43,858	Lantheus Holdings, Inc. (a)	3,747,666
19,586	Merit Medical Systems, Inc. (a)	1,592,146
7,796	Penumbra, Inc. (a)	2,215,000
40,643	QuidelOrtho Corp. (a)	3,655,838
3,340	Shockwave Medical, Inc. (a)	969,134
2,859	Teleflex, Inc.	779,135
		18,890,884

	Health Care Providers & Services — 1.8%
91,475	agilon health, Inc. (a)	2,220,098
8,729	AMN Healthcare Services, Inc. (a)	753,749

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
1,346	Chemed Corp.	$741,983
8,929	DaVita, Inc. (a)	806,824
13,386	Encompass Health Corp.	858,712
15,159	Ensign Group (The), Inc.	1,471,787
17,763	Henry Schein, Inc. (a)	1,435,428
45,588	Option Care Health, Inc. (a)	1,465,654
89,487	Premier, Inc., Class A	2,982,602
28,014	Select Medical Holdings Corp.	854,427
12,187	Tenet Healthcare Corp. (a)	893,551
22,791	Universal Health Services, Inc., Class B	3,426,627
		17,911,442

	Health Care REITs — 0.7%
74,928	Healthcare Realty Trust, Inc.	1,482,076
440,496	Medical Properties Trust, Inc. (c)	3,863,150
97,009	Physicians Realty Trust	1,398,869
		6,744,095

	Hotel & Resort REITs — 0.4%
46,661	Apple Hospitality REIT, Inc.	694,782
32,283	Ryman Hospitality Properties, Inc.	2,894,494
		3,589,276

	Hotels, Restaurants & Leisure — 5.3%
40,457	Aramark	1,403,858
45,177	Boyd Gaming Corp.	3,135,284
44,510	Caesars Entertainment, Inc. (a)	2,015,858
356,737	Carnival Corp. (a)	3,285,548
6,180	Choice Hotels International, Inc.	788,074
11,269	Churchill Downs, Inc.	3,296,520
149,623	DraftKings, Inc., Class A (a)	3,278,240
65,197	Hilton Grand Vacations, Inc. (a)	2,790,432
32,390	Hyatt Hotels Corp., Class A (a)	3,702,177
226,872	Life Time Group Holdings, Inc. (a)	4,716,669
24,119	Light & Wonder, Inc. (a)	1,454,134
10,739	Marriott Vacations Worldwide Corp.	1,445,040
161,526	Norwegian Cruise Line Holdings Ltd. (a)	2,156,372
97,664	Penn Entertainment, Inc. (a)	2,909,410
18,647	Planet Fitness, Inc., Class A (a)	1,550,312
35,435	SeaWorld Entertainment, Inc. (a)	1,901,442
26,807	Texas Roadhouse, Inc.	2,965,390
36,948	Travel + Leisure Co.	1,414,000
3,099	Vail Resorts, Inc.	745,371
33,249	Wendy’s (The) Co.	734,803
15,779	Wingstop, Inc.	3,157,536
25,884	Wynn Resorts Ltd. (a)	2,958,023
		51,804,493

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables — 2.4%
68,147	Leggett & Platt, Inc.	$2,201,830
31,012	Meritage Homes Corp.	3,971,087
21,677	Mohawk Industries, Inc. (a)	2,295,594
116,427	Newell Brands, Inc.	1,414,588
94,639	Taylor Morrison Home Corp. (a)	4,077,994
91,691	Tempur Sealy International, Inc.	3,435,662
60,318	Toll Brothers, Inc.	3,854,923
10,438	TopBuild Corp. (a)	2,353,560
		23,605,238

	Household Products — 0.1%
26,334	Reynolds Consumer Products, Inc.	738,142

	Independent Power and Renewable Electricity Producers — 0.3%
120,696	Vistra Corp.	2,879,807

	Industrial REITs — 0.3%
25,455	Americold Realty Trust, Inc.	753,213
42,825	STAG Industrial, Inc.	1,450,483
11,211	Terreno Realty Corp.	690,486
		2,894,182

	Insurance — 2.4%
99,229	American Equity Investment Life Holding Co.	3,824,286
11,920	American Financial Group, Inc.	1,462,941
6,031	Assurant, Inc.	742,597
14,405	Assured Guaranty Ltd.	775,997
13,283	Axis Capital Holdings Ltd.	751,021
62,196	Fidelity National Financial, Inc.	2,207,336
26,022	First American Financial Corp.	1,499,127
6,582	Globe Life, Inc.	714,279
7,238	Kinsale Capital Group, Inc.	2,364,727
87,006	Old Republic International Corp.	2,198,642
10,844	RenaissanceRe Holdings Ltd.	2,335,906
5,448	RLI Corp.	757,544
91,528	Unum Group	3,862,482
		23,496,885

	Interactive Media & Services — 0.1%
18,557	Ziff Davis, Inc. (a)	1,357,259

	IT Services — 0.5%
141,662	DXC Technology Co. (a)	3,378,638
25,192	Okta, Inc. (a)	1,726,408
		5,105,046

	Leisure Products — 1.2%
35,326	Brunswick Corp.	2,995,291
26,976	Hasbro, Inc.	1,597,519
78,672	Mattel, Inc. (a)	1,416,096
127,720	Peloton Interactive, Inc., Class A (a)	1,134,153
19,638	Polaris, Inc.	2,133,669

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
100,486	Topgolf Callaway Brands Corp. (a)	$2,227,775
		11,504,503

	Life Sciences Tools & Services — 0.8%
12,980	10X Genomics, Inc., Class A (a)	680,542
27,556	Bruker Corp.	2,180,506
7,702	Medpace Holdings, Inc. (a)	1,541,478
81,323	Syneos Health, Inc. (a)	3,192,741
		7,595,267

	Machinery — 4.1%
21,425	AGCO Corp.	2,655,414
8,104	Albany International Corp., Class A	739,166
64,029	Allison Transmission Holdings, Inc.	3,123,975
12,761	Crane NXT Co.	604,361
44,333	Donaldson Co., Inc.	2,817,362
49,038	Esab Corp.	2,861,858
21,299	Flowserve Corp.	711,174
30,783	Franklin Electric Co., Inc.	2,754,155
9,919	Graco, Inc.	786,478
25,174	ITT, Inc.	2,125,693
6,626	John Bean Technologies Corp.	720,312
17,130	Lincoln Electric Holdings, Inc.	2,874,414
9,879	Middleby (The) Corp. (a)	1,391,754
49,277	Mueller Industries, Inc.	3,540,552
8,706	Oshkosh Corp.	666,183
9,334	RBC Bearings, Inc. (a)	2,118,911
74,842	Terex Corp.	3,337,205
26,585	Timken (The) Co.	2,043,057
19,544	Toro (The) Co.	2,037,657
12,907	Watts Water Technologies, Inc., Class A	2,087,449
		39,997,130

	Marine Transportation — 0.2%
20,780	Kirby Corp. (a)	1,492,835

	Media — 1.1%
3,095	Cable One, Inc.	2,347,279
388,090	DISH Network Corp., Class A (a)	2,914,556
125,797	News Corp., Class A	2,215,285
20,971	Nexstar Media Group, Inc.	3,637,420
		11,114,540

	Metals & Mining — 1.5%
17,016	Alcoa Corp.	631,974
91,761	ATI, Inc. (a)	3,543,810
197,538	Cleveland-Cliffs, Inc. (a)	3,038,134
74,046	Commercial Metals Co.	3,457,208
5,583	Royal Gold, Inc.	739,413
138,731	United States Steel Corp.	3,174,165
		14,584,704

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 1.1%
143,685	AGNC Investment Corp. (c)	$1,423,918
37,895	Annaly Capital Management, Inc.	757,142
121,710	Blackstone Mortgage Trust, Inc., Class A (c)	2,219,990
452,610	Rithm Capital Corp.	3,693,298
163,748	Starwood Property Trust, Inc.	2,929,452
		11,023,800

	Multi-Utilities — 0.4%
45,907	Black Hills Corp.	2,997,268
25,901	NiSource, Inc.	737,142
		3,734,410

	Office REITs — 0.9%
53,524	Boston Properties, Inc.	2,856,041
135,487	Cousins Properties, Inc.	2,954,971
89,404	Kilroy Realty Corp.	2,614,173
47,116	Vornado Realty Trust	707,211
		9,132,396

	Oil, Gas & Consumable Fuels — 4.5%
47,618	Chesapeake Energy Corp.	3,937,056
26,901	Chord Energy Corp.	3,828,819
31,790	Civitas Resources, Inc.	2,195,099
16,528	Denbury, Inc. (a)	1,543,385
58,673	DT Midstream, Inc.	2,890,819
45,389	EQT Corp.	1,581,353
74,842	HF Sinclair Corp.	3,301,280
486,677	Kosmos Energy Ltd. (a)	3,114,733
33,098	Magnolia Oil & Gas Corp., Class A	699,030
15,197	Matador Resources Co.	745,109
19,583	Murphy Oil Corp.	718,892
83,508	PBF Energy, Inc., Class A	2,911,089
56,417	PDC Energy, Inc.	3,669,926
141,441	Peabody Energy Corp. (a)	3,397,413
82,075	Range Resources Corp.	2,170,884
128,583	SM Energy Co.	3,610,611
724,176	Southwestern Energy Co. (a)	3,758,473
		44,073,971

	Paper & Forest Products — 0.4%
66,793	Louisiana-Pacific Corp.	3,990,214

	Passenger Airlines — 0.5%
34,517	Alaska Air Group, Inc. (a)	1,500,109
245,484	American Airlines Group, Inc. (a)	3,348,402
		4,848,511

	Personal Care Products — 0.7%
85,197	BellRing Brands, Inc. (a)	3,066,240
25,456	Inter Parfums, Inc.	3,863,966
		6,930,206

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 0.6%
11,021	Catalent, Inc. (a)	$552,372
231,120	Elanco Animal Health, Inc. (a)	2,188,706
13,373	Intra-Cellular Therapies, Inc. (a)	831,132
61,579	Organon & Co.	1,516,691
20,189	Perrigo Co. PLC	750,829
		5,839,730

	Professional Services — 2.4%
78,629	Alight, Inc., Class A (a)	727,318
26,280	ASGN, Inc. (a)	1,881,385
7,332	CACI International, Inc., Class A (a)	2,297,262
29,671	Ceridian HCM Holding, Inc. (a)	1,883,515
17,873	Concentrix Corp.	1,724,923
123,369	Dun & Bradstreet Holdings, Inc.	1,378,032
4,475	ExlService Holdings, Inc. (a)	798,251
3,669	FTI Consulting, Inc. (a)	662,255
15,668	Genpact Ltd.	698,010
23,831	Insperity, Inc.	2,918,344
26,310	KBR, Inc.	1,492,566
26,324	ManpowerGroup, Inc.	1,992,990
9,202	Maximus, Inc.	769,747
26,964	Robert Half International, Inc.	1,968,372
6,739	Science Applications International Corp.	687,580
17,967	TriNet Group, Inc. (a)	1,666,978
		23,547,528

	Real Estate Management & Development — 0.4%
18,105	Howard Hughes (The) Corp. (a)	1,400,784
19,910	Jones Lang LaSalle, Inc. (a)	2,768,286
		4,169,070

	Residential REITs — 0.4%
101,114	Apartment Income REIT Corp.	3,739,196

	Retail REITs — 0.2%
69,233	Kite Realty Group Trust	1,434,508

	Semiconductors & Semiconductor Equipment — 3.7%
75,451	Allegro MicroSystems, Inc. (a)	2,698,882
139,158	Amkor Technology, Inc.	3,112,964
27,173	Axcelis Technologies, Inc. (a)	3,214,566
33,104	Cirrus Logic, Inc. (a)	2,839,992
31,228	Diodes, Inc. (a)	2,488,872
37,915	Lattice Semiconductor Corp. (a)	3,021,825
30,668	MACOM Technology Solutions Holdings, Inc. (a)	1,789,171
32,686	MKS Instruments, Inc.	2,741,375
32,962	Onto Innovation, Inc. (a)	2,669,263
8,556	Power Integrations, Inc.	622,706
14,260	Qorvo, Inc. (a)	1,313,061
70,637	Rambus, Inc. (a)	3,132,045

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
20,680	Silicon Laboratories, Inc. (a)	$2,880,724
19,546	Synaptics, Inc. (a)	1,730,994
14,005	Universal Display Corp.	1,869,107
		36,125,547

	Software — 2.4%
24,615	Alteryx, Inc., Class A (a)	1,012,415
33,690	Bentley Systems, Inc., Class B	1,433,846
72,058	DoubleVerify Holdings, Inc. (a)	2,119,946
34,240	Dynatrace, Inc. (a)	1,447,667
17,652	Guidewire Software, Inc. (a)	1,344,906
9,353	Manhattan Associates, Inc. (a)	1,549,605
61,397	NCR Corp. (a)	1,368,539
28,856	New Relic, Inc. (a)	2,062,338
27,864	Nutanix, Inc., Class A (a)	668,179
46,251	Procore Technologies, Inc. (a)	2,470,266
5,570	Qualys, Inc. (a)	629,076
45,450	Smartsheet, Inc., Class A (a)	1,857,542
14,265	SPS Commerce, Inc. (a)	2,101,235
30,486	Tenable Holdings, Inc. (a)	1,127,677
82,480	UiPath, Inc., Class A (a)	1,161,318
14,142	Workiva, Inc. (a)	1,321,146
		23,675,701

	Specialized REITs — 0.6%
15,668	CubeSmart	712,737
7,250	Lamar Advertising Co., Class A	766,180
16,573	Life Storage, Inc.	2,227,080
17,334	National Storage Affiliates Trust	668,226
14,629	PotlatchDeltic Corp.	676,299
21,773	Rayonier, Inc.	682,801
		5,733,323

	Specialty Retail — 5.0%
55,493	Academy Sports & Outdoors, Inc.	3,524,915
11,910	Advance Auto Parts, Inc.	1,495,062
17,243	Asbury Automotive Group, Inc. (a)	3,335,831
26,950	AutoNation, Inc. (a)	3,549,315
39,594	Bath & Body Works, Inc.	1,389,750
22,532	CarMax, Inc. (a)	1,577,916
38,747	Chewy, Inc., Class A (a)	1,201,545
20,415	Dick’s Sporting Goods, Inc.	2,960,379
14,063	Five Below, Inc. (a)	2,775,474
36,865	Floor & Decor Holdings, Inc., Class A (a)	3,662,169
72,984	Foot Locker, Inc.	3,064,598
72,129	Gap (The), Inc.	692,439
15,816	Lithia Motors, Inc.	3,493,596
8,419	Murphy USA, Inc.	2,317,161
20,427	Penske Automotive Group, Inc.	2,830,774
5,947	RH (a)	1,517,258
37,242	Signet Jewelers Ltd.	2,740,266
41,453	Valvoline, Inc.	1,432,201

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
63,617	Victoria’s Secret & Co. (a)	$1,972,763
23,809	Williams-Sonoma, Inc.	2,881,841
		48,415,253

	Technology Hardware, Storage & Peripherals — 0.4%
33,983	Super Micro Computer, Inc. (a)	3,582,828

	Textiles, Apparel & Luxury Goods — 2.2%
24,075	Columbia Sportswear Co.	2,011,225
28,637	Crocs, Inc. (a)	3,541,538
6,444	Deckers Outdoor Corp. (a)	3,088,867
24,367	PVH Corp.	2,090,932
12,414	Ralph Lauren Corp.	1,425,003
30,479	Skechers U.S.A., Inc., Class A (a)	1,621,178
83,992	Tapestry, Inc.	3,427,714
305,237	Under Armour, Inc., Class A (a)	2,707,452
63,219	VF Corp.	1,486,279
		21,400,188

	Trading Companies & Distributors — 2.7%
73,576	Air Lease Corp.	2,959,227
20,381	Applied Industrial Technologies, Inc.	2,764,886
49,222	Beacon Roofing Supply, Inc. (a)	2,962,180
125,399	Core & Main, Inc., Class A (a)	3,267,898
19,746	GATX Corp.	2,249,267
6,358	Herc Holdings, Inc.	635,927
34,484	MSC Industrial Direct Co., Inc., Class A	3,128,733
5,291	SiteOne Landscape Supply, Inc. (a)	781,692
11,455	Triton International Ltd.	946,985
9,105	Watsco, Inc.	3,153,790
23,430	WESCO International, Inc.	3,373,920
		26,224,505
	Total Common Stocks — 99.8%	970,180,329
	(Cost $910,013,484)

	Money Market Funds — 0.4%
1,763,986	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.67% (d) (e)	1,763,986
2,022,635	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.71% (d)	2,022,635
	Total Money Market Funds — 0.4%	3,786,621
	(Cost $3,786,621)

Principal Values	Description	Value

	Repurchase Agreements — 0.0%
$306,464	BNP Paribas S.A., 4.70% (d), dated 04/28/23, due 05/01/23, with a maturity value of $306,584. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 2.25%, due 01/15/25 to 08/15/27. The value of the collateral including accrued interest is $313,283. (e)	$306,464
	(Cost $306,464)

	Total Investments — 100.2%	974,273,414
	(Cost $914,106,569)
	Net Other Assets and Liabilities — (0.2)%	(2,409,821)
	Net Assets — 100.0%	$971,863,593

(a)	Non-income producing security.
(b)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (August 1, 2022 to April 30, 2023).
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $2,040,503 and the total value of the collateral held by the Fund is $2,070,450.
(d)	Rate shown reflects yield as of April 30, 2023.
(e)	This security serves as collateral for securities on loan.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$970,180,329	$970,180,329	$—	$—
Money Market Funds	3,786,621	3,786,621	—	—
Repurchase Agreements	306,464	—	306,464	—
Total Investments	$974,273,414	$973,966,950	$306,464	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.5%
18,475	AAR Corp. (a)	$975,111
5,498	AeroVironment, Inc. (a)	553,594
9,857	Mercury Systems, Inc. (a)	469,883
10,003	Moog, Inc., Class A	901,370
124,731	Rocket Lab USA, Inc. (a)	488,946
12,687	V2X, Inc. (a)	548,078
		3,936,982

	Air Freight & Logistics — 0.9%
120,958	Air Transport Services Group, Inc. (a)	2,456,657
18,705	Forward Air Corp.	1,973,564
30,017	Hub Group, Inc., Class A (a)	2,263,282
		6,693,503

	Automobile Components — 1.7%
33,482	Dana, Inc.	495,199
11,684	Dorman Products, Inc. (a)	1,006,693
8,340	Gentherm, Inc. (a)	497,481
228,634	Goodyear Tire & Rubber (The) Co. (a)	2,439,525
22,932	LCI Industries	2,590,399
109,308	Modine Manufacturing Co. (a)	2,285,630
36,616	Patrick Industries, Inc.	2,512,956
22,248	XPEL, Inc. (a) (b)	1,625,439
		13,453,322

	Automobiles — 0.3%
43,666	Winnebago Industries, Inc.	2,538,741

	Banks — 11.8%
35,034	1st Source Corp.	1,460,217
55,102	Ameris Bancorp	1,845,917
112,104	Associated Banc-Corp.	1,998,814
43,131	Atlantic Union Bankshares Corp.	1,234,409
40,946	Axos Financial, Inc. (a)	1,665,274
6,063	BancFirst Corp.	484,373
36,187	Bancorp (The), Inc. (a)	1,154,727
19,352	Bank of Hawaii Corp.	937,217
89,267	BankUnited, Inc.	2,012,971
27,804	Banner Corp.	1,387,976
40,216	Berkshire Hills Bancorp, Inc.	855,394
191,967	Brookline Bancorp, Inc.	1,831,365
224,626	Capitol Federal Financial, Inc.	1,392,681
58,391	Cathay General Bancorp	1,860,921
5,545	City Holding Co.	505,649
23,525	Columbia Banking System, Inc.	502,494
19,201	Community Bank System, Inc.	959,282
88,717	Dime Community Bancshares, Inc.	1,827,570
60,222	Eagle Bancorp, Inc.	1,511,572
45,204	Enterprise Financial Services Corp.	1,932,923
48,640	FB Financial Corp.	1,431,475
42,560	First Bancorp	1,309,997

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
176,501	First BanCorp	$2,073,887
99,097	First Busey Corp.	1,801,583
121,620	First Commonwealth Financial Corp.	1,517,818
92,588	First Financial Bancorp	1,916,572
61,172	First Merchants Corp.	1,784,999
145,850	Fulton Financial Corp.	1,739,991
52,545	Heartland Financial USA, Inc.	1,710,865
33,968	Hilltop Holdings, Inc.	1,053,687
256,573	Hope Bancorp, Inc.	2,334,814
43,487	Independent Bank Group, Inc.	1,582,057
35,305	International Bancshares Corp.	1,506,464
82,709	Live Oak Bancshares, Inc.	1,948,624
30,120	National Bank Holdings Corp., Class A	957,816
44,845	NBT Bancorp, Inc.	1,445,803
125,663	Northwest Bancshares, Inc.	1,469,001
109,071	OceanFirst Financial Corp.	1,745,136
80,820	OFG Bancorp	2,066,567
47,021	Origin Bancorp, Inc.	1,383,828
83,915	Pacific Premier Bancorp, Inc.	1,866,270
258,947	PacWest Bancorp (c)	2,628,312
8,500	Park National Corp.	920,720
36,436	Pathward Financial, Inc.	1,622,495
105,091	Provident Financial Services, Inc.	1,836,991
65,913	Renasant Corp.	1,853,474
16,023	S&T Bancorp, Inc.	441,113
77,584	Sandy Spring Bancorp, Inc.	1,744,088
42,524	Seacoast Banking Corp. of Florida	943,608
115,246	Simmons First National Corp., Class A	1,925,761
45,534	Southside Bancshares, Inc.	1,444,794
40,952	Stellar Bancorp, Inc.	939,439
9,139	Stock Yards Bancorp, Inc.	444,155
41,169	Texas Capital Bancshares, Inc. (a)	2,068,742
56,725	TowneBank	1,343,815
17,358	Triumph Financial, Inc. (a)	901,922
40,803	Trustmark Corp.	974,784
110,386	Veritex Holdings, Inc.	1,899,743
66,920	Washington Federal, Inc.	1,876,437
65,656	WesBanco, Inc.	1,747,763
40,195	WSFS Financial Corp.	1,413,658
		90,980,814

	Beverages — 0.1%
5,211	MGP Ingredients, Inc.	514,221

	Biotechnology — 2.2%
26,775	ACADIA Pharmaceuticals, Inc. (a)	571,111
121,570	Bridgebio Pharma, Inc. (a)	1,765,197
91,178	Catalyst Pharmaceuticals, Inc. (a)	1,451,554
32,615	Deciphera Pharmaceuticals, Inc. (a)	463,459
102,735	Dynavax Technologies Corp. (a)	1,069,471

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
54,010	FibroGen, Inc. (a)	$924,651
17,007	Kymera Therapeutics, Inc. (a)	536,401
122,905	MannKind Corp. (a)	473,184
53,550	Morphic Holding, Inc. (a)	2,530,773
31,209	PTC Therapeutics, Inc. (a)	1,720,864
28,247	Rhythm Pharmaceuticals, Inc. (a)	569,742
24,018	Sage Therapeutics, Inc. (a)	1,173,279
100,514	TG Therapeutics, Inc. (a)	2,495,763
45,194	Veracyte, Inc. (a)	1,023,192
17,187	Vericel Corp. (a)	541,562
		17,310,203

	Broadline Retail — 0.2%
92,915	Nordstrom, Inc. (c)	1,436,466

	Building Products — 1.5%
14,508	CSW Industrials, Inc.	1,953,792
31,170	Gibraltar Industries, Inc. (a)	1,559,747
47,226	Griffon Corp.	1,343,580
85,991	Hayward Holdings, Inc. (a)	1,035,331
204,425	Janus International Group, Inc. (a)	1,839,825
60,204	PGT Innovations, Inc. (a)	1,544,835
137,830	Resideo Technologies, Inc. (a)	2,453,374
		11,730,484

	Capital Markets — 2.3%
31,514	Artisan Partners Asset Management, Inc., Class A	1,092,590
80,112	AssetMark Financial Holdings, Inc. (a)	2,457,836
96,350	BGC Partners, Inc., Class A	436,466
36,998	Donnelley Financial Solutions, Inc. (a)	1,600,164
111,484	Golub Capital BDC, Inc. (c)	1,502,804
20,434	Hamilton Lane, Inc., Class A	1,505,577
13,108	Moelis & Co., Class A	496,531
7,271	Piper Sandler Cos.	984,784
13,960	PJT Partners, Inc., Class A	960,029
14,602	StoneX Group, Inc. (a)	1,432,018
86,079	Victory Capital Holdings, Inc., Class A	2,628,853
53,323	Virtu Financial, Inc., Class A	1,069,126
10,586	Virtus Investment Partners, Inc.	1,928,875
		18,095,653

	Chemicals — 2.2%
65,837	AdvanSix, Inc.	2,480,738
136,809	Ecovyst, Inc. (a)	1,552,782
28,183	Ingevity Corp. (a)	2,021,848
19,632	Innospec, Inc.	1,995,200
46,941	Mativ Holdings, Inc.	909,247
33,361	Minerals Technologies, Inc.	1,976,973
96,572	Orion Engineered Carbons S.A.	2,338,008

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
187,095	Perimeter Solutions S.A. (a)	$1,399,471
13,163	Sensient Technologies Corp.	980,117
14,673	Stepan Co.	1,352,851
		17,007,235

	Commercial Services & Supplies — 1.9%
44,852	ABM Industries, Inc.	1,909,798
18,758	Brady Corp., Class A	957,221
30,174	Brink’s (The) Co.	1,896,436
273,865	CoreCivic, Inc. (a)	2,407,273
319,335	GEO Group (The), Inc. (a)	2,404,593
72,400	HNI Corp.	1,880,952
98,565	MillerKnoll, Inc.	1,676,591
8,577	UniFirst Corp.	1,403,883
		14,536,747

	Communications Equipment — 1.3%
31,773	ADTRAN Holdings, Inc.	289,770
79,107	CommScope Holding Co., Inc. (a)	389,997
29,923	Digi International, Inc. (a)	902,478
105,421	Extreme Networks, Inc. (a)	1,874,385
103,614	Harmonic, Inc. (a)	1,459,921
259,747	Infinera Corp. (a)	1,644,199
52,765	NetScout Systems, Inc. (a)	1,435,736
44,672	Viasat, Inc. (a)	1,564,860
46,529	Viavi Solutions, Inc. (a)	416,900
		9,978,246

	Construction & Engineering — 1.2%
10,238	Ameresco, Inc., Class A (a)	425,901
39,923	Arcosa, Inc.	2,696,399
18,705	Construction Partners, Inc., Class A (a)	485,208
16,142	Dycom Industries, Inc. (a)	1,495,072
36,799	Granite Construction, Inc.	1,403,146
4,000	MYR Group, Inc. (a)	511,960
102,171	Primoris Services Corp.	2,584,926
		9,602,612

	Consumer Finance — 1.7%
66,480	Bread Financial Holdings, Inc.	1,834,848
49,941	Encore Capital Group, Inc. (a)	2,565,969
56,708	Enova International, Inc. (a)	2,490,615
157,570	Navient Corp.	2,606,208
21,935	Nelnet, Inc., Class A	2,112,340
38,802	PRA Group, Inc. (a)	1,407,349
		13,017,329

	Consumer Staples Distribution & Retail — 1.7%
48,781	Andersons (The), Inc.	2,180,511

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Staples Distribution & Retail (Continued)
73,996	Chefs’ Warehouse (The), Inc. (a)	$2,461,107
17,831	Grocery Outlet Holding Corp. (a)	531,007
28,405	Ingles Markets, Inc., Class A	2,614,396
14,099	PriceSmart, Inc.	1,038,814
95,619	United Natural Foods, Inc. (a)	2,607,530
23,806	Weis Markets, Inc.	1,963,757
		13,397,122

	Containers & Packaging — 0.8%
88,755	O-I Glass, Inc. (a)	1,994,325
314,943	Pactiv Evergreen, Inc.	2,488,050
54,262	TriMas Corp.	1,378,797
		5,861,172

	Diversified Consumer Services — 1.7%
52,192	Adtalem Global Education, Inc. (a)	2,117,429
154,573	Chegg, Inc. (a)	2,779,222
17,670	Duolingo, Inc. (a)	2,405,947
18,074	Frontdoor, Inc. (a)	494,505
2,537	Graham Holdings Co., Class B	1,460,221
85,699	Laureate Education, Inc.	1,061,811
11,219	Strategic Education, Inc.	987,272
51,353	Stride, Inc. (a)	2,206,125
		13,512,532

	Diversified REITs — 0.9%
26,648	Alexander & Baldwin, Inc.	512,441
108,427	American Assets Trust, Inc.	1,973,371
88,873	Broadstone Net Lease, Inc.	1,437,077
310,576	Empire State Realty Trust, Inc., Class A	1,897,619
117,552	Global Net Lease, Inc.	1,323,636
		7,144,144

	Diversified Telecommunication Services — 0.4%
7,908	Cogent Communications Holdings, Inc.	545,968
244,024	Liberty Latin America Ltd., Class C (a)	2,166,933
		2,712,901

	Electric Utilities — 0.4%
12,975	MGE Energy, Inc.	994,015
27,890	Otter Tail Corp.	2,006,685
		3,000,700

	Electrical Equipment — 1.1%
115,153	Array Technologies, Inc. (a)	2,354,879
13,595	Encore Wire Corp.	2,125,306
74,653	Fluence Energy, Inc. (a)	1,348,233
414,741	GrafTech International Ltd.	1,953,430

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
22,112	Shoals Technologies Group, Inc., Class A (a)	$461,920
36,410	SunPower Corp. (a)	481,340
		8,725,108

	Electronic Equipment, Instruments & Components — 1.7%
40,753	CTS Corp.	1,597,925
41,102	ePlus, Inc. (a)	1,789,581
29,642	Knowles Corp. (a)	500,357
34,451	Methode Electronics, Inc.	1,412,147
9,846	OSI Systems, Inc. (a)	1,112,204
10,330	Plexus Corp. (a)	903,565
6,167	Rogers Corp. (a)	992,579
186,772	TTM Technologies, Inc. (a)	2,205,777
111,386	Vishay Intertechnology, Inc.	2,371,408
		12,885,543

	Energy Equipment & Services — 2.4%
154,732	Archrock, Inc.	1,592,192
209,265	Diamond Offshore Drilling, Inc. (a)	2,404,455
137,230	Expro Group Holdings N.V. (a)	2,729,505
325,523	Helix Energy Solutions Group, Inc. (a)	2,360,042
78,675	Liberty Energy, Inc.	1,007,827
8,267	Nabors Industries Ltd. (a)	824,550
190,155	NexTier Oilfield Solutions, Inc. (a)	1,536,452
28,583	Oceaneering International, Inc. (a)	506,776
280,339	ProPetro Holding Corp. (a)	1,945,553
131,056	RPC, Inc.	968,504
57,159	Tidewater, Inc. (a)	2,573,870
		18,449,726

	Entertainment — 0.7%
170,355	Cinemark Holdings, Inc. (a)	2,875,592
217	Madison Square Garden Entertainment Corp. (a)	7,003
83,870	Sphere Entertainment Co. (a)	2,360,102
		5,242,697

	Financial Services — 2.8%
52,821	Compass Diversified Holdings	1,006,768
44,792	EVERTEC, Inc.	1,553,835
15,133	Federal Agricultural Mortgage Corp., Class C	2,017,078
51,490	Flywire Corp. (a)	1,501,963
77,405	Merchants Bancorp	1,795,796
61,498	Mr. Cooper Group, Inc. (a)	2,847,357
112,833	NMI Holdings, Inc., Class A (a)	2,640,292
320,962	Payoneer Global, Inc. (a)	1,752,453
42,267	PennyMac Financial Services, Inc.	2,641,265
148,645	Remitly Global, Inc. (a)	2,497,236

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Financial Services (Continued)
26,462	Walker & Dunlop, Inc.	$1,781,157
		22,035,200

	Food Products — 2.0%
41,379	Cal-Maine Foods, Inc.	1,965,503
83,678	Fresh Del Monte Produce, Inc.	2,402,395
15,227	Freshpet, Inc. (a)	1,050,206
58,765	Hain Celestial Group (The), Inc. (a)	1,053,657
60,761	Hostess Brands, Inc. (a)	1,565,203
6,799	J & J Snack Foods Corp.	1,041,607
120,842	Sovos Brands, Inc. (a)	2,072,440
44,881	Tootsie Roll Industries, Inc.	1,834,735
9,992	TreeHouse Foods, Inc. (a)	532,074
91,787	Utz Brands, Inc.	1,735,692
		15,253,512

	Gas Utilities — 0.3%
7,874	Chesapeake Utilities Corp.	972,439
31,786	Northwest Natural Holding Co.	1,492,671
		2,465,110

	Ground Transportation — 1.5%
27,263	ArcBest Corp.	2,573,627
158,264	Heartland Express, Inc.	2,291,663
96,212	Marten Transport Ltd.	1,942,520
25,658	RXO, Inc. (a)	464,153
94,189	Schneider National, Inc., Class B	2,464,926
44,309	Werner Enterprises, Inc.	2,001,438
		11,738,327

	Health Care Equipment & Supplies — 1.5%
161,509	Alphatec Holdings, Inc. (a)	2,332,190
802	Atrion Corp.	493,471
50,831	Avanos Medical, Inc. (a)	1,501,548
17,920	Embecta Corp.	497,280
81,407	Figs, Inc., Class A (a)	586,131
13,004	Integer Holdings Corp. (a)	1,070,879
4,062	iRhythm Technologies, Inc. (a)	533,747
29,520	Paragon 28, Inc. (a)	543,758
33,270	TransMedics Group, Inc. (a)	2,631,657
60,013	Treace Medical Concepts, Inc. (a)	1,469,718
		11,660,379

	Health Care Providers & Services — 2.7%
14,160	Addus HomeCare Corp. (a)	1,157,438
31,534	Agiliti, Inc. (a)	527,249
13,702	Amedisys, Inc. (a)	1,100,271
13,817	Apollo Medical Holdings, Inc. (a)	490,365
10,593	CorVel Corp. (a)	2,140,104
253,987	Hims & Hers Health, Inc. (a)	2,943,709

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
203,463	LifeStance Health Group, Inc. (a) (c)	$1,658,223
23,162	National Research Corp.	1,008,242
138,532	Owens & Minor, Inc. (a)	2,152,787
56,471	Patterson Cos., Inc.	1,530,929
101,390	Pediatrix Medical Group, Inc. (a)	1,452,919
54,753	Privia Health Group, Inc. (a)	1,512,825
15,688	Progyny, Inc. (a)	521,469
80,529	RadNet, Inc. (a)	2,227,432
5,147	US Physical Therapy, Inc.	547,950
		20,971,912

	Health Care REITs — 0.3%
25,736	CareTrust REIT, Inc.	501,595
19,539	National Health Investors, Inc.	972,456
87,636	Sabra Health Care REIT, Inc.	999,050
		2,473,101

	Health Care Technology — 1.0%
83,602	Certara, Inc. (a)	2,020,660
31,057	Evolent Health, Inc., Class A (a)	1,130,785
28,944	NextGen Healthcare, Inc. (a)	484,523
46,817	Phreesia, Inc. (a)	1,481,290
38,277	Schrodinger, Inc. (a)	1,129,937
115,842	Veradigm, Inc. (a)	1,446,867
		7,694,062

	Hotel & Resort REITs — 1.2%
123,963	DiamondRock Hospitality Co.	1,005,340
203,847	Park Hotels & Resorts, Inc.	2,456,356
71,783	Pebblebrook Hotel Trust	1,021,472
95,077	RLJ Lodging Trust	960,278
252,967	Service Properties Trust	2,218,521
102,006	Sunstone Hotel Investors, Inc.	972,117
76,992	Xenia Hotels & Resorts, Inc.	974,719
		9,608,803

	Hotels, Restaurants & Leisure — 3.3%
98,228	Bloomin’ Brands, Inc.	2,433,107
148,645	Bowlero Corp. (a)	2,174,676
66,303	Brinker International, Inc. (a)	2,646,816
57,508	Cheesecake Factory (The), Inc.	1,937,444
4,435	Cracker Barrel Old Country Store, Inc.	470,820
41,090	Dave & Buster’s Entertainment, Inc. (a)	1,457,051
14,900	Dine Brands Global, Inc.	967,457
15,931	Dutch Bros, Inc., Class A (a) (c)	496,251
58,765	Everi Holdings, Inc. (a)	893,228
28,765	Jack in the Box, Inc.	2,666,228
13,591	Monarch Casino & Resort, Inc.	942,672

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
6,726	Papa John’s International, Inc.	$503,037
262,454	Playa Hotels & Resorts N.V. (a)	2,443,447
22,612	Red Rock Resorts, Inc., Class A	1,103,466
117,462	Sabre Corp. (a)	469,848
27,243	Shake Shack, Inc., Class A (a)	1,493,189
37,732	Six Flags Entertainment Corp. (a)	915,756
115,048	Target Hospitality Corp. (a)	1,450,755
		25,465,248

	Household Durables — 3.8%
4,758	Cavco Industries, Inc. (a)	1,428,447
39,417	Century Communities, Inc.	2,654,341
71,864	Green Brick Partners, Inc. (a)	2,678,371
15,884	Helen of Troy Ltd. (a)	1,593,800
22,096	Installed Building Products, Inc.	2,745,870
62,707	KB Home	2,747,821
86,642	La-Z-Boy, Inc.	2,489,225
22,096	LGI Homes, Inc. (a)	2,625,005
64,820	M.D.C. Holdings, Inc.	2,655,675
39,936	M/I Homes, Inc. (a)	2,701,271
33,492	Skyline Champion Corp. (a)	2,484,102
99,508	Tri Pointe Homes, Inc. (a)	2,853,889
		29,657,817

	Household Products — 0.6%
51,590	Central Garden & Pet Co., Class A (a)	1,822,675
43,566	Energizer Holdings, Inc.	1,456,411
7,609	Spectrum Brands Holdings, Inc.	505,999
2,831	WD-40 Co.	539,022
		4,324,107

	Industrial REITs — 0.2%
146,628	LXP Industrial Trust	1,378,303

	Insurance — 1.5%
39,584	BRP Group, Inc., Class A (a)	997,121
68,127	CNO Financial Group, Inc.	1,528,770
36,262	Employers Holdings, Inc.	1,435,613
501,902	Genworth Financial, Inc., Class A (a)	2,916,051
15,051	Horace Mann Educators Corp.	470,795
9,129	Palomar Holdings, Inc. (a)	458,823
13,524	Safety Insurance Group, Inc.	988,469
62,443	Stewart Information Services Corp.	2,600,751
		11,396,393

	Interactive Media & Services — 0.9%
107,903	Cargurus, Inc. (a)	1,773,925
130,546	Cars.com, Inc. (a)	2,554,785
6,941	Shutterstock, Inc.	465,047
50,746	TripAdvisor, Inc. (a)	899,727

Shares	Description	Value

	Common Stocks (Continued)
	Interactive Media & Services (Continued)
16,414	Yelp, Inc. (a)	$491,107
31,613	ZipRecruiter, Inc., Class A (a)	535,524
		6,720,115

	IT Services — 0.5%
25,729	DigitalOcean Holdings, Inc. (a)	811,493
68,280	Kyndryl Holdings, Inc. (a)	987,329
6,981	Perficient, Inc. (a)	453,206
63,445	Squarespace, Inc., Class A (a)	1,973,139
		4,225,167

	Leisure Products — 0.9%
39,568	Acushnet Holdings Corp.	1,983,544
44,633	Malibu Boats, Inc., Class A (a)	2,532,923
90,925	Vista Outdoor, Inc. (a)	2,191,292
		6,707,759

	Life Sciences Tools & Services — 0.2%
57,068	Adaptive Biotechnologies Corp. (a)	407,465
130,546	Pacific Biosciences of California, Inc. (a)	1,383,788
		1,791,253

	Machinery — 3.2%
5,472	Alamo Group, Inc.	967,067
12,510	Barnes Group, Inc.	525,795
43,723	Energy Recovery, Inc. (a)	985,079
59,284	Enerpac Tool Group Corp.	1,408,588
24,252	EnPro Industries, Inc.	2,286,236
21,117	ESCO Technologies, Inc.	1,975,918
46,477	Federal Signal Corp.	2,387,988
15,411	Helios Technologies, Inc.	926,818
31,806	Hillenbrand, Inc.	1,450,990
59,846	Hillman Solutions Corp. (a)	502,706
7,250	Kadant, Inc.	1,347,267
54,813	Kennametal, Inc.	1,422,945
6,668	Lindsay Corp.	805,094
36,149	Mueller Water Products, Inc., Class A	484,397
44,300	Shyft Group (The), Inc.	1,111,044
16,462	Standex International Corp.	2,021,698
14,706	Tennant Co.	1,123,832
20,686	Trinity Industries, Inc.	495,430
102,462	Wabash National Corp.	2,630,200
		24,859,092

	Marine Transportation — 0.4%
42,225	Matson, Inc.	2,872,567

	Media — 0.6%
147,342	Altice USA, Inc., Class A (a)	515,697
12,998	John Wiley & Sons, Inc., Class A	501,333

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
108,836	Magnite, Inc. (a)	$1,023,058
58,902	Scholastic Corp.	2,265,960
		4,306,048

	Metals & Mining — 1.6%
16,151	Alpha Metallurgical Resources, Inc.	2,367,091
11,258	Carpenter Technology Corp.	593,747
6,753	Kaiser Aluminum Corp.	443,807
21,720	Materion Corp.	2,352,493
69,256	Ryerson Holding Corp.	2,615,799
68,634	Warrior Met Coal, Inc.	2,372,678
23,383	Worthington Industries, Inc.	1,388,716
		12,134,331

	Mortgage Real Estate Investment Trusts — 1.6%
54,126	Apollo Commercial Real Estate Finance, Inc.	547,755
175,426	Arbor Realty Trust, Inc. (c)	2,012,136
129,762	Claros Mortgage Trust, Inc.	1,551,954
17,620	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	500,056
266,620	Ladder Capital Corp.	2,492,897
152,391	MFA Financial, Inc.	1,629,060
101,186	New York Mortgage Trust, Inc.	1,040,192
247,743	Ready Capital Corp.	2,658,282
		12,432,332

	Multi-Utilities — 0.5%
47,483	Avista Corp.	2,092,576
26,127	NorthWestern Corp.	1,531,565
		3,624,141

	Office REITs — 2.1%
163,474	Douglas Emmett, Inc.	2,105,545
110,025	Easterly Government Properties, Inc.	1,548,052
48,663	Equity Commonwealth	1,008,297
108,647	Highwoods Properties, Inc.	2,490,189
303,103	Hudson Pacific Properties, Inc.	1,685,253
133,841	JBG SMITH Properties	1,909,911
442,026	Paramount Group, Inc.	1,913,973
345,144	Piedmont Office Realty Trust, Inc., Class A	2,246,887
64,275	SL Green Realty Corp. (c)	1,521,389
		16,429,496

	Oil, Gas & Consumable Fuels — 4.1%
19,166	Arch Resources, Inc.	2,343,043
65,443	California Resources Corp.	2,650,442
75,346	Callon Petroleum Co. (a)	2,496,966
94,365	CNX Resources Corp. (a)	1,465,488

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
46,701	Comstock Resources, Inc.	$537,062
25,944	CONSOL Energy, Inc.	1,539,517
76,863	CVR Energy, Inc.	2,024,571
87,828	Delek US Holdings, Inc.	1,910,259
116,198	Earthstone Energy, Inc., Class A (a)	1,575,645
32,521	Green Plains, Inc. (a)	1,111,243
31,495	Gulfport Energy Corp. (a)	2,849,038
60,450	International Seaways, Inc.	2,407,119
16,099	Kinetik Holdings, Inc.	495,849
66,413	Northern Oil and Gas, Inc.	2,202,919
69,029	Par Pacific Holdings, Inc. (a)	1,617,349
239,957	Permian Resources Corp.	2,507,551
33,956	Talos Energy, Inc. (a)	462,820
78,890	World Fuel Services Corp.	1,864,960
		32,061,841

	Paper & Forest Products — 0.1%
21,786	Sylvamo Corp.	998,235

	Passenger Airlines — 0.3%
10,957	Allegiant Travel Co. (a)	1,138,542
207,655	JetBlue Airways Corp. (a)	1,482,657
		2,621,199

	Personal Care Products — 1.2%
119,694	Beauty Health (The) Co. (a)	1,371,693
35,637	Edgewell Personal Care Co.	1,556,268
30,596	elf Beauty, Inc. (a)	2,838,085
62,597	Herbalife Ltd. (a)	930,192
14,582	Medifast, Inc.	1,336,440
38,457	Nu Skin Enterprises, Inc., Class A	1,517,513
		9,550,191

	Pharmaceuticals — 1.4%
40,313	Amphastar Pharmaceuticals, Inc. (a)	1,441,996
34,350	Amylyx Pharmaceuticals, Inc. (a)	975,540
17,589	DICE Therapeutics, Inc. (a)	571,642
12,347	Pacira BioSciences, Inc. (a)	559,442
37,888	Pliant Therapeutics, Inc. (a)	1,070,336
24,137	Prestige Consumer Healthcare, Inc. (a)	1,485,150
16,628	Reata Pharmaceuticals, Inc., Class A (a)	1,643,844
62,578	Revance Therapeutics, Inc. (a)	1,991,858
27,817	Supernus Pharmaceuticals, Inc. (a)	1,025,335
		10,765,143

	Professional Services — 1.5%
40,728	CBIZ, Inc. (a)	2,145,958
9,383	CSG Systems International, Inc.	494,296
108,290	First Advantage Corp. (a)	1,392,609
31,350	Huron Consulting Group, Inc. (a)	2,658,167
4,594	ICF International, Inc.	523,716

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
7,969	Kforce, Inc.	$471,287
19,479	Korn Ferry	935,382
27,071	TTEC Holdings, Inc.	922,309
119,127	Verra Mobility Corp. (a)	2,019,203
		11,562,927

	Real Estate Management & Development — 0.7%
30,374	Kennedy-Wilson Holdings, Inc.	509,676
62,772	Marcus & Millichap, Inc.	1,975,435
284,695	Newmark Group, Inc., Class A	1,804,966
858,938	Opendoor Technologies, Inc. (a)	1,185,334
		5,475,411

	Residential REITs — 0.3%
65,527	Apartment Investment and Management Co., Class A	513,076
28,215	Elme Communities	486,145
11,539	NexPoint Residential Trust, Inc.	495,369
34,420	Veris Residential, Inc. (a)	562,767
		2,057,357

	Retail REITs — 0.8%
72,245	Acadia Realty Trust	976,030
27,972	Getty Realty Corp.	932,307
64,604	InvenTrust Properties Corp.	1,456,820
47,539	Macerich (The) Co.	474,915
36,097	Retail Opportunity Investments Corp.	470,344
51,341	Tanger Factory Outlet Centers, Inc.	1,006,797
66,920	Urban Edge Properties	981,716
		6,298,929

	Semiconductors & Semiconductor Equipment — 1.1%
39,378	Cohu, Inc. (a)	1,332,552
15,822	FormFactor, Inc. (a)	432,099
18,592	Impinj, Inc. (a)	1,643,719
14,311	MaxLinear, Inc. (a)	345,324
59,423	PDF Solutions, Inc. (a)	2,142,199
41,749	Semtech Corp. (a)	813,688
7,086	SiTime Corp. (a)	768,618
30,393	Ultra Clean Holdings, Inc. (a)	867,416
		8,345,615

	Software — 4.2%
37,354	ACI Worldwide, Inc. (a)	946,177
18,322	Agilysys, Inc. (a)	1,429,849
10,022	Alarm.com Holdings, Inc. (a)	477,949
20,965	Altair Engineering, Inc., Class A (a)	1,447,633
12,144	Appfolio, Inc., Class A (a)	1,695,545
22,709	Appian Corp., Class A (a)	852,723
23,848	Asana, Inc., Class A (a)	385,861

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
29,086	Blackbaud, Inc. (a)	$2,017,260
29,153	Braze, Inc., Class A (a)	857,098
38,511	Clear Secure, Inc., Class A	931,581
29,564	Consensus Cloud Solutions, Inc. (a)	1,103,624
122,308	Digital Turbine, Inc. (a)	1,434,673
86,582	E2open Parent Holdings, Inc. (a)	544,601
29,069	Everbridge, Inc. (a)	763,933
65,613	Freshworks, Inc., Class A (a)	876,590
56,190	Intapp, Inc. (a)	2,265,581
13,825	InterDigital, Inc.	936,506
29,128	MeridianLink, Inc. (a)	435,172
1,724	MicroStrategy, Inc., Class A (a) (c)	566,127
114,525	N-able, Inc. (a)	1,460,194
57,623	PagerDuty, Inc. (a)	1,732,147
35,085	Progress Software Corp.	1,925,465
18,391	PROS Holdings, Inc. (a)	521,753
10,976	Rapid7, Inc. (a)	533,543
127,766	Samsara, Inc., Class A (a)	2,306,176
155,528	Sprinklr, Inc., Class A (a)	1,860,115
8,277	Sprout Social, Inc., Class A (a)	407,725
186,116	Zeta Global Holdings Corp., Class A (a)	1,807,186
		32,522,787

	Specialized REITs — 0.2%
13,226	EPR Properties	554,963
18,761	Four Corners Property Trust, Inc.	478,593
31,048	Outfront Media, Inc.	517,260
		1,550,816

	Specialty Retail — 2.4%
18,159	Abercrombie & Fitch Co., Class A (a)	427,463
149,973	American Eagle Outfitters, Inc.	2,008,138
26,300	Boot Barn Holdings, Inc. (a)	1,905,961
14,119	Buckle (The), Inc.	473,410
11,128	Group 1 Automotive, Inc.	2,498,013
103,579	Guess?, Inc.	1,952,464
30,584	Monro, Inc.	1,494,946
53,493	National Vision Holdings, Inc. (a)	1,125,493
44,812	ODP (The) Corp. (a)	1,936,327
19,160	Revolve Group, Inc. (a)	395,654
64,687	Sally Beauty Holdings, Inc. (a)	920,496
18,546	Sonic Automotive, Inc., Class A	825,668
20,560	Upbound Group, Inc.	548,130
72,714	Urban Outfitters, Inc. (a)	1,967,641
		18,479,804

	Technology Hardware, Storage & Peripherals — 0.2%
31,514	Avid Technology, Inc. (a)	929,978
32,722	Xerox Holdings Corp.	512,754
		1,442,732

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods — 1.1%
21,019	Carter’s, Inc.	$1,466,496
52,068	Kontoor Brands, Inc.	2,351,911
55,283	Levi Strauss & Co., Class A	799,392
23,861	Oxford Industries, Inc.	2,462,217
41,993	Steven Madden Ltd.	1,471,435
		8,551,451

	Tobacco — 0.4%
38,110	Universal Corp.	2,091,858
83,915	Vector Group Ltd.	1,069,077
		3,160,935

	Trading Companies & Distributors — 2.3%
39,835	Boise Cascade Co.	2,721,129
222,641	Custom Truck One Source, Inc. (a)	1,398,185
90,113	FTAI Aviation Ltd.	2,563,715
43,523	GMS, Inc. (a)	2,526,945
34,179	H&E Equipment Services, Inc.	1,247,534
10,801	McGrath RentCorp	959,993
180,774	NOW, Inc. (a)	1,928,859
46,146	Rush Enterprises, Inc., Class A	2,450,814
14,915	Veritiv Corp.	1,713,286
		17,510,460

	Water Utilities — 0.2%
8,658	California Water Service Group	485,541
13,238	SJW Group	1,005,029
		1,490,570

	Wireless Telecommunication Services — 0.7%
34,753	Gogo, Inc. (a)	466,038
239,728	Telephone and Data Systems, Inc.	2,397,280
121,542	United States Cellular Corp. (a)	2,581,552
		5,444,870
	Total Common Stocks — 100.0%	773,880,051
	(Cost $760,243,372)

	Money Market Funds — 1.1%
8,645,222	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.67% (d) (e)	8,645,222
	(Cost $8,645,222)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$1,501,969	BNP Paribas S.A., 4.70% (d), dated 04/28/23, due 05/01/23, with a maturity value of $1,502,557. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 2.25%, due 01/15/25 to 08/15/27. The value of the collateral including accrued interest is $1,535,389. (e)	$1,501,969
	(Cost $1,501,969)

	Total Investments — 101.3%	784,027,242
	(Cost $770,390,563)
	Net Other Assets and Liabilities — (1.3)%	(10,070,712)
	Net Assets — 100.0%	$773,956,530

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $9,923,182 and the total value of the collateral held by the Fund is $10,147,191.
(d)	Rate shown reflects yield as of April 30, 2023.
(e)	This security serves as collateral for securities on loan.

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$773,880,051	$773,880,051	$—	$—
Money Market Funds	8,645,222	8,645,222	—	—
Repurchase Agreements	1,501,969	—	1,501,969	—
Total Investments	$784,027,242	$782,525,273	$1,501,969	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 2.3%
19,285	General Dynamics Corp.	$4,210,687
10,917	L3Harris Technologies, Inc.	2,130,452
4,533	Lockheed Martin Corp.	2,105,352
13,920	Northrop Grumman Corp.	6,420,878
44,942	Raytheon Technologies Corp.	4,489,706
124,620	Textron, Inc.	8,342,063
		27,699,138

	Air Freight & Logistics — 1.1%
58,370	Expeditors International of Washington, Inc.	6,644,841
28,132	FedEx Corp.	6,407,907
		13,052,748

	Automobiles — 1.1%
349,283	Ford Motor Co.	4,149,482
299,956	General Motors Co.	9,910,546
		14,060,028

	Banks — 9.8%
307,759	Bank of America Corp.	9,011,184
187,716	Citigroup, Inc.	8,835,792
362,280	Citizens Financial Group, Inc.	11,208,943
413,005	Fifth Third Bancorp	10,820,731
786,448	First Republic Bank (a)	2,760,432
785,888	Huntington Bancshares, Inc.	8,801,946
49,328	JPMorgan Chase & Co.	6,819,103
703,031	KeyCorp	7,916,129
73,613	M&T Bank Corp.	9,260,515
69,253	PNC Financial Services Group (The), Inc.	9,020,203
474,241	Regions Financial Corp.	8,659,641
322,652	Truist Financial Corp.	10,512,002
178,300	U.S. Bancorp	6,112,124
235,473	Wells Fargo & Co.	9,360,052
		119,098,797

	Beverages — 0.2%
60,730	Keurig Dr Pepper, Inc.	1,985,871

	Biotechnology — 0.8%
31,656	Biogen, Inc. (b)	9,630,705

	Building Products — 0.7%
192,393	Carrier Global Corp.	8,045,875

	Capital Markets — 5.1%
193,703	Bank of New York Mellon (The) Corp.	8,249,811
3,201	BlackRock, Inc.	2,148,511
354,233	Carlyle Group (The), Inc.	10,743,887
408,404	Franklin Resources, Inc.	10,977,900
26,907	Goldman Sachs Group (The), Inc.	9,240,940
73,209	Morgan Stanley	6,586,614
116,290	State Street Corp.	8,403,115

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
56,933	T. Rowe Price Group, Inc.	$6,395,284
		62,746,062

	Chemicals — 5.6%
101,042	Celanese Corp.	10,734,702
35,526	Corteva, Inc.	2,171,349
200,702	Dow, Inc.	10,918,189
153,302	DuPont de Nemours, Inc.	10,688,215
17,545	FMC Corp.	2,168,211
117,184	LyondellBasell Industries N.V., Class A	11,086,778
239,809	Mosaic (The) Co.	10,275,816
94,866	Westlake Corp.	10,793,854
		68,837,114

	Communications Equipment — 0.3%
84,188	Cisco Systems, Inc.	3,977,883

	Construction Materials — 0.5%
12,396	Martin Marietta Materials, Inc.	4,502,227
12,488	Vulcan Materials Co.	2,186,899
		6,689,126

	Consumer Finance — 2.7%
12,990	American Express Co.	2,095,807
114,419	Capital One Financial Corp.	11,132,969
89,052	Discover Financial Services	9,214,210
378,349	Synchrony Financial	11,165,079
		33,608,065

	Consumer Staples Distribution & Retail — 1.3%
10,179	Dollar General Corp.	2,254,241
30,657	Dollar Tree, Inc. (b)	4,712,288
130,194	Kroger (The) Co.	6,331,334
12,936	Target Corp.	2,040,654
		15,338,517

	Containers & Packaging — 2.0%
24,598	Avery Dennison Corp.	4,291,859
38,878	Ball Corp.	2,067,532
305,113	International Paper Co.	10,102,291
63,402	Packaging Corp. of America	8,575,755
		25,037,437

	Distributors — 0.9%
155,073	LKQ Corp.	8,952,364
6,256	Pool Corp.	2,197,858
		11,150,222

	Diversified Telecommunication Services — 1.1%
111,302	AT&T, Inc.	1,966,706
282,911	Verizon Communications, Inc.	10,985,434
		12,952,140

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities — 6.4%
120,370	Alliant Energy Corp.	$6,637,202
70,642	American Electric Power Co., Inc.	6,528,734
66,629	Duke Energy Corp.	6,588,276
62,344	Edison International	4,588,518
81,695	Entergy Corp.	8,788,748
144,011	Evergy, Inc.	8,944,523
112,470	Eversource Energy	8,728,797
210,120	Exelon Corp.	8,917,493
231,296	PPL Corp.	6,642,821
63,251	Southern (The) Co.	4,652,111
95,309	Xcel Energy, Inc.	6,663,052
		77,680,275

	Electrical Equipment — 0.2%
24,589	Emerson Electric Co.	2,047,280

	Electronic Equipment, Instruments & Components — 0.6%
182,193	Corning, Inc.	6,052,451
40,875	Trimble, Inc. (b)	1,925,213
		7,977,664

	Entertainment — 0.7%
17,788	Electronic Arts, Inc.	2,264,057
18,606	Netflix, Inc. (b)	6,138,677
		8,402,734

	Financial Services — 1.7%
686,793	Corebridge Financial, Inc.	11,579,330
20,874	FleetCor Technologies, Inc. (b)	4,465,366
41,819	Global Payments, Inc.	4,713,420
		20,758,116

	Food Products — 5.2%
138,118	Archer-Daniels-Midland Co.	10,784,254
115,185	Bunge Ltd.	10,781,316
80,048	Campbell Soup Co.	4,346,606
57,045	Conagra Brands, Inc.	2,165,428
51,498	General Mills, Inc.	4,564,268
110,356	Hormel Foods Corp.	4,462,797
40,845	J.M. Smucker (The) Co.	6,306,877
32,000	Kellogg Co.	2,232,640
166,220	Kraft Heinz (The) Co.	6,527,459
185,476	Tyson Foods, Inc., Class A	11,590,395
		63,762,040

	Gas Utilities — 0.7%
78,336	Atmos Energy Corp.	8,941,271

	Ground Transportation — 1.4%
36,633	J.B. Hunt Transport Services, Inc.	6,421,398
184,448	U-Haul Holding Co.	11,262,395
		17,683,793

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 0.8%
54,536	Hologic, Inc. (b)	$4,690,641
54,588	Medtronic PLC	4,964,779
		9,655,420

	Health Care Providers & Services — 4.0%
69,625	Centene Corp. (b)	4,799,251
43,058	Cigna Group (The)	10,906,161
86,498	CVS Health Corp.	6,341,169
9,571	Elevance Health, Inc.	4,485,449
4,413	Humana, Inc.	2,341,052
38,365	Laboratory Corp. of America Holdings	8,697,729
8,009	Molina Healthcare, Inc. (b)	2,385,801
45,432	Quest Diagnostics, Inc.	6,306,416
4,534	UnitedHealth Group, Inc.	2,231,136
		48,494,164

	Health Care REITs — 0.4%
101,523	Ventas, Inc.	4,878,180

	Household Durables — 4.1%
112,627	D.R. Horton, Inc.	12,368,697
43,609	Garmin Ltd.	4,281,095
104,675	Lennar Corp., Class A	11,808,387
1,580	NVR, Inc. (b)	9,227,200
188,786	PulteGroup, Inc.	12,676,980
		50,362,359

	Household Products — 0.4%
15,964	Kimberly-Clark Corp.	2,313,024
14,410	Procter & Gamble (The) Co.	2,253,436
		4,566,460

	Industrial Conglomerates — 0.7%
83,741	3M Co.	8,894,969

	Insurance — 5.6%
136,421	Aflac, Inc.	9,529,007
218,477	American International Group, Inc.	11,588,020
64,845	Arch Capital Group Ltd. (b)	4,867,914
37,314	Brown & Brown, Inc.	2,402,649
33,104	Chubb Ltd.	6,672,442
5,985	Everest Re Group Ltd.	2,262,330
126,302	Hartford Financial Services Group (The), Inc.	8,966,179
110,786	Loews Corp.	6,377,950
118,433	Principal Financial Group, Inc.	8,845,761
37,500	Travelers (The) Cos., Inc.	6,792,750
		68,305,002

	Interactive Media & Services — 0.8%
42,426	Alphabet, Inc., Class A (b)	4,554,007

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Interactive Media & Services (Continued)
20,766	Meta Platforms, Inc., Class A (b)	$4,990,485
		9,544,492

	IT Services — 1.4%
7,497	Accenture PLC, Class A	2,101,334
82,091	Akamai Technologies, Inc. (b)	6,728,999
144,462	Cognizant Technology Solutions Corp., Class A	8,625,826
		17,456,159

	Life Sciences Tools & Services — 0.7%
21,807	Charles River Laboratories International, Inc. (b)	4,145,947
16,079	PerkinElmer, Inc.	2,098,149
6,184	West Pharmaceutical Services, Inc.	2,233,908
		8,478,004

	Machinery — 4.0%
26,907	Cummins, Inc.	6,324,221
28,966	Dover Corp.	4,233,671
31,429	Fortive Corp.	1,982,856
120,245	PACCAR, Inc.	8,981,099
6,376	Parker-Hannifin Corp.	2,071,435
35,652	Snap-on, Inc.	9,248,485
136,540	Stanley Black & Decker, Inc.	11,788,864
43,547	Westinghouse Air Brake Technologies Corp.	4,253,235
		48,883,866

	Media — 3.1%
17,973	Charter Communications, Inc., Class A (b)	6,626,645
169,553	Comcast Corp., Class A	7,014,408
258,499	Fox Corp., Class A	8,597,677
118,180	Interpublic Group of (The) Cos., Inc.	4,222,571
22,712	Omnicom Group, Inc.	2,057,026
394,529	Paramount Global, Class B (a)	9,204,361
		37,722,688

	Multi-Utilities — 4.4%
74,404	Ameren Corp.	6,619,724
298,775	CenterPoint Energy, Inc.	9,103,674
71,700	CMS Energy Corp.	4,464,042
92,002	Consolidated Edison, Inc.	9,059,437
78,715	Dominion Energy, Inc.	4,497,775
58,678	DTE Energy Co.	6,595,994
34,308	Public Service Enterprise Group, Inc.	2,168,266
42,522	Sempra Energy	6,611,746
46,430	WEC Energy Group, Inc.	4,465,173
		53,585,831

Shares	Description	Value

	Common Stocks (Continued)
	Office REITs — 0.5%
51,181	Alexandria Real Estate Equities, Inc.	$6,355,657

	Oil, Gas & Consumable Fuels — 4.2%
459,200	Marathon Oil Corp.	11,094,272
81,601	Marathon Petroleum Corp.	9,955,322
304,945	Ovintiv, Inc.	11,002,415
108,528	Phillips 66	10,744,272
78,813	Valero Energy Corp.	9,037,487
		51,833,768

	Passenger Airlines — 0.9%
135,247	Southwest Airlines Co.	4,096,632
145,258	United Airlines Holdings, Inc. (b)	6,362,300
		10,458,932

	Pharmaceuticals — 0.9%
1,143,703	Viatris, Inc.	10,670,749

	Professional Services — 1.3%
37,452	Jacobs Solutions, Inc.	4,324,208
47,806	Leidos Holdings, Inc.	4,458,388
113,825	SS&C Technologies Holdings, Inc.	6,663,315
		15,445,911

	Real Estate Management & Development — 0.6%
88,279	CBRE Group, Inc., Class A (b)	6,767,468

	Residential REITs — 0.9%
38,248	AvalonBay Communities, Inc.	6,898,792
73,350	Equity Residential	4,639,387
		11,538,179

	Retail REITs — 0.2%
109,705	Kimco Realty Corp.	2,105,239

	Semiconductors & Semiconductor Equipment — 2.9%
336,775	Intel Corp.	10,460,231
145,873	Micron Technology, Inc.	9,388,386
50,383	QUALCOMM, Inc.	5,884,734
74,604	Skyworks Solutions, Inc.	7,900,564
19,928	Teradyne, Inc.	1,821,021
		35,454,936

	Software — 0.2%
4,862	Roper Technologies, Inc.	2,211,140

	Specialized REITs — 1.1%
21,793	Digital Realty Trust, Inc.	2,160,776
365,165	Weyerhaeuser Co.	10,922,085
		13,082,861

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 1.1%
82,123	Best Buy Co., Inc.	$6,119,806
22,010	Lowe’s Cos., Inc.	4,574,338
9,114	Tractor Supply Co.	2,172,778
		12,866,922

	Technology Hardware, Storage & Peripherals — 2.0%
690,672	Hewlett Packard Enterprise Co.	9,890,423
149,948	HP, Inc.	4,454,955
100,669	NetApp, Inc.	6,331,074
116,828	Western Digital Corp. (b)	4,023,556
		24,700,008

	Wireless Telecommunication Services — 0.2%
14,793	T-Mobile US, Inc. (b)	2,128,713
	Total Common Stocks — 99.8%	1,217,610,978
	(Cost $1,202,513,358)

	Money Market Funds — 1.1%
11,427,867	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.67% (c) (d)	11,427,867
2,049,851	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (c)	2,049,851
	Total Money Market Funds — 1.1%	13,477,718
	(Cost $13,477,718)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$1,985,409	BNP Paribas S.A., 4.70% (c), dated 04/28/23, due 05/01/23, with a maturity value of $1,986,187. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 2.25%, due 01/15/25 to 08/15/27. The value of the collateral including accrued interest is $2,029,587. (d)	1,985,409
	(Cost $1,985,409)

	Total Investments — 101.1%	1,233,074,105
	(Cost $1,217,976,485)
	Net Other Assets and Liabilities — (1.1)%	(12,889,577)
	Net Assets — 100.0%	$1,220,184,528

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $11,209,838 and the total value of the collateral held by the Fund is $13,413,276.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of April 30, 2023.
(d)	This security serves as collateral for securities on loan.

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,217,610,978	$1,217,610,978	$—	$—
Money Market Funds	13,477,718	13,477,718	—	—
Repurchase Agreements	1,985,409	—	1,985,409	—
Total Investments	$1,233,074,105	$1,231,088,696	$1,985,409	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 4.1%
37,335	Axon Enterprise, Inc. (a)	$7,866,858
39,517	Boeing (The) Co. (a)	8,171,325
28,674	HEICO Corp.	4,835,583
198,133	Howmet Aerospace, Inc.	8,775,311
11,389	TransDigm Group, Inc.	8,712,585
		38,361,662

	Air Freight & Logistics — 0.5%
25,281	United Parcel Service, Inc., Class B	4,545,777

	Automobiles — 0.3%
16,186	Tesla, Inc. (a)	2,659,522

	Beverages — 1.3%
26,355	Coca-Cola (The) Co.	1,690,673
124,346	Monster Beverage Corp. (a)	6,963,376
18,420	PepsiCo, Inc.	3,516,194
		12,170,243

	Biotechnology — 1.6%
10,257	AbbVie, Inc.	1,550,038
59,109	Gilead Sciences, Inc.	4,859,351
10,644	Moderna, Inc. (a)	1,414,481
4,086	Regeneron Pharmaceuticals, Inc. (a)	3,276,114
10,657	Vertex Pharmaceuticals, Inc. (a)	3,631,159
		14,731,143

	Building Products — 1.3%
14,854	Carlisle Cos., Inc.	3,206,236
45,630	Trane Technologies PLC	8,478,510
		11,684,746

	Capital Markets — 3.2%
21,912	Ameriprise Financial, Inc.	6,685,789
58,777	Ares Management Corp., Class A	5,148,277
3,939	FactSet Research Systems, Inc.	1,621,647
31,128	KKR & Co., Inc.	1,651,963
16,590	LPL Financial Holdings, Inc.	3,464,656
12,535	MarketAxess Holdings, Inc.	3,990,768
5,342	Moody’s Corp.	1,672,687
8,764	MSCI, Inc.	4,228,192
18,549	Northern Trust Corp.	1,449,790
		29,913,769

	Chemicals — 1.7%
17,076	Air Products and Chemicals, Inc.	5,026,491
22,188	Albemarle Corp.	4,114,986
22,552	CF Industries Holdings, Inc.	1,614,272
29,628	Ecolab, Inc.	4,972,764
		15,728,513

	Commercial Services & Supplies — 2.6%
10,599	Cintas Corp.	4,830,706
111,620	Copart, Inc. (a)	8,823,561
36,270	Republic Services, Inc.	5,245,368

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
43,560	Rollins, Inc.	$1,840,410
20,580	Waste Management, Inc.	3,417,309
		24,157,354

	Communications Equipment — 1.6%
50,011	Arista Networks, Inc. (a)	8,009,762
23,471	Motorola Solutions, Inc.	6,839,449
		14,849,211

	Construction & Engineering — 0.9%
50,379	Quanta Services, Inc.	8,546,294

	Consumer Staples Distribution & Retail — 0.3%
43,480	Sysco Corp.	3,336,655

	Distributors — 0.7%
40,140	Genuine Parts Co.	6,755,963

	Electric Utilities — 1.3%
62,476	Constellation Energy Corp.	4,835,642
415,333	PG&E Corp. (a)	7,106,348
		11,941,990

	Electrical Equipment — 1.8%
33,747	AMETEK, Inc.	4,654,724
39,197	Eaton Corp. PLC	6,550,602
20,156	Hubbell, Inc.	5,428,414
		16,633,740

	Electronic Equipment, Instruments & Components — 2.2%
82,183	Amphenol Corp., Class A	6,202,351
10,124	Keysight Technologies, Inc. (a)	1,464,335
51,207	TE Connectivity Ltd.	6,266,201
15,012	Teledyne Technologies, Inc. (a)	6,220,973
		20,153,860

	Energy Equipment & Services — 1.4%
155,006	Halliburton Co.	5,076,447
170,975	Schlumberger Ltd.	8,437,616
		13,514,063

	Entertainment — 1.5%
89,750	Liberty Media Corp.-Liberty Formula One, Class C (a)	6,479,053
47,972	Live Nation Entertainment, Inc. (a)	3,251,542
109,035	ROBLOX Corp., Class A (a)	3,881,646
		13,612,241

	Financial Services — 2.1%
53,165	Apollo Global Management, Inc.	3,370,129
59,418	Fiserv, Inc. (a)	7,256,126
9,239	Mastercard, Inc., Class A	3,511,097

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Financial Services (Continued)
21,753	Visa, Inc., Class A	$5,062,576
		19,199,928

	Food Products — 1.7%
26,399	Hershey (The) Co.	7,208,511
80,318	Lamb Weston Holdings, Inc.	8,980,356
		16,188,867

	Ground Transportation — 2.1%
112,158	CSX Corp.	3,436,521
24,631	Old Dominion Freight Line, Inc.	7,891,526
264,826	Uber Technologies, Inc. (a)	8,222,847
		19,550,894

	Health Care Equipment & Supplies — 3.2%
98,030	Boston Scientific Corp. (a)	5,109,324
28,903	Dexcom, Inc. (a)	3,507,090
6,715	IDEXX Laboratories, Inc. (a)	3,304,854
21,056	Insulet Corp. (a)	6,696,650
23,526	Stryker Corp.	7,049,566
25,991	Zimmer Biomet Holdings, Inc.	3,598,194
		29,265,678

	Health Care Providers & Services — 1.8%
88,954	Cardinal Health, Inc.	7,303,124
31,837	HCA Healthcare, Inc.	9,147,725
		16,450,849

	Health Care REITs — 0.2%
22,804	Welltower, Inc.	1,806,533

	Health Care Technology — 0.2%
8,895	Veeva Systems, Inc., Class A (a)	1,592,917

	Hotel & Resort REITs — 0.5%
297,418	Host Hotels & Resorts, Inc.	4,809,249

	Hotels, Restaurants & Leisure — 9.0%
39,424	Airbnb, Inc., Class A (a)	4,717,870
3,165	Booking Holdings, Inc. (a)	8,502,171
3,931	Chipotle Mexican Grill, Inc. (a)	8,127,814
54,106	Darden Restaurants, Inc.	8,220,324
47,674	Hilton Worldwide Holdings, Inc.	6,866,009
116,902	Las Vegas Sands Corp. (a)	7,464,193
50,560	Marriott International, Inc., Class A	8,561,830
12,009	McDonald’s Corp.	3,551,662
188,992	MGM Resorts International	8,489,521
128,560	Royal Caribbean Cruises Ltd. (a)	8,411,681
47,099	Starbucks Corp.	5,382,945
37,131	Yum! Brands, Inc.	5,219,876
		83,515,896

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers — 0.2%
67,891	AES (The) Corp.	$1,606,301

	Industrial Conglomerates — 0.2%
8,554	Honeywell International, Inc.	1,709,431

	Insurance — 0.9%
10,650	Aon PLC, Class A	3,463,167
8,545	Arthur J. Gallagher & Co.	1,777,873
9,815	Marsh & McLennan Cos., Inc.	1,768,565
26,257	W.R. Berkley Corp.	1,547,062
		8,556,667

	Interactive Media & Services — 0.3%
123,138	Pinterest, Inc., Class A (a)	2,832,174

	IT Services — 1.8%
54,459	Cloudflare, Inc., Class A (a)	2,562,296
5,467	EPAM Systems, Inc. (a)	1,544,099
15,055	Gartner, Inc. (a)	4,553,535
43,206	GoDaddy, Inc., Class A (a)	3,269,830
14,404	MongoDB, Inc. (a)	3,456,384
7,736	VeriSign, Inc. (a)	1,715,845
		17,101,989

	Life Sciences Tools & Services — 1.4%
11,817	Agilent Technologies, Inc.	1,600,376
7,030	Illumina, Inc. (a)	1,445,087
8,219	IQVIA Holdings, Inc. (a)	1,547,063
3,206	Mettler-Toledo International, Inc. (a)	4,781,749
5,827	Thermo Fisher Scientific, Inc.	3,233,402
		12,607,677

	Machinery — 4.2%
29,349	Caterpillar, Inc.	6,421,561
16,266	Deere & Co.	6,148,873
21,229	IDEX Corp.	4,379,967
27,587	Illinois Tool Works, Inc.	6,674,399
115,434	Ingersoll Rand, Inc.	6,582,047
58,110	Otis Worldwide Corp.	4,956,783
32,072	Xylem, Inc.	3,330,357
		38,493,987

	Metals & Mining — 3.1%
119,884	Freeport-McMoRan, Inc.	4,544,803
54,348	Nucor Corp.	8,053,287
32,698	Reliance Steel & Aluminum Co.	8,102,564
74,252	Steel Dynamics, Inc.	7,718,495
		28,419,149

	Oil, Gas & Consumable Fuels — 8.6%
93,123	APA Corp.	3,431,583
53,268	Cheniere Energy, Inc.	8,150,004

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
30,059	Chevron Corp.	$5,067,346
33,847	ConocoPhillips	3,482,518
199,855	Coterra Energy, Inc.	5,116,288
32,302	Devon Energy Corp.	1,725,896
36,283	Diamondback Energy, Inc.	5,159,443
29,294	EOG Resources, Inc.	3,499,754
76,553	Exxon Mobil Corp.	9,059,282
63,436	Hess Corp.	9,202,026
93,363	Kinder Morgan, Inc.	1,601,175
107,577	Occidental Petroleum Corp.	6,619,213
105,696	ONEOK, Inc.	6,913,575
8,005	Pioneer Natural Resources Co.	1,741,488
92,063	Targa Resources Corp.	6,953,518
960	Texas Pacific Land Corp.	1,418,544
		79,141,653

	Passenger Airlines — 0.9%
240,405	Delta Air Lines, Inc. (a)	8,248,296

	Personal Care Products — 0.4%
13,624	Estee Lauder (The) Cos., Inc., Class A	3,361,313

	Pharmaceuticals — 0.7%
46,098	Merck & Co., Inc.	5,322,936
9,822	Zoetis, Inc.	1,726,511
		7,049,447

	Professional Services — 0.2%
8,059	Equifax, Inc.	1,679,334

	Residential REITs — 0.2%
11,603	Sun Communities, Inc.	1,612,005

	Retail REITs — 0.2%
25,819	Realty Income Corp.	1,622,466

	Semiconductors & Semiconductor Equipment — 8.7%
42,566	Analog Devices, Inc.	7,656,772
68,346	Applied Materials, Inc.	7,725,148
10,468	Broadcom, Inc.	6,558,202
30,878	First Solar, Inc. (a)	5,637,705
16,824	KLA Corp.	6,503,149
15,836	Lam Research Corp.	8,299,331
100,203	Microchip Technology, Inc.	7,313,817
16,772	Monolithic Power Systems, Inc.	7,748,161
17,657	NVIDIA Corp.	4,899,641
45,020	NXP Semiconductors N.V.	7,371,575
101,979	ON Semiconductor Corp. (a)	7,338,409
18,053	Texas Instruments, Inc.	3,018,461
		80,070,371

	Software — 9.6%
8,714	Adobe, Inc. (a)	3,290,058
14,738	ANSYS, Inc. (a)	4,626,553
16,133	Autodesk, Inc. (a)	3,142,547

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
39,959	Cadence Design Systems, Inc. (a)	$8,369,413
11,910	Crowdstrike Holdings, Inc., Class A (a)	1,429,795
28,040	DocuSign, Inc. (a)	1,386,298
9,558	Fair Isaac Corp. (a)	6,957,746
101,053	Fortinet, Inc. (a)	6,371,392
15,664	HubSpot, Inc. (a)	6,593,761
7,532	Intuit, Inc.	3,343,831
11,647	Microsoft Corp.	3,578,657
90,346	Oracle Corp.	8,557,573
193,468	Palantir Technologies, Inc., Class A (a)	1,499,377
33,623	Palo Alto Networks, Inc. (a)	6,134,853
26,188	PTC, Inc. (a)	3,294,189
7,226	ServiceNow, Inc. (a)	3,319,769
51,152	Splunk, Inc. (a)	4,411,348
17,387	Synopsys, Inc. (a)	6,456,141
4,610	Tyler Technologies, Inc. (a)	1,747,328
23,746	Workday, Inc., Class A (a)	4,420,080
		88,930,709

	Specialized REITs — 1.3%
4,656	Equinix, Inc.	3,371,316
31,401	Gaming and Leisure Properties, Inc.	1,632,852
92,694	Iron Mountain, Inc.	5,120,417
50,117	VICI Properties, Inc.	1,700,971
		11,825,556

	Specialty Retail — 4.5%
2,732	AutoZone, Inc. (a)	7,276,163
33,231	Burlington Stores, Inc. (a)	6,407,269
5,540	Home Depot (The), Inc.	1,664,992
7,910	O’Reilly Automotive, Inc. (a)	7,255,922
31,640	Ross Stores, Inc.	3,376,937
85,706	TJX (The) Cos., Inc.	6,755,347
15,384	Ulta Beauty, Inc. (a)	8,483,199
		41,219,829

	Technology Hardware, Storage & Peripherals — 0.4%
20,363	Apple, Inc.	3,455,194

	Textiles, Apparel & Luxury Goods — 0.5%
39,991	NIKE, Inc., Class B	5,067,660

	Tobacco — 0.2%
16,810	Philip Morris International, Inc.	1,680,496

	Trading Companies & Distributors — 2.3%
90,924	Fastenal Co.	4,895,348
21,213	United Rentals, Inc.	7,660,226
12,187	W.W. Grainger, Inc.	8,476,912
		21,032,486

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Total Common Stocks — 99.9%	$923,001,747
	(Cost $837,135,559)

	Money Market Funds — 0.1%
549,188	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (b)	549,188
	(Cost $549,188)

	Total Investments — 100.0%	923,550,935
	(Cost $837,684,747)
	Net Other Assets and Liabilities — (0.0)%	(54,436)
	Net Assets — 100.0%	$923,496,499

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$923,001,747	$923,001,747	$—	$—
Money Market Funds	549,188	549,188	—	—
Total Investments	$923,550,935	$923,550,935	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.6%
2,021	AAR Corp. (a)	$106,668
1,696	General Dynamics Corp.	370,305
1,384	Huntington Ingalls Industries, Inc.	279,097
960	L3Harris Technologies, Inc.	187,344
36,819	Leonardo DRS, Inc. (a)	554,126
398	Lockheed Martin Corp.	184,851
537	Moog, Inc., Class A	48,389
1,225	Northrop Grumman Corp.	565,056
3,954	Raytheon Technologies Corp.	395,005
10,964	Textron, Inc.	733,930
		3,424,771

	Air Freight & Logistics — 0.9%
13,226	Air Transport Services Group, Inc. (a)	268,620
1,922	C.H. Robinson Worldwide, Inc.	193,872
5,135	Expeditors International of Washington, Inc.	584,568
2,475	FedEx Corp.	563,756
1,893	GXO Logistics, Inc. (a)	100,575
3,282	Hub Group, Inc., Class A (a)	247,463
		1,958,854

	Automobile Components — 0.7%
7,779	BorgWarner, Inc.	374,403
627	Dorman Products, Inc. (a)	54,022
6,815	Gentex Corp.	188,026
25,000	Goodyear Tire & Rubber (The) Co. (a)	266,750
2,006	LCI Industries	226,598
1,369	Lear Corp.	174,767
4,004	Patrick Industries, Inc.	274,794
		1,559,360

	Automobiles — 0.9%
30,730	Ford Motor Co.	365,072
26,390	General Motors Co.	871,926
5,996	Thor Industries, Inc.	473,804
4,775	Winnebago Industries, Inc.	277,618
		1,988,420

	Banks — 12.6%
3,759	1st Source Corp.	156,675
6,025	Ameris Bancorp	201,837
12,258	Associated Banc-Corp.	218,560
3,144	Atlantic Union Bankshares Corp.	89,981
4,393	Axos Financial, Inc. (a)	178,663
1,941	Bancorp (The), Inc. (a)	61,937
27,077	Bank of America Corp.	792,815
1,038	Bank of Hawaii Corp.	50,270
11,170	Bank OZK	398,992
9,761	BankUnited, Inc.	220,111

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
2,027	Banner Corp.	$101,188
2,157	Berkshire Hills Bancorp, Inc.	45,879
2,264	BOK Financial Corp.	189,882
15,446	Brookline Bancorp, Inc.	147,355
18,402	Cadence Bank	372,088
16,374	Capitol Federal Financial, Inc.	101,519
6,385	Cathay General Bancorp	203,490
16,514	Citigroup, Inc.	777,314
31,873	Citizens Financial Group, Inc.	986,151
8,799	Comerica, Inc.	381,613
1,030	Community Bank System, Inc.	51,459
9,700	Dime Community Bancshares, Inc.	199,820
6,585	Eagle Bancorp, Inc.	165,283
6,883	East West Bancorp, Inc.	355,782
3,638	Enterprise Financial Services Corp.	155,561
24,700	F.N.B. Corp.	283,556
3,546	FB Financial Corp.	104,359
36,335	Fifth Third Bancorp	951,977
3,103	First Bancorp	95,510
14,201	First BanCorp	166,862
7,974	First Busey Corp.	144,967
196	First Citizens BancShares, Inc., Class A	197,407
8,866	First Commonwealth Financial Corp.	110,648
7,450	First Financial Bancorp	154,215
13,889	First Hawaiian, Inc.	265,419
6,397	First Interstate BancSystem, Inc., Class A	163,699
4,922	First Merchants Corp.	143,624
69,191	First Republic Bank (b)	242,860
11,735	Fulton Financial Corp.	139,999
2,274	Glacier Bancorp, Inc.	75,565
10,495	Hancock Whitney Corp.	383,277
4,228	Heartland Financial USA, Inc.	137,664
1,822	Hilltop Holdings, Inc.	56,518
8,799	Home BancShares, Inc.	191,554
28,056	Hope Bancorp, Inc.	255,310
69,141	Huntington Bancshares, Inc.	774,379
4,366	Independent Bank Corp.	244,496
3,499	Independent Bank Group, Inc.	127,294
3,787	International Bancshares Corp.	161,591
4,340	JPMorgan Chase & Co.	599,962
61,852	KeyCorp	696,454
9,044	Live Oak Bancshares, Inc.	213,077
6,476	M&T Bank Corp.	814,681
1,616	National Bank Holdings Corp., Class A	51,389
3,269	NBT Bancorp, Inc.	105,393
31,695	New York Community Bancorp, Inc.	338,820
9,161	Northwest Bancshares, Inc.	107,092

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
11,926	OceanFirst Financial Corp.	$190,816
8,838	OFG Bancorp	225,988
19,869	Old National Bancorp	266,443
3,427	Origin Bancorp, Inc.	100,857
9,176	Pacific Premier Bancorp, Inc.	204,074
28,315	PacWest Bancorp (b)	287,397
456	Park National Corp.	49,394
3,909	Pathward Financial, Inc.	174,068
6,926	Pinnacle Financial Partners, Inc.	375,597
6,093	PNC Financial Services Group (The), Inc.	793,613
6,654	Popular, Inc.	399,307
4,657	Prosperity Bancshares, Inc.	291,621
11,491	Provident Financial Services, Inc.	200,863
41,723	Regions Financial Corp.	761,862
5,304	Renasant Corp.	149,148
8,484	Sandy Spring Bancorp, Inc.	190,720
2,281	Seacoast Banking Corp. of Florida	50,615
12,601	Simmons First National Corp., Class A	210,563
3,320	Southside Bancshares, Inc.	105,344
4,021	SouthState Corp.	277,369
2,196	Stellar Bancorp, Inc.	50,376
12,392	Synovus Financial Corp.	381,674
4,502	Texas Capital Bancshares, Inc. (a)	226,226
6,086	TowneBank	144,177
1,899	Triumph Financial, Inc. (a)	98,672
28,387	Truist Financial Corp.	924,848
2,188	Trustmark Corp.	52,271
15,687	U.S. Bancorp	537,750
6,619	UMB Financial Corp.	421,035
5,427	United Bankshares, Inc.	179,797
6,793	United Community Banks, Inc.	169,146
41,345	Valley National Bancorp	387,816
12,071	Veritex Holdings, Inc.	207,742
7,317	Washington Federal, Inc.	205,169
7,268	Webster Financial Corp.	271,096
20,716	Wells Fargo & Co.	823,461
5,283	WesBanco, Inc.	140,633
13,437	Western Alliance Bancorp	498,781
5,236	Wintrust Financial Corp.	357,985
4,313	WSFS Financial Corp.	151,688
12,764	Zions Bancorp N.A.	355,605
		26,995,450

	Beverages — 0.3%
536	Coca-Cola Consolidated, Inc.	315,951
5,343	Keurig Dr Pepper, Inc.	174,716
1,848	Molson Coors Beverage Co., Class B	109,919
		600,586

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology — 0.4%
2,785	Biogen, Inc. (a)	$847,281

	Broadline Retail — 0.5%
16,229	Kohl’s Corp.	357,525
27,303	Macy’s, Inc.	446,131
9,968	Nordstrom, Inc. (b)	154,105
		957,761

	Building Products — 1.4%
16,926	Carrier Global Corp.	707,845
4,879	Fortune Brands Innovations, Inc.	315,622
2,273	Gibraltar Industries, Inc. (a)	113,741
4,984	Owens Corning	532,341
4,389	PGT Innovations, Inc. (a)	112,622
12,056	Resideo Technologies, Inc. (a)	214,597
2,613	Simpson Manufacturing Co., Inc.	328,663
1,963	Trex Co., Inc. (a)	107,298
6,009	UFP Industries, Inc.	471,827
		2,904,556

	Capital Markets — 4.0%
1,690	Artisan Partners Asset Management, Inc., Class A	58,592
17,042	Bank of New York Mellon (The) Corp.	725,819
282	BlackRock, Inc.	189,278
31,165	Carlyle Group (The), Inc.	945,234
3,969	Donnelley Financial Solutions, Inc. (a)	171,659
3,311	Evercore, Inc., Class A	377,686
4,759	Federated Hermes, Inc.	196,975
35,931	Franklin Resources, Inc.	965,825
2,367	Goldman Sachs Group (The), Inc.	812,923
8,127	Golub Capital BDC, Inc.	109,552
1,092	Houlihan Lokey, Inc.	99,787
29,118	Invesco Ltd.	498,791
9,028	Jefferies Financial Group, Inc.	289,167
5,769	Lazard Ltd., Class A	180,570
1,407	Moelis & Co., Class A	53,297
6,441	Morgan Stanley	579,497
390	Piper Sandler Cos.	52,822
10,231	State Street Corp.	739,292
4,849	Stifel Financial Corp.	290,795
1,064	StoneX Group, Inc. (a)	104,346
5,009	T. Rowe Price Group, Inc.	562,661
7,530	Victory Capital Holdings, Inc., Class A	229,966
2,860	Virtu Financial, Inc., Class A	57,343
852	Virtus Investment Partners, Inc.	155,243
		8,447,120

	Chemicals — 4.1%
7,199	AdvanSix, Inc.	271,258

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
4,641	Avient Corp.	$178,725
8,889	Celanese Corp.	944,367
3,125	Corteva, Inc.	191,000
17,658	Dow, Inc.	960,595
13,488	DuPont de Nemours, Inc.	940,383
3,397	Eastman Chemical Co.	286,265
9,973	Ecovyst, Inc. (a)	113,194
4,946	Element Solutions, Inc.	89,770
1,543	FMC Corp.	190,684
1,396	H.B. Fuller Co.	92,373
13,963	Huntsman Corp.	374,069
10,309	LyondellBasell Industries N.V., Class A	975,334
5,133	Mativ Holdings, Inc.	99,426
2,684	Minerals Technologies, Inc.	159,054
21,098	Mosaic (The) Co.	904,049
523	NewMarket Corp.	208,991
8,604	Olin Corp.	476,662
20,072	Perimeter Solutions S.A. (a)	150,139
706	Sensient Technologies Corp.	52,569
1,574	Stepan Co.	145,123
8,347	Westlake Corp.	949,722
		8,753,752

	Commercial Services & Supplies — 0.5%
2,051	Brady Corp., Class A	104,662
29,946	CoreCivic, Inc. (a)	263,225
34,918	GEO Group (The), Inc. (a)	262,933
7,917	HNI Corp.	205,684
7,931	MillerKnoll, Inc.	134,906
625	UniFirst Corp.	102,300
		1,073,710

	Communications Equipment — 0.3%
7,406	Cisco Systems, Inc.	349,933
2,775	Juniper Networks, Inc.	83,666
3,846	NetScout Systems, Inc. (a)	104,650
3,257	Viasat, Inc. (a)	114,093
		652,342

	Construction & Engineering — 0.4%
3,492	Arcosa, Inc.	235,850
2,682	Granite Construction, Inc.	102,265
9,401	MDU Resources Group, Inc.	274,697
429	MYR Group, Inc. (a)	54,908
11,172	Primoris Services Corp.	282,651
		950,371

	Construction Materials — 0.4%
1,091	Martin Marietta Materials, Inc.	396,251

Shares	Description	Value

	Common Stocks (Continued)
	Construction Materials (Continued)
13,409	Summit Materials, Inc., Class A (c)	$367,541
1,099	Vulcan Materials Co.	192,457
		956,249

	Consumer Finance — 2.6%
14,988	Ally Financial, Inc.	395,384
1,142	American Express Co.	184,250
7,269	Bread Financial Holdings, Inc.	200,625
10,066	Capital One Financial Corp.	979,422
438	Credit Acceptance Corp. (a)	214,401
7,834	Discover Financial Services	810,584
5,461	Encore Capital Group, Inc. (a)	280,586
6,201	Enova International, Inc. (a)	272,348
17,230	Navient Corp.	284,984
2,399	Nelnet, Inc., Class A	231,024
10,303	OneMain Holdings, Inc.	395,326
4,163	PRA Group, Inc. (a)	150,992
15,417	SLM Corp.	231,563
33,287	Synchrony Financial	982,299
		5,613,788

	Consumer Staples Distribution & Retail — 1.4%
5,334	Andersons (The), Inc.	238,430
1,255	BJ’s Wholesale Club Holdings, Inc. (a)	95,844
895	Dollar General Corp.	198,207
2,698	Dollar Tree, Inc. (a)	414,710
3,106	Ingles Markets, Inc., Class A	285,876
11,455	Kroger (The) Co.	557,057
1,542	PriceSmart, Inc.	113,615
8,179	Sprouts Farmers Market, Inc. (a)	283,484
1,138	Target Corp.	179,519
10,456	United Natural Foods, Inc. (a)	285,135
2,586	US Foods Holding Corp. (a)	99,302
1,916	Weis Markets, Inc.	158,051
		2,909,230

	Containers & Packaging — 2.0%
2,164	Avery Dennison Corp.	377,575
3,420	Ball Corp.	181,875
6,486	Berry Global Group, Inc.	374,956
1,155	Crown Holdings, Inc.	99,076
26,844	International Paper Co.	888,805
9,706	O-I Glass, Inc. (a)	218,094
5,578	Packaging Corp. of America	754,480
34,437	Pactiv Evergreen, Inc.	272,052
2,081	Sealed Air Corp.	99,867
1,780	Silgan Holdings, Inc.	87,683
4,697	Sonoco Products Co.	284,732
5,822	TriMas Corp.	147,937

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
15,672	Westrock Co.	$469,063
		4,256,195

	Distributors — 0.5%
13,643	LKQ Corp.	787,611
551	Pool Corp.	193,577
		981,188

	Diversified Consumer Services — 0.3%
13,521	Chegg, Inc. (a)	243,108
185	Graham Holdings Co., Class B	106,480
4,597	Laureate Education, Inc.	56,957
602	Strategic Education, Inc.	52,976
4,132	Stride, Inc. (a)	177,511
		637,032

	Diversified REITs — 0.3%
11,856	American Assets Trust, Inc.	215,779
9,535	Broadstone Net Lease, Inc.	154,181
24,989	Empire State Realty Trust, Inc., Class A	152,683
12,611	Global Net Lease, Inc.	142,000
		664,643

	Diversified Telecommunication Services — 1.0%
9,792	AT&T, Inc.	173,024
20,972	Frontier Communications Parent, Inc. (a)	472,709
26,683	Liberty Latin America Ltd., Class C (a)	236,945
144,162	Lumen Technologies, Inc.	341,664
24,890	Verizon Communications, Inc.	966,479
		2,190,821

	Electric Utilities — 3.9%
4,451	ALLETE, Inc.	277,653
10,590	Alliant Energy Corp.	583,933
6,215	American Electric Power Co., Inc.	574,390
5,862	Duke Energy Corp.	579,635
5,485	Edison International	403,696
7,188	Entergy Corp.	773,285
12,669	Evergy, Inc.	786,872
9,895	Eversource Energy	767,951
18,486	Exelon Corp.	784,546
4,974	Hawaiian Electric Industries, Inc.	195,030
881	IDACORP, Inc.	97,897
11,141	NRG Energy, Inc.	380,688
3,616	Pinnacle West Capital Corp.	283,711
5,861	Portland General Electric Co.	296,684
20,349	PPL Corp.	584,423

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
5,565	Southern (The) Co.	$409,306
8,385	Xcel Energy, Inc.	586,195
		8,365,895

	Electrical Equipment — 0.5%
1,045	Acuity Brands, Inc.	164,462
2,163	Emerson Electric Co.	180,091
1,100	EnerSys	91,267
884	Generac Holdings, Inc. (a)	90,363
45,349	GrafTech International Ltd.	213,594
2,036	Regal Rexnord Corp.	265,006
		1,004,783

	Electronic Equipment, Instruments & Components — 1.9%
1,949	Advanced Energy Industries, Inc.	168,588
3,825	Arrow Electronics, Inc. (a)	437,695
10,564	Avnet, Inc.	435,871
5,016	Coherent Corp. (a)	171,246
16,029	Corning, Inc.	532,483
3,307	ePlus, Inc. (a)	143,987
668	Insight Enterprises, Inc. (a)	80,795
2,167	Jabil, Inc.	169,351
3,697	Methode Electronics, Inc.	151,540
1,076	OSI Systems, Inc. (a)	121,545
554	Plexus Corp. (a)	48,458
330	Rogers Corp. (a)	53,114
4,698	Sanmina Corp. (a)	245,517
3,947	TD SYNNEX Corp.	351,441
3,596	Trimble, Inc. (a)	169,372
20,422	TTM Technologies, Inc. (a)	241,184
12,179	Vishay Intertechnology, Inc.	259,291
6,987	Vontier Corp.	189,557
		3,971,035

	Energy Equipment & Services — 0.2%
11,279	Archrock, Inc.	116,061
5,160	NOV, Inc.	86,430
22,557	ProPetro Holding Corp. (a)	156,546
15,017	Transocean Ltd. (a)	88,600
		447,637

	Entertainment — 0.3%
1,565	Electronic Arts, Inc.	199,193
1,636	Netflix, Inc. (a)	539,766
		738,959

	Financial Services — 2.7%
2,834	Compass Diversified Holdings	54,016
60,423	Corebridge Financial, Inc.	1,018,732
11,923	Essent Group Ltd.	506,370
4,806	EVERTEC, Inc.	166,720

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Financial Services (Continued)
1,837	FleetCor Technologies, Inc. (a)	$392,971
3,679	Global Payments, Inc.	414,660
12,765	Jackson Financial, Inc., Class A	459,668
8,464	Merchants Bancorp	196,365
35,584	MGIC Investment Corp.	529,134
6,724	Mr. Cooper Group, Inc. (a)	311,321
12,338	NMI Holdings, Inc., Class A (a)	288,709
4,622	PennyMac Financial Services, Inc.	288,829
21,608	Radian Group, Inc.	524,426
2,894	Walker & Dunlop, Inc.	194,795
34,263	Western Union (The) Co.	374,494
		5,721,210

	Food Products — 3.4%
12,151	Archer-Daniels-Midland Co.	948,750
10,133	Bunge Ltd.	948,449
7,043	Campbell Soup Co.	382,435
5,019	Conagra Brands, Inc.	190,521
9,150	Fresh Del Monte Produce, Inc.	262,696
4,531	General Mills, Inc.	401,583
3,152	Hain Celestial Group (The), Inc. (a)	56,515
9,709	Hormel Foods Corp.	392,632
2,816	Ingredion, Inc.	298,975
3,593	J.M. Smucker (The) Co.	554,795
2,815	Kellogg Co.	196,403
14,624	Kraft Heinz (The) Co.	574,284
5,314	Post Holdings, Inc. (a)	480,864
127	Seaboard Corp.	500,516
16,318	Tyson Foods, Inc., Class A	1,019,712
		7,209,130

	Gas Utilities — 0.7%
6,892	Atmos Energy Corp.	786,653
3,410	Northwest Natural Holding Co.	160,134
2,411	ONE Gas, Inc.	185,526
4,085	Spire, Inc.	276,677
5,496	UGI Corp.	186,204
		1,595,194

	Ground Transportation — 2.1%
2,384	ArcBest Corp.	225,049
17,305	Heartland Express, Inc.	250,576
29,315	Hertz Global Holdings, Inc. (a)	488,974
3,223	J.B. Hunt Transport Services, Inc.	564,960
8,440	Knight-Swift Transportation Holdings, Inc.	475,341
2,752	RXO, Inc. (a)	49,784
5,351	Ryder System, Inc.	423,585
8,239	Schneider National, Inc., Class B	215,614
16,228	U-Haul Holding Co. (b)	990,882
4,845	Werner Enterprises, Inc.	218,849

Shares	Description	Value

	Common Stocks (Continued)
	Ground Transportation (Continued)
11,976	XPO, Inc. (a)	$529,100
		4,432,714

	Health Care Equipment & Supplies — 0.9%
5,453	Avanos Medical, Inc. (a)	161,082
1,786	Enovis Corp. (a)	104,035
2,337	Envista Holdings Corp. (a)	89,951
4,797	Hologic, Inc. (a)	412,590
697	Integer Holdings Corp. (a)	57,398
1,664	Integra LifeSciences Holdings Corp. (a)	92,052
4,802	Medtronic PLC	436,742
5,360	QuidelOrtho Corp. (a)	482,132
		1,835,982

	Health Care Providers & Services — 2.9%
735	Amedisys, Inc. (a)	59,020
6,126	Centene Corp. (a)	422,265
3,788	Cigna Group (The)	959,463
7,610	CVS Health Corp.	557,889
1,178	DaVita, Inc. (a)	106,444
843	Elevance Health, Inc.	395,072
1,765	Encompass Health Corp.	113,225
1,171	Henry Schein, Inc. (a)	94,628
388	Humana, Inc.	205,830
3,375	Laboratory Corp. of America Holdings	765,146
704	Molina Healthcare, Inc. (a)	209,715
11,147	Owens & Minor, Inc. (a)	173,224
4,116	Patterson Cos., Inc.	111,585
7,391	Pediatrix Medical Group, Inc. (a)	105,913
11,802	Premier, Inc., Class A	393,361
3,997	Quest Diagnostics, Inc.	554,824
3,695	Select Medical Holdings Corp.	112,697
1,607	Tenet Healthcare Corp. (a)	117,825
398	UnitedHealth Group, Inc.	195,852
3,005	Universal Health Services, Inc., Class B	451,802
		6,105,780

	Health Care REITs — 0.6%
4,941	Healthcare Realty Trust, Inc.	97,733
58,094	Medical Properties Trust, Inc.	509,484
1,048	National Health Investors, Inc.	52,159
12,794	Physicians Realty Trust	184,490
4,701	Sabra Health Care REIT, Inc.	53,591
8,932	Ventas, Inc.	429,183
		1,326,640

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology — 0.1%
12,427	Veradigm, Inc. (a)	$155,213

	Hotel & Resort REITs — 0.1%
22,290	Park Hotels & Resorts, Inc.	268,594

	Hotels, Restaurants & Leisure — 0.2%
476	Cracker Barrel Old Country Store, Inc.	50,532
12,881	Penn Entertainment, Inc. (a)	383,725
		434,257

	Household Durables — 4.5%
347	Cavco Industries, Inc. (a)	104,176
4,311	Century Communities, Inc.	290,303
9,909	D.R. Horton, Inc.	1,088,206
3,837	Garmin Ltd.	376,678
7,858	Green Brick Partners, Inc. (a)	292,868
1,704	Helen of Troy Ltd. (a)	170,979
6,857	KB Home	300,474
9,474	La-Z-Boy, Inc.	272,188
8,988	Leggett & Platt, Inc.	290,402
9,210	Lennar Corp., Class A	1,038,980
1,933	LGI Homes, Inc. (a)	229,641
7,087	M.D.C. Holdings, Inc.	290,354
4,366	M/I Homes, Inc. (a)	295,316
4,090	Meritage Homes Corp.	523,725
2,859	Mohawk Industries, Inc. (a)	302,768
15,355	Newell Brands, Inc.	186,563
139	NVR, Inc. (a)	811,760
16,609	PulteGroup, Inc.	1,115,294
12,481	Taylor Morrison Home Corp. (a)	537,806
7,955	Toll Brothers, Inc.	508,404
1,376	TopBuild Corp. (a)	310,261
10,880	Tri Pointe Homes, Inc. (a)	312,039
		9,649,185

	Household Products — 0.3%
4,151	Central Garden & Pet Co., Class A (a)	146,655
1,405	Kimberly-Clark Corp.	203,570
1,267	Procter & Gamble (The) Co.	198,133
304	WD-40 Co.	57,882
		606,240

	Industrial Conglomerates — 0.4%
7,367	3M Co.	782,523

	Industrial REITs — 0.2%
15,731	LXP Industrial Trust	147,871
5,648	STAG Industrial, Inc.	191,298
		339,169

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 4.3%
12,003	Aflac, Inc.	$838,410
13,087	American Equity Investment Life Holding Co.	504,373
786	American Financial Group, Inc.	96,466
19,221	American International Group, Inc.	1,019,482
5,705	Arch Capital Group Ltd. (a)	428,274
796	Assurant, Inc.	98,012
1,900	Assured Guaranty Ltd.	102,353
1,752	Axis Capital Holdings Ltd.	99,058
2,165	Brighthouse Financial, Inc. (a)	95,693
3,283	Brown & Brown, Inc.	211,392
2,912	Chubb Ltd.	586,943
7,309	CNO Financial Group, Inc.	164,014
2,644	Employers Holdings, Inc.	104,676
526	Everest Re Group Ltd.	198,828
8,203	Fidelity National Financial, Inc.	291,124
3,431	First American Financial Corp.	197,660
54,881	Genworth Financial, Inc., Class A (a)	318,859
868	Globe Life, Inc.	94,195
11,112	Hartford Financial Services Group (The), Inc.	788,841
9,746	Loews Corp.	561,077
11,474	Old Republic International Corp.	289,948
10,420	Principal Financial Group, Inc.	778,270
726	Safety Insurance Group, Inc.	53,063
6,828	Stewart Information Services Corp.	284,386
3,299	Travelers (The) Cos., Inc.	597,581
9,657	Unum Group	407,525
		9,210,503

	Interactive Media & Services — 0.6%
3,732	Alphabet, Inc., Class A (a)	400,593
8,682	Cargurus, Inc. (a)	142,732
1,826	Meta Platforms, Inc., Class A (a)	438,824
745	Shutterstock, Inc.	49,915
1,761	Yelp, Inc. (a)	52,689
1,224	Ziff Davis, Inc. (a)	89,524
		1,174,277

	IT Services — 1.0%
660	Accenture PLC, Class A	184,992
7,222	Akamai Technologies, Inc. (a)	591,987
12,709	Cognizant Technology Solutions Corp., Class A	758,854
18,683	DXC Technology Co. (a)	445,590
7,466	Kyndryl Holdings, Inc. (a)	107,958
		2,089,381

	Leisure Products — 0.5%
4,659	Brunswick Corp.	395,037

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
3,557	Hasbro, Inc.	$210,645
3,904	Malibu Boats, Inc., Class A (a)	221,552
5,188	Mattel, Inc. (a)	93,384
9,942	Vista Outdoor, Inc. (a)	239,602
		1,160,220

	Life Sciences Tools & Services — 0.5%
1,919	Charles River Laboratories International, Inc. (a)	364,840
1,415	PerkinElmer, Inc.	184,643
10,725	Syneos Health, Inc. (a)	421,064
544	West Pharmaceutical Services, Inc.	196,515
		1,167,062

	Machinery — 2.9%
2,119	AGCO Corp.	262,629
294	Alamo Group, Inc.	51,959
1,683	Crane NXT Co.	79,707
2,367	Cummins, Inc.	556,340
2,548	Dover Corp.	372,416
2,121	EnPro Industries, Inc.	199,947
2,809	Flowserve Corp.	93,792
2,766	Fortive Corp.	174,507
3,995	Kennametal, Inc.	103,710
652	Middleby (The) Corp. (a)	91,854
6,499	Mueller Industries, Inc.	466,953
3,879	Mueller Water Products, Inc., Class A	51,978
10,579	PACCAR, Inc.	790,145
561	Parker-Hannifin Corp.	182,258
2,376	Shyft Group (The), Inc.	59,590
3,137	Snap-on, Inc.	813,769
12,013	Stanley Black & Decker, Inc.	1,037,202
1,608	Tennant Co.	122,883
3,507	Timken (The) Co.	269,513
3,831	Westinghouse Air Brake Technologies Corp.	374,174
		6,155,326

	Marine Transportation — 0.2%
2,740	Kirby Corp. (a)	196,842
4,617	Matson, Inc.	314,094
		510,936

	Media — 2.3%
15,807	Altice USA, Inc., Class A (a)	55,325
408	Cable One, Inc.	309,431
1,582	Charter Communications, Inc., Class A (a)	583,283
14,917	Comcast Corp., Class A	617,116
51,183	DISH Network Corp., Class A (a)	384,384

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
22,743	Fox Corp., Class A	$756,432
10,398	Interpublic Group of (The) Cos., Inc.	371,521
11,060	News Corp., Class A	194,767
2,213	Nexstar Media Group, Inc.	383,845
1,998	Omnicom Group, Inc.	180,959
34,710	Paramount Global, Class B	809,784
6,441	Scholastic Corp.	247,785
		4,894,632

	Metals & Mining — 0.8%
1,765	Alpha Metallurgical Resources, Inc.	258,678
26,052	Cleveland-Cliffs, Inc. (a)	400,680
7,573	Ryerson Holding Corp.	286,032
18,296	United States Steel Corp.	418,612
7,505	Warrior Met Coal, Inc.	259,448
1,704	Worthington Industries, Inc.	101,201
		1,724,651

	Mortgage Real Estate Investment Trusts — 0.9%
19,182	Arbor Realty Trust, Inc. (b)	220,017
10,702	Blackstone Mortgage Trust, Inc., Class A	195,204
13,922	Claros Mortgage Trust, Inc.	166,507
29,153	Ladder Capital Corp.	272,581
27,090	Ready Capital Corp.	290,676
59,692	Rithm Capital Corp.	487,087
21,595	Starwood Property Trust, Inc.	386,335
		2,018,407

	Multi-Utilities — 2.5%
6,546	Ameren Corp.	582,398
3,821	Avista Corp.	168,391
4,540	Black Hills Corp.	296,417
26,286	CenterPoint Energy, Inc.	800,934
6,308	CMS Energy Corp.	392,736
8,095	Consolidated Edison, Inc.	797,115
6,926	Dominion Energy, Inc.	395,752
5,162	DTE Energy Co.	580,260
2,803	NorthWestern Corp.	164,312
3,019	Public Service Enterprise Group, Inc.	190,801
3,741	Sempra Energy	581,688
4,085	WEC Energy Group, Inc.	392,854
		5,343,658

	Office REITs — 1.6%
4,503	Alexandria Real Estate Equities, Inc.	559,183
7,059	Boston Properties, Inc.	376,668
17,868	Cousins Properties, Inc.	389,701

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Office REITs (Continued)
13,153	Douglas Emmett, Inc.	$169,411
8,020	Easterly Government Properties, Inc.	112,841
2,610	Equity Commonwealth	54,079
11,881	Highwoods Properties, Inc.	272,313
33,144	Hudson Pacific Properties, Inc.	184,281
14,635	JBG SMITH Properties	208,841
11,791	Kilroy Realty Corp.	344,769
48,334	Paramount Group, Inc.	209,286
37,740	Piedmont Office Realty Trust, Inc., Class A	245,687
4,686	SL Green Realty Corp. (b)	110,918
6,214	Vornado Realty Trust	93,272
		3,331,250

	Oil, Gas & Consumable Fuels — 4.9%
2,096	Arch Resources, Inc.	256,236
7,155	California Resources Corp.	289,778
8,239	Callon Petroleum Co. (a)	273,040
6,280	Chesapeake Energy Corp.	519,230
3,548	Chord Energy Corp.	504,987
9,604	Delek US Holdings, Inc.	208,887
7,738	DT Midstream, Inc.	381,251
3,444	Gulfport Energy Corp. (a)	311,544
9,870	HF Sinclair Corp.	435,366
40,400	Marathon Oil Corp.	976,064
7,179	Marathon Petroleum Corp.	875,838
26,829	Ovintiv, Inc.	967,990
7,548	Par Pacific Holdings, Inc. (a)	176,850
11,014	PBF Energy, Inc., Class A	383,948
7,441	PDC Energy, Inc.	484,037
18,654	Peabody Energy Corp. (a)	448,069
9,548	Phillips 66	945,252
16,958	SM Energy Co.	476,181
95,507	Southwestern Energy Co. (a)	495,681
6,934	Valero Energy Corp.	795,122
8,626	World Fuel Services Corp.	203,919
		10,409,270

	Paper & Forest Products — 0.3%
8,809	Louisiana-Pacific Corp.	526,250
2,382	Sylvamo Corp.	109,143
		635,393

	Passenger Airlines — 0.6%
2,276	Alaska Air Group, Inc. (a)	98,915
587	Allegiant Travel Co. (a)	60,995
15,137	JetBlue Airways Corp. (a)	108,078
11,899	Southwest Airlines Co.	360,421
12,780	United Airlines Holdings, Inc. (a)	559,764
		1,188,173

Shares	Description	Value

	Common Stocks (Continued)
	Personal Care Products — 0.2%
2,598	Edgewell Personal Care Co.	$113,455
10,073	Herbalife Ltd. (a)	149,685
1,564	Medifast, Inc.	143,340
2,803	Nu Skin Enterprises, Inc., Class A	110,606
		517,086

	Pharmaceuticals — 0.8%
1,453	Catalent, Inc. (a)	72,825
30,481	Elanco Animal Health, Inc. (a)	288,655
12,181	Organon & Co.	300,018
1,759	Prestige Consumer Healthcare, Inc. (a)	108,231
1,492	Supernus Pharmaceuticals, Inc. (a)	54,995
100,621	Viatris, Inc.	938,794
		1,763,518

	Professional Services — 1.4%
3,466	ASGN, Inc. (a)	248,131
644	CACI International, Inc., Class A (a)	201,778
2,357	Concentrix Corp.	227,474
8,135	Dun & Bradstreet Holdings, Inc.	90,868
7,894	First Advantage Corp. (a)	101,517
493	ICF International, Inc.	56,202
3,295	Jacobs Solutions, Inc.	380,441
855	Kforce, Inc.	50,565
4,206	Leidos Holdings, Inc.	392,251
3,472	ManpowerGroup, Inc.	262,865
2,371	Robert Half International, Inc.	173,083
10,015	SS&C Technologies Holdings, Inc.	586,278
2,369	TriNet Group, Inc. (a)	219,796
2,960	TTEC Holdings, Inc.	100,847
		3,092,096

	Real Estate Management & Development — 0.6%
7,767	CBRE Group, Inc., Class A (a)	595,418
2,625	Jones Lang LaSalle, Inc. (a)	364,980
5,050	Marcus & Millichap, Inc.	158,924
31,130	Newmark Group, Inc., Class A	197,364
		1,316,686

	Residential REITs — 0.7%
10,668	Apartment Income REIT Corp.	394,503
3,365	AvalonBay Communities, Inc.	606,945
6,453	Equity Residential	408,152
		1,409,600

	Retail REITs — 0.2%
3,876	Acadia Realty Trust	52,365
6,931	InvenTrust Properties Corp.	156,294
9,652	Kimco Realty Corp.	185,222

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Retail REITs (Continued)
3,590	Urban Edge Properties	$52,665
		446,546

	Semiconductors & Semiconductor Equipment — 2.0%
18,353	Amkor Technology, Inc.	410,557
2,870	Cohu, Inc. (a)	97,121
29,629	Intel Corp.	920,277
12,834	Micron Technology, Inc.	825,996
3,233	MKS Instruments, Inc.	271,152
1,880	Qorvo, Inc. (a)	173,110
4,432	QUALCOMM, Inc.	517,657
2,239	Semtech Corp. (a)	43,638
6,564	Skyworks Solutions, Inc.	695,128
1,719	Synaptics, Inc. (a)	152,235
1,753	Teradyne, Inc.	160,189
1,630	Ultra Clean Holdings, Inc. (a)	46,520
		4,313,580

	Software — 0.3%
2,003	ACI Worldwide, Inc. (a)	50,736
3,232	Consensus Cloud Solutions, Inc. (a)	120,651
8,916	Digital Turbine, Inc. (a)	104,585
742	InterDigital, Inc.	50,263
8,098	NCR Corp. (a)	180,504
428	Roper Technologies, Inc.	194,646
		701,385

	Specialized REITs — 0.6%
1,918	Digital Realty Trust, Inc.	190,170
3,859	PotlatchDeltic Corp.	178,401
32,126	Weyerhaeuser Co.	960,889
		1,329,460

	Specialty Retail — 3.0%
1,570	Advance Auto Parts, Inc.	197,082
12,068	American Eagle Outfitters, Inc.	161,590
2,274	Asbury Automotive Group, Inc. (a)	439,928
2,843	AutoNation, Inc. (a)	374,423
7,832	Bath & Body Works, Inc.	274,903
7,226	Best Buy Co., Inc.	538,481
1,486	CarMax, Inc. (a)	104,065
9,625	Foot Locker, Inc.	404,154
1,217	Group 1 Automotive, Inc.	273,192
11,326	Guess?, Inc.	213,495
2,086	Lithia Motors, Inc.	460,777
1,936	Lowe’s Cos., Inc.	402,359
5,849	National Vision Holdings, Inc. (a)	123,063
4,900	ODP (The) Corp. (a)	211,729
2,693	Penske Automotive Group, Inc.	373,196
2,055	Revolve Group, Inc. (a)	42,436
785	RH (a)	200,277

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
7,073	Sally Beauty Holdings, Inc. (a)	$100,649
4,911	Signet Jewelers Ltd.	361,351
995	Sonic Automotive, Inc., Class A	44,297
802	Tractor Supply Co.	191,197
7,951	Urban Outfitters, Inc. (a)	215,154
8,390	Victoria’s Secret & Co. (a)	260,174
3,141	Williams-Sonoma, Inc.	380,187
		6,348,159

	Technology Hardware, Storage & Peripherals — 1.1%
2,375	Dell Technologies, Inc., Class C	103,289
60,764	Hewlett Packard Enterprise Co.	870,140
13,192	HP, Inc.	391,934
8,857	NetApp, Inc.	557,017
10,279	Western Digital Corp. (a)	354,009
3,511	Xerox Holdings Corp.	55,017
		2,331,406

	Textiles, Apparel & Luxury Goods — 0.7%
1,532	Carter’s, Inc.	106,888
6,046	Levi Strauss & Co., Class A	87,425
3,214	PVH Corp.	275,793
1,637	Ralph Lauren Corp.	187,911
4,020	Skechers U.S.A., Inc., Class A (a)	213,824
3,061	Steven Madden Ltd.	107,258
30,192	Under Armour, Inc., Class A (a)	267,803
8,337	VF Corp.	196,003
		1,442,905

	Tobacco — 0.1%
4,167	Universal Corp.	228,727

	Trading Companies & Distributors — 0.9%
9,704	Air Lease Corp.	390,295
4,356	Boise Cascade Co.	297,558
1,736	GATX Corp.	197,748
3,411	MSC Industrial Direct Co., Inc., Class A	309,480
19,767	NOW, Inc. (a)	210,914
5,045	Rush Enterprises, Inc., Class A	267,940
697	SiteOne Landscape Supply, Inc. (a)	102,975
1,631	Veritiv Corp.	187,353
		1,964,263

	Water Utilities — 0.0%
929	California Water Service Group	52,098

	Wireless Telecommunication Services — 0.3%
26,213	Telephone and Data Systems, Inc.	262,130
1,301	T-Mobile US, Inc. (a)	187,214

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services (Continued)
13,290	United States Cellular Corp. (a)	$282,279
		731,623
	Total Common Stocks — 99.8%	213,315,897
	(Cost $220,337,699)

	Money Market Funds — 0.7%
1,156,394	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.67% (d) (e)	1,156,394
343,982	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (d)	343,982
	Total Money Market Funds — 0.7%	1,500,376
	(Cost $1,500,376)

Principal Value	Description	Value

	Repurchase Agreements — 0.1%
$200,905	BNP Paribas S.A., 4.70% (d), dated 04/28/23, due 05/01/23, with a maturity value of $200,984. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 2.25%, due 01/15/25 to 08/15/27. The value of the collateral including accrued interest is $205,375. (e)	200,905
	(Cost $200,905)

	Total Investments — 100.6%	215,017,178
	(Cost $222,038,980)
	Net Other Assets and Liabilities — (0.6)%	(1,365,702)
	Net Assets — 100.0%	$213,651,476

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $1,138,282 and the total value of the collateral held by the Fund is $1,357,299.
(c)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (August 1, 2022 to April 30, 2023), the Fund received 115 PIK shares of Summit Materials, Inc.
(d)	Rate shown reflects yield as of April 30, 2023.
(e)	This security serves as collateral for securities on loan.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$213,315,897	$213,315,897	$—	$—
Money Market Funds	1,500,376	1,500,376	—	—
Repurchase Agreements	200,905	—	200,905	—
Total Investments	$215,017,178	$214,816,273	$200,905	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.8%
939	AeroVironment, Inc. (a)	$94,548
3,361	Axon Enterprise, Inc. (a)	708,196
3,558	Boeing (The) Co. (a)	735,723
3,549	BWX Technologies, Inc.	229,194
1,269	Curtiss-Wright Corp.	215,514
2,581	HEICO Corp.	435,260
4,370	Hexcel Corp.	314,990
17,837	Howmet Aerospace, Inc.	790,001
21,297	Rocket Lab USA, Inc. (a)	83,484
8,638	Spirit AeroSystems Holdings, Inc., Class A	257,067
1,025	TransDigm Group, Inc.	784,125
		4,648,102

	Air Freight & Logistics — 0.3%
1,597	Forward Air Corp.	168,499
2,276	United Parcel Service, Inc., Class B	409,248
		577,747

	Automobile Components — 0.6%
3,072	Fox Factory Holding Corp. (a)	340,593
9,332	Modine Manufacturing Co. (a)	195,132
2,377	Visteon Corp. (a)	333,707
1,864	XPEL, Inc. (a) (b)	136,184
		1,005,616

	Automobiles — 0.2%
1,964	Harley-Davidson, Inc.	72,864
1,457	Tesla, Inc. (a)	239,400
		312,264

	Banks — 0.1%
508	BancFirst Corp.	40,584
464	City Holding Co.	42,312
2,736	S&T Bancorp, Inc.	75,322
765	Stock Yards Bancorp, Inc.	37,179
1,015	TriCo Bancshares	36,347
		231,744

	Beverages — 1.0%
1,605	Celsius Holdings, Inc. (a)	153,390
2,373	Coca-Cola (The) Co.	152,228
2,655	Duckhorn Portfolio (The), Inc. (a)	40,090
890	MGP Ingredients, Inc.	87,825
11,195	Monster Beverage Corp. (a)	626,920
4,243	National Beverage Corp. (a)	210,877
1,658	PepsiCo, Inc.	316,496
		1,587,826

	Biotechnology — 3.2%
923	AbbVie, Inc.	139,484
4,572	ACADIA Pharmaceuticals, Inc. (a)	97,521
5,290	Alkermes PLC (a)	151,029
1,131	Apellis Pharmaceuticals, Inc. (a)	94,359
10,379	Bridgebio Pharma, Inc. (a)	150,703

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
10,379	Catalyst Pharmaceuticals, Inc. (a)	$165,234
1,823	Chinook Therapeutics, Inc. (a)	36,478
5,569	Deciphera Pharmaceuticals, Inc. (a)	79,135
12,908	Dynavax Technologies Corp. (a)	134,372
4,399	Exact Sciences Corp. (a)	281,844
7,684	Exelixis, Inc. (a)	140,617
6,786	FibroGen, Inc. (a)	116,176
5,322	Gilead Sciences, Inc.	437,522
1,424	Kymera Therapeutics, Inc. (a)	44,913
20,986	MannKind Corp. (a)	80,796
958	Moderna, Inc. (a)	127,309
4,572	Morphic Holding, Inc. (a)	216,073
5,372	Natera, Inc. (a)	272,468
2,779	Prometheus Biosciences, Inc. (a)	538,987
2,614	PTC Therapeutics, Inc. (a)	144,136
6,328	Recursion Pharmaceuticals, Inc., Class A (a)	30,185
368	Regeneron Pharmaceuticals, Inc. (a)	295,059
2,366	Rhythm Pharmaceuticals, Inc. (a)	47,722
10,104	Roivant Sciences Ltd. (a)	86,389
2,051	Sage Therapeutics, Inc. (a)	100,191
1,623	Sarepta Therapeutics, Inc. (a)	199,256
8,419	TG Therapeutics, Inc. (a)	209,044
1,877	Travere Therapeutics, Inc. (a)	40,487
5,678	Veracyte, Inc. (a)	128,550
2,934	Vericel Corp. (a)	92,450
960	Vertex Pharmaceuticals, Inc. (a)	327,101
6,409	Vir Biotechnology, Inc. (a)	161,186
1,659	Viridian Therapeutics, Inc. (a)	46,502
1,513	Xencor, Inc. (a)	40,004
		5,253,282

	Broadline Retail — 0.1%
727	Dillard’s, Inc., Class A	216,930

	Building Products — 1.9%
3,856	AAON, Inc.	377,888
1,397	Allegion PLC	154,341
9,503	AZEK (The) Co., Inc. (a)	257,911
4,200	Builders FirstSource, Inc. (a)	398,034
1,337	Carlisle Cos., Inc.	288,591
1,548	CSW Industrials, Inc.	208,469
5,376	Griffon Corp.	152,947
10,804	Hayward Holdings, Inc. (a)	130,080
17,453	Janus International Group, Inc. (a)	157,077
593	Lennox International, Inc.	167,173
3,000	Masco Corp.	160,530
4,108	Trane Technologies PLC	763,308
		3,216,349

	Capital Markets — 2.3%
1,047	Affiliated Managers Group, Inc.	151,166
1,973	Ameriprise Financial, Inc.	602,002
5,292	Ares Management Corp., Class A	463,526

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
6,840	AssetMark Financial Holdings, Inc. (a)	$209,851
355	FactSet Research Systems, Inc.	146,150
1,712	Hamilton Lane, Inc., Class A	126,140
3,613	Interactive Brokers Group, Inc., Class A	281,272
2,802	KKR & Co., Inc.	148,702
1,494	LPL Financial Holdings, Inc.	312,007
1,128	MarketAxess Holdings, Inc.	359,121
481	Moody’s Corp.	150,611
789	MSCI, Inc.	380,653
1,670	Northern Trust Corp.	130,527
1,192	PJT Partners, Inc., Class A	81,974
1,296	SEI Investments Co.	76,347
1,439	TPG, Inc.	41,688
1,887	Tradeweb Markets, Inc., Class A	132,864
		3,794,601

	Chemicals — 1.9%
1,537	Air Products and Chemicals, Inc.	452,431
1,997	Albemarle Corp.	370,364
726	Ashland, Inc.	73,769
12,309	Axalta Coating Systems Ltd. (a)	388,595
590	Balchem Corp.	77,526
3,892	Cabot Corp.	279,290
2,030	CF Industries Holdings, Inc.	145,307
7,472	Chemours (The) Co.	217,211
2,667	Ecolab, Inc.	447,629
2,406	Ingevity Corp. (a)	172,606
1,676	Innospec, Inc.	170,332
3,433	Livent Corp. (a)	75,011
8,245	Orion Engineered Carbons S.A.	199,612
855	RPM International, Inc.	70,136
		3,139,819

	Commercial Services & Supplies — 2.1%
3,829	ABM Industries, Inc.	163,039
3,220	Brink’s (The) Co.	202,377
902	Casella Waste Systems, Inc., Class A (a)	80,278
954	Cintas Corp.	434,805
2,615	Clean Harbors, Inc. (a)	379,593
10,049	Copart, Inc. (a)	794,373
9,841	Driven Brands Holdings, Inc. (a)	302,119
559	MSA Safety, Inc.	72,530
3,265	Republic Services, Inc.	472,184
3,922	Rollins, Inc.	165,705
508	Tetra Tech, Inc.	70,292
1,853	Waste Management, Inc.	307,691
		3,444,986

	Communications Equipment — 1.2%
4,502	Arista Networks, Inc. (a)	721,040

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment (Continued)
1,391	Calix, Inc. (a)	$63,569
6,626	CommScope Holding Co., Inc. (a)	32,666
3,760	Digi International, Inc. (a)	113,402
9,000	Extreme Networks, Inc. (a)	160,020
11,795	Harmonic, Inc. (a)	166,192
22,176	Infinera Corp. (a)	140,374
2,113	Motorola Solutions, Inc.	615,728
		2,012,991

	Construction & Engineering — 1.6%
1,769	AECOM	146,915
858	Ameresco, Inc., Class A (a)	35,693
16,586	API Group Corp. (a)	377,497
2,554	Comfort Systems USA, Inc.	381,798
1,352	Dycom Industries, Inc. (a)	125,222
2,293	EMCOR Group, Inc.	392,103
4,535	Quanta Services, Inc.	769,317
701	Valmont Industries, Inc.	203,683
4,772	WillScot Mobile Mini Holdings Corp. (a)	216,649
		2,648,877

	Construction Materials — 0.2%
2,033	Eagle Materials, Inc.	301,311

	Consumer Finance — 0.4%
3,909	FirstCash Holdings, Inc.	402,744
49,140	SoFi Technologies, Inc. (a)	306,142
		708,886

	Consumer Staples Distribution & Retail — 0.4%
1,034	Casey’s General Stores, Inc.	236,600
6,317	Chefs’ Warehouse (The), Inc. (a)	210,104
3,914	Sysco Corp.	300,360
		747,064

	Containers & Packaging — 0.3%
14,627	Graphic Packaging Holding Co.	360,702
1,177	Greif, Inc., Class A	73,904
		434,606

	Distributors — 0.4%
3,614	Genuine Parts Co.	608,272

	Diversified Consumer Services — 0.6%
10,314	ADT, Inc.	69,104
4,456	Adtalem Global Education, Inc. (a)	180,780
1,509	Duolingo, Inc. (a)	205,465
2,619	Grand Canyon Education, Inc. (a)	310,875
4,897	Mister Car Wash, Inc. (a)	43,192
2,168	Service Corp. International	152,172
		961,588

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified REITs — 0.0%
3,001	Essential Properties Realty Trust, Inc.	$74,275

	Diversified Telecommunication Services — 0.2%
1,350	Cogent Communications Holdings, Inc.	93,204
4,816	Iridium Communications, Inc.	305,672
		398,876

	Electric Utilities — 0.8%
5,625	Constellation Energy Corp.	435,375
1,630	MGE Energy, Inc.	124,874
2,976	Otter Tail Corp.	214,123
37,391	PG&E Corp. (a)	639,760
		1,414,132

	Electrical Equipment — 1.5%
3,038	AMETEK, Inc.	419,031
9,831	Array Technologies, Inc. (a)	201,044
2,654	Atkore, Inc. (a)	335,280
3,529	Eaton Corp. PLC	589,766
1,161	Encore Wire Corp.	181,499
8,498	Fluence Energy, Inc. (a)	153,474
14,810	FuelCell Energy, Inc. (a)	27,843
1,815	Hubbell, Inc.	488,816
3,775	Shoals Technologies Group, Inc., Class A (a)	78,860
7,444	Stem, Inc. (a) (c)	31,488
		2,507,101

	Electronic Equipment, Instruments & Components — 2.0%
7,399	Amphenol Corp., Class A	558,403
1,836	Badger Meter, Inc.	242,958
4,297	Belden, Inc.	338,990
4,349	CTS Corp.	170,524
911	Keysight Technologies, Inc. (a)	131,767
5,061	Knowles Corp. (a)	85,430
1,113	Littelfuse, Inc.	269,613
5,691	National Instruments Corp.	331,387
4,610	TE Connectivity Ltd.	564,126
1,351	Teledyne Technologies, Inc. (a)	559,854
		3,253,052

	Energy Equipment & Services — 2.2%
10,994	ChampionX Corp.	297,718
17,866	Diamond Offshore Drilling, Inc. (a)	205,280
11,716	Expro Group Holdings N.V. (a)	233,031
13,955	Halliburton Co.	457,026
27,791	Helix Energy Solutions Group, Inc. (a)	201,485
2,086	Helmerich & Payne, Inc.	69,172
9,885	Liberty Energy, Inc.	126,627
706	Nabors Industries Ltd. (a)	70,417

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
15,928	NexTier Oilfield Solutions, Inc. (a)	$128,698
12,747	Patterson-UTI Energy, Inc.	142,639
16,467	RPC, Inc.	121,691
15,392	Schlumberger Ltd.	759,595
4,880	Tidewater, Inc. (a)	219,746
3,439	Valaris Ltd. (a)	206,340
6,282	Weatherford International PLC (a)	406,006
		3,645,471

	Entertainment — 1.5%
8,425	AMC Entertainment Holdings, Inc., Class A (a) (c)	46,337
14,544	Cinemark Holdings, Inc. (a)	245,503
8,080	Liberty Media Corp.-Liberty Formula One, Class C (a)	583,295
4,319	Live Nation Entertainment, Inc. (a)	292,742
1,531	Madison Square Garden Sports Corp.	306,965
9,816	ROBLOX Corp., Class A (a)	349,450
8,042	Sphere Entertainment Co. (a)	226,302
2,235	Warner Music Group Corp., Class A	68,100
3,268	World Wrestling Entertainment, Inc., Class A	350,232
		2,468,926

	Financial Services — 2.0%
4,786	Apollo Global Management, Inc.	303,385
5,411	AvidXchange Holdings, Inc. (a)	40,204
1,615	Federal Agricultural Mortgage Corp., Class C	215,263
5,349	Fiserv, Inc. (a)	653,220
4,313	Flywire Corp. (a)	125,810
832	Mastercard, Inc., Class A	316,185
27,402	Payoneer Global, Inc. (a)	149,615
12,690	Remitly Global, Inc. (a)	213,192
4,919	Shift4 Payments, Inc., Class A (a)	333,361
8,402	Toast, Inc., Class A (a)	152,916
1,958	Visa, Inc., Class A	455,685
1,622	WEX, Inc. (a)	287,662
		3,246,498

	Food Products — 1.8%
3,533	Cal-Maine Foods, Inc.	167,817
1,277	Darling Ingredients, Inc. (a)	76,071
1,913	Freshpet, Inc. (a)	131,940
2,377	Hershey (The) Co.	649,064
5,089	Hostess Brands, Inc. (a)	131,093
854	J & J Snack Foods Corp.	130,833
7,231	Lamb Weston Holdings, Inc.	808,498
1,103	Lancaster Colony Corp.	230,659
3,750	Simply Good Foods (The) Co. (a)	136,387
10,317	Sovos Brands, Inc. (a)	176,937
3,832	Tootsie Roll Industries, Inc.	156,652

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
7,688	Utz Brands, Inc.	$145,380
		2,941,331

	Gas Utilities — 0.3%
989	Chesapeake Utilities Corp.	122,142
1,291	National Fuel Gas Co.	72,167
5,607	New Jersey Resources Corp.	289,545
		483,854

	Ground Transportation — 1.8%
1,914	Avis Budget Group, Inc. (a)	338,146
10,097	CSX Corp.	309,372
1,664	Landstar System, Inc.	292,914
8,214	Marten Transport Ltd.	165,841
2,217	Old Dominion Freight Line, Inc.	710,305
1,370	Saia, Inc. (a)	407,945
23,841	Uber Technologies, Inc. (a)	740,263
		2,964,786

	Health Care Equipment & Supplies — 3.0%
13,789	Alphatec Holdings, Inc. (a)	199,113
1,018	AtriCure, Inc. (a)	44,782
137	Atrion Corp.	84,296
774	Axonics, Inc. (a)	44,474
8,825	Boston Scientific Corp. (a)	459,959
2,602	Dexcom, Inc. (a)	315,727
3,060	Embecta Corp.	84,915
842	Glaukos Corp. (a)	40,003
2,703	Haemonetics Corp. (a)	226,268
605	IDEXX Laboratories, Inc. (a)	297,757
684	Inari Medical, Inc. (a)	45,431
319	Inspire Medical Systems, Inc. (a)	85,374
1,896	Insulet Corp. (a)	603,004
694	iRhythm Technologies, Inc. (a)	91,192
4,516	Lantheus Holdings, Inc. (a)	385,892
2,017	Merit Medical Systems, Inc. (a)	163,962
2,473	Paragon 28, Inc. (a)	45,553
803	Penumbra, Inc. (a)	228,148
344	Shockwave Medical, Inc. (a)	99,815
2,118	Stryker Corp.	634,659
2,840	TransMedics Group, Inc. (a)	224,644
6,831	Treace Medical Concepts, Inc. (a)	167,291
2,340	Zimmer Biomet Holdings, Inc.	323,950
		4,896,209

	Health Care Providers & Services — 2.2%
3,396	AdaptHealth Corp. (a)	40,344
1,186	Addus HomeCare Corp. (a)	96,944
5,384	Agiliti, Inc. (a)	90,020
9,419	agilon health, Inc. (a)	228,599
899	AMN Healthcare Services, Inc. (a)	77,629
8,008	Cardinal Health, Inc.	657,457
277	Chemed Corp.	152,696

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
904	CorVel Corp. (a)	$182,635
2,342	Ensign Group (The), Inc.	227,385
2,866	HCA Healthcare, Inc.	823,488
21,684	Hims & Hers Health, Inc. (a)	251,318
23,161	LifeStance Health Group, Inc. (a)	188,762
1,977	National Research Corp.	86,059
4,694	Option Care Health, Inc. (a)	150,912
4,586	Privia Health Group, Inc. (a)	126,711
2,679	Progyny, Inc. (a)	89,050
6,875	RadNet, Inc. (a)	190,162
		3,660,171

	Health Care REITs — 0.1%
2,156	CareTrust REIT, Inc.	42,020
1,201	LTC Properties, Inc.	40,174
2,053	Welltower, Inc.	162,639
		244,833

	Health Care Technology — 0.5%
7,137	Certara, Inc. (a)	172,501
3,902	Evolent Health, Inc., Class A (a)	142,072
2,424	NextGen Healthcare, Inc. (a)	40,578
3,922	Phreesia, Inc. (a)	124,092
3,268	Schrodinger, Inc. (a)	96,471
2,879	Teladoc Health, Inc. (a)	76,380
801	Veeva Systems, Inc., Class A (a)	143,443
		795,537

	Hotel & Resort REITs — 1.0%
9,609	Apple Hospitality REIT, Inc.	143,078
15,575	DiamondRock Hospitality Co.	126,313
26,776	Host Hotels & Resorts, Inc.	432,968
9,019	Pebblebrook Hotel Trust	128,340
11,946	RLJ Lodging Trust	120,655
3,324	Ryman Hospitality Properties, Inc.	298,030
21,597	Service Properties Trust	189,406
12,816	Sunstone Hotel Investors, Inc.	122,136
6,573	Xenia Hotels & Resorts, Inc.	83,214
		1,644,140

	Hotels, Restaurants & Leisure — 9.4%
3,549	Airbnb, Inc., Class A (a)	424,709
4,166	Aramark	144,560
8,386	Bloomin’ Brands, Inc.	207,721
285	Booking Holdings, Inc. (a)	765,598
12,690	Bowlero Corp. (a)	185,655
4,652	Boyd Gaming Corp.	322,849
5,661	Brinker International, Inc. (a)	225,987
4,583	Caesars Entertainment, Inc. (a)	207,564
36,734	Carnival Corp. (a)	338,320
4,910	Cheesecake Factory (The), Inc.	165,418
354	Chipotle Mexican Grill, Inc. (a)	731,937
636	Choice Hotels International, Inc.	81,103

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
1,160	Churchill Downs, Inc.	$339,335
4,871	Darden Restaurants, Inc.	740,051
4,677	Dave & Buster’s Entertainment, Inc. (a)	165,846
1,872	Dine Brands Global, Inc.	121,549
15,407	DraftKings, Inc., Class A (a)	337,567
2,720	Dutch Bros, Inc., Class A (a) (c)	84,728
7,384	Everi Holdings, Inc. (a)	112,237
8,392	Hilton Grand Vacations, Inc. (a)	359,178
4,292	Hilton Worldwide Holdings, Inc.	618,134
3,335	Hyatt Hotels Corp., Class A (a)	381,190
2,456	Jack in the Box, Inc.	227,647
10,524	Las Vegas Sands Corp. (a)	671,957
23,361	Life Time Group Holdings, Inc. (a)	485,675
2,483	Light & Wonder, Inc. (a)	149,700
4,552	Marriott International, Inc., Class A	770,836
1,106	Marriott Vacations Worldwide Corp.	148,823
1,081	McDonald’s Corp.	319,706
17,014	MGM Resorts International	764,269
1,708	Monarch Casino & Resort, Inc.	118,467
16,633	Norwegian Cruise Line Holdings Ltd. (a)	222,050
563	Papa John’s International, Inc.	42,107
1,920	Planet Fitness, Inc., Class A (a)	159,629
22,407	Playa Hotels & Resorts N.V. (a)	208,609
2,841	Red Rock Resorts, Inc., Class A	138,641
11,574	Royal Caribbean Cruises Ltd. (a)	757,287
9,839	Sabre Corp. (a)	39,356
4,865	SeaWorld Entertainment, Inc. (a)	261,056
3,101	Shake Shack, Inc., Class A (a)	169,966
4,741	Six Flags Entertainment Corp. (a)	115,064
4,240	Starbucks Corp.	484,590
13,096	Target Hospitality Corp. (a)	165,140
3,450	Texas Roadhouse, Inc.	381,639
5,707	Travel + Leisure Co.	218,407
319	Vail Resorts, Inc.	76,726
6,847	Wendy’s (The) Co.	151,319
2,031	Wingstop, Inc.	406,423
3,332	Wynn Resorts Ltd. (a)	380,781
3,343	Yum! Brands, Inc.	469,959
		15,567,065

	Household Durables — 0.5%
1,886	Installed Building Products, Inc.	234,373
2,859	Skyline Champion Corp. (a)	212,052
9,442	Tempur Sealy International, Inc.	353,792
		800,217

	Household Products — 0.1%
4,959	Energizer Holdings, Inc.	165,779

	Independent Power and Renewable Electricity Producers — 0.3%
6,112	AES (The) Corp.	144,610

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers (Continued)
2,702	Sunnova Energy International, Inc. (a)	$48,528
12,428	Vistra Corp.	296,532
		489,670

	Industrial Conglomerates — 0.1%
770	Honeywell International, Inc.	153,877

	Industrial REITs — 0.1%
2,621	Americold Realty Trust, Inc.	77,555
1,154	Terreno Realty Corp.	71,075
		148,630

	Insurance — 1.1%
959	Aon PLC, Class A	311,848
769	Arthur J. Gallagher & Co.	159,998
4,974	BRP Group, Inc., Class A (a)	125,295
322	Erie Indemnity Co., Class A	69,980
745	Kinsale Capital Group, Inc.	243,399
884	Marsh & McLennan Cos., Inc.	159,288
1,559	Palomar Holdings, Inc. (a)	78,355
1,489	RenaissanceRe Holdings Ltd.	320,746
1,122	RLI Corp.	156,014
2,364	W.R. Berkley Corp.	139,287
		1,764,210

	Interactive Media & Services — 0.4%
11,145	Cars.com, Inc. (a)	218,108
11,086	Pinterest, Inc., Class A (a)	254,978
6,376	TripAdvisor, Inc. (a)	113,046
5,398	ZipRecruiter, Inc., Class A (a)	91,442
		677,574

	IT Services — 1.3%
4,903	Cloudflare, Inc., Class A (a)	230,686
3,233	DigitalOcean Holdings, Inc. (a)	101,969
492	EPAM Systems, Inc. (a)	138,960
1,355	Gartner, Inc. (a)	409,833
3,890	GoDaddy, Inc., Class A (a)	294,395
1,297	MongoDB, Inc. (a)	311,228
2,594	Okta, Inc. (a)	177,767
1,192	Perficient, Inc. (a)	77,385
6,771	Squarespace, Inc., Class A (a)	210,578
696	VeriSign, Inc. (a)	154,373
		2,107,174

	Leisure Products — 0.5%
3,378	Acushnet Holdings Corp.	169,339
19,727	Peloton Interactive, Inc., Class A (a)	175,176
2,022	Polaris, Inc.	219,690
10,347	Topgolf Callaway Brands Corp. (a)	229,393
		793,598

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services — 1.2%
2,673	10X Genomics, Inc., Class A (a)	$140,145
9,744	Adaptive Biotechnologies Corp. (a)	69,572
1,064	Agilent Technologies, Inc.	144,098
2,838	Bruker Corp.	224,571
633	Illumina, Inc. (a)	130,119
740	IQVIA Holdings, Inc. (a)	139,290
1,190	Medpace Holdings, Inc. (a)	238,167
289	Mettler-Toledo International, Inc. (a)	431,043
162	OmniAb, Inc. - 12.5 Earnout Shares (a) (d) (e) (f) (g)	0
162	OmniAb, Inc. - 15 Earnout Shares (a) (d) (e) (f) (g)	0
10,935	Pacific Biosciences of California, Inc. (a)	115,911
524	Thermo Fisher Scientific, Inc.	290,768
		1,923,684

	Machinery — 5.0%
835	Albany International Corp., Class A	76,160
6,593	Allison Transmission Holdings, Inc.	321,672
2,642	Caterpillar, Inc.	578,070
1,464	Deere & Co.	553,421
4,565	Donaldson Co., Inc.	290,106
3,733	Energy Recovery, Inc. (a)	84,105
6,748	Enerpac Tool Group Corp.	160,333
6,312	Esab Corp.	368,368
1,803	ESCO Technologies, Inc.	168,707
3,968	Federal Signal Corp.	203,876
3,170	Franklin Electric Co., Inc.	283,620
2,043	Graco, Inc.	161,989
1,936	Helios Technologies, Inc.	116,431
3,621	Hillenbrand, Inc.	165,190
1,911	IDEX Corp.	394,278
2,483	Illinois Tool Works, Inc.	600,737
10,392	Ingersoll Rand, Inc.	592,552
2,592	ITT, Inc.	218,868
825	Kadant, Inc.	153,310
1,764	Lincoln Electric Holdings, Inc.	295,999
569	Lindsay Corp.	68,701
5,231	Otis Worldwide Corp.	446,204
1,282	RBC Bearings, Inc. (a)	291,027
1,406	Standex International Corp.	172,671
7,707	Terex Corp.	343,655
2,013	Toro (The) Co.	209,875
3,532	Trinity Industries, Inc.	84,591
8,748	Wabash National Corp.	224,561
1,772	Watts Water Technologies, Inc., Class A	286,586
2,887	Xylem, Inc.	299,786
		8,215,449

	Media — 0.0%
9,292	Magnite, Inc. (a)	87,345

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining — 2.2%
9,449	ATI, Inc. (a)	$364,920
7,625	Commercial Metals Co.	356,011
10,793	Freeport-McMoRan, Inc.	409,163
1,854	Materion Corp.	200,807
2,645	MP Materials Corp. (a)	57,317
4,893	Nucor Corp.	725,045
2,944	Reliance Steel & Aluminum Co.	729,523
575	Royal Gold, Inc.	76,153
6,685	Steel Dynamics, Inc.	694,906
		3,613,845

	Mortgage Real Estate Investment Trusts — 0.5%
14,795	AGNC Investment Corp.	146,619
7,804	Annaly Capital Management, Inc.	155,924
9,242	Apollo Commercial Real Estate Finance, Inc.	93,529
7,484	Chimera Investment Corp.	42,509
3,538	Franklin BSP Realty Trust, Inc.	44,685
17,347	MFA Financial, Inc.	185,439
12,714	New York Mortgage Trust, Inc.	130,700
		799,405

	Multi-Utilities — 0.1%
5,334	NiSource, Inc.	151,806

	Oil, Gas & Consumable Fuels — 6.3%
3,229	Antero Resources Corp. (a)	74,235
8,384	APA Corp.	308,950
4,796	Cheniere Energy, Inc.	733,788
2,706	Chevron Corp.	456,177
3,273	Civitas Resources, Inc.	226,001
7,904	CNX Resources Corp. (a)	122,749
7,974	Comstock Resources, Inc.	91,701
3,047	ConocoPhillips	313,506
2,953	CONSOL Energy, Inc.	175,231
17,992	Coterra Energy, Inc.	460,595
6,562	CVR Energy, Inc.	172,843
2,553	Denbury, Inc. (a)	238,399
2,908	Devon Energy Corp.	155,374
3,267	Diamondback Energy, Inc.	464,567
13,227	Earthstone Energy, Inc., Class A (a)	179,358
2,637	EOG Resources, Inc.	315,042
4,674	EQT Corp.	162,842
6,892	Exxon Mobil Corp.	815,599
4,086	Green Plains, Inc. (a)	139,619
5,711	Hess Corp.	828,438
5,161	International Seaways, Inc.	205,511
8,405	Kinder Morgan, Inc.	144,146
2,749	Kinetik Holdings, Inc.	84,669
50,114	Kosmos Energy Ltd. (a)	320,730
6,816	Magnolia Oil & Gas Corp., Class A	143,954
3,130	Matador Resources Co.	153,464
4,033	Murphy Oil Corp.	148,051
5,670	Northern Oil and Gas, Inc.	188,074

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
9,685	Occidental Petroleum Corp.	$595,918
9,516	ONEOK, Inc.	622,442
20,486	Permian Resources Corp.	214,079
721	Pioneer Natural Resources Co.	156,854
8,451	Range Resources Corp.	223,529
1,868	Sitio Royalties Corp., Class A	47,428
5,798	Talos Energy, Inc. (a)	79,027
8,288	Targa Resources Corp.	625,993
87	Texas Pacific Land Corp.	128,556
		10,517,439

	Passenger Airlines — 0.6%
20,222	American Airlines Group, Inc. (a)	275,828
21,643	Delta Air Lines, Inc. (a)	742,571
		1,018,399

	Personal Care Products — 0.8%
13,625	Beauty Health (The) Co. (a)	156,143
8,773	BellRing Brands, Inc. (a)	315,740
2,612	elf Beauty, Inc. (a)	242,289
1,227	Estee Lauder (The) Cos., Inc., Class A	302,725
2,621	Inter Parfums, Inc.	397,842
		1,414,739

	Pharmaceuticals — 1.0%
4,589	Amphastar Pharmaceuticals, Inc. (a)	164,149
2,933	Amylyx Pharmaceuticals, Inc. (a)	83,297
1,949	Corcept Therapeutics, Inc. (a)	43,911
1,473	DICE Therapeutics, Inc. (a)	47,872
1,377	Intra-Cellular Therapies, Inc. (a)	85,581
510	Jazz Pharmaceuticals PLC (a)	71,640
4,150	Merck & Co., Inc.	479,200
4,760	Pliant Therapeutics, Inc. (a)	134,470
1,893	Reata Pharmaceuticals, Inc., Class A (a)	187,142
6,678	Revance Therapeutics, Inc. (a)	212,561
884	Zoetis, Inc.	155,389
		1,665,212

	Professional Services — 1.1%
4,346	CBIZ, Inc. (a)	228,991
3,055	Ceridian HCM Holding, Inc. (a)	193,931
726	Equifax, Inc.	151,284
922	ExlService Holdings, Inc. (a)	164,466
2,676	Huron Consulting Group, Inc. (a)	226,898
2,454	Insperity, Inc.	300,517
2,709	KBR, Inc.	153,682
2,447	Korn Ferry	117,505
10,740	Planet Labs PBC (a)	43,819
10,170	Verra Mobility Corp. (a)	172,381
		1,753,474

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.3%
3,520	DigitalBridge Group, Inc.	$43,754
2,796	Howard Hughes (The) Corp. (a)	216,326
5,186	Kennedy-Wilson Holdings, Inc.	87,021
71,947	Opendoor Technologies, Inc. (a)	99,287
1,014	St. Joe (The) Co.	41,675
		488,063

	Residential REITs — 0.2%
11,189	Apartment Investment and Management Co., Class A	87,610
1,045	Sun Communities, Inc.	145,182
5,877	Veris Residential, Inc. (a)	96,089
		328,881

	Retail REITs — 0.3%
2,388	Getty Realty Corp.	79,592
7,129	Kite Realty Group Trust	147,713
2,324	Realty Income Corp.	146,040
3,437	SITE Centers Corp.	42,413
6,451	Tanger Factory Outlet Centers, Inc.	126,504
		542,262

	Semiconductors & Semiconductor Equipment — 6.3%
7,769	Allegro MicroSystems, Inc. (a)	277,897
3,832	Analog Devices, Inc.	689,300
6,153	Applied Materials, Inc.	695,474
2,798	Axcelis Technologies, Inc. (a)	331,003
942	Broadcom, Inc.	590,163
3,409	Cirrus Logic, Inc. (a)	292,458
3,216	Diodes, Inc. (a)	256,315
2,780	First Solar, Inc. (a)	507,572
1,587	Impinj, Inc. (a)	140,307
1,515	KLA Corp.	585,608
1,426	Lam Research Corp.	747,338
3,904	Lattice Semiconductor Corp. (a)	311,149
3,158	MACOM Technology Solutions Holdings, Inc. (a)	184,238
2,444	MaxLinear, Inc. (a)	58,974
9,021	Microchip Technology, Inc.	658,443
1,510	Monolithic Power Systems, Inc.	697,575
1,590	NVIDIA Corp.	441,209
4,053	NXP Semiconductors N.V.	663,638
9,181	ON Semiconductor Corp. (a)	660,665
3,394	Onto Innovation, Inc. (a)	274,846
5,073	PDF Solutions, Inc. (a)	182,882
881	Power Integrations, Inc.	64,119
7,274	Rambus, Inc. (a)	322,529
2,129	Silicon Laboratories, Inc. (a)	296,570
890	SiTime Corp. (a)	96,538
1,625	Texas Instruments, Inc.	271,700
1,442	Universal Display Corp.	192,449
		10,490,959

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software — 8.2%
785	Adobe, Inc. (a)	$296,385
2,086	Agilysys, Inc. (a)	162,791
3,334	Alkami Technology, Inc. (a)	39,975
2,386	Altair Engineering, Inc., Class A (a)	164,753
2,535	Alteryx, Inc., Class A (a)	104,265
1,327	ANSYS, Inc. (a)	416,572
1,017	Appfolio, Inc., Class A (a)	141,993
1,939	Appian Corp., Class A (a)	72,809
4,072	Asana, Inc., Class A (a)	65,885
1,452	Autodesk, Inc. (a)	282,835
3,469	Bentley Systems, Inc., Class B	147,641
2,483	Blackbaud, Inc. (a)	172,208
3,663	Braze, Inc., Class A (a)	107,692
3,597	Cadence Design Systems, Inc. (a)	753,392
8,313	CCC Intelligent Solutions Holdings, Inc. (a)	72,157
3,288	Clear Secure, Inc., Class A	79,537
744	CommVault Systems, Inc. (a)	43,353
1,072	Crowdstrike Holdings, Inc., Class A (a)	128,694
2,524	DocuSign, Inc. (a)	124,787
7,420	DoubleVerify Holdings, Inc. (a)	218,296
3,526	Dynatrace, Inc. (a)	149,079
1,271	Envestnet, Inc. (a)	80,556
3,652	Everbridge, Inc. (a)	95,975
860	Fair Isaac Corp. (a)	626,037
9,097	Fortinet, Inc. (a)	573,566
5,602	Freshworks, Inc., Class A (a)	74,843
1,818	Guidewire Software, Inc. (a)	138,513
1,441	HashiCorp, Inc., Class A (a)	38,633
1,410	HubSpot, Inc. (a)	593,539
4,797	Intapp, Inc. (a)	193,415
678	Intuit, Inc.	300,998
963	Manhattan Associates, Inc. (a)	159,550
4,974	MeridianLink, Inc. (a)	74,312
1,049	Microsoft Corp.	322,316
294	MicroStrategy, Inc., Class A (a) (c)	96,544
1,261	Model N, Inc. (a)	38,839
13,037	N-able, Inc. (a)	166,222
1,703	nCino, Inc. (a)	42,115
2,971	New Relic, Inc. (a)	212,337
2,869	Nutanix, Inc., Class A (a)	68,799
8,134	Oracle Corp.	770,452
4,920	PagerDuty, Inc. (a)	147,895
17,417	Palantir Technologies, Inc., Class A (a)	134,982
3,027	Palo Alto Networks, Inc. (a)	552,306
3,762	PowerSchool Holdings, Inc., Class A (a)	78,551
3,572	Procore Technologies, Inc. (a)	190,780
2,995	Progress Software Corp.	164,366
3,140	PROS Holdings, Inc. (a)	89,082
2,357	PTC, Inc. (a)	296,487
573	Qualys, Inc. (a)	64,715
1,874	Rapid7, Inc. (a)	91,095

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
10,908	Samsara, Inc., Class A (a)	$196,889
2,580	SentinelOne, Inc., Class A (a)	41,461
650	ServiceNow, Inc. (a)	298,623
4,680	Smartsheet, Inc., Class A (a)	191,272
4,605	Splunk, Inc. (a)	397,135
16,598	Sprinklr, Inc., Class A (a)	198,512
693	Sprout Social, Inc., Class A (a)	34,137
1,469	SPS Commerce, Inc. (a)	216,384
1,565	Synopsys, Inc. (a)	581,116
4,709	Tenable Holdings, Inc. (a)	174,186
415	Tyler Technologies, Inc. (a)	157,297
8,493	UiPath, Inc., Class A (a)	119,581
1,623	Varonis Systems, Inc. (a)	37,589
2,138	Workday, Inc., Class A (a)	397,967
1,456	Workiva, Inc. (a)	136,019
15,890	Zeta Global Holdings Corp., Class A (a)	154,292
		13,555,379

	Specialized REITs — 1.1%
1,613	CubeSmart	73,375
2,258	EPR Properties	94,746
419	Equinix, Inc.	303,389
1,571	Four Corners Property Trust, Inc.	40,076
2,827	Gaming and Leisure Properties, Inc.	147,004
8,345	Iron Mountain, Inc.	460,978
746	Lamar Advertising Co., Class A	78,837
1,707	Life Storage, Inc.	229,387
1,785	National Storage Affiliates Trust	68,812
2,601	Outfront Media, Inc.	43,333
2,242	Rayonier, Inc.	70,309
4,512	VICI Properties, Inc.	153,137
		1,763,383

	Specialty Retail — 3.7%
5,714	Academy Sports & Outdoors, Inc.	362,953
246	AutoZone, Inc. (a)	655,174
2,245	Boot Barn Holdings, Inc. (a)	162,695
2,411	Buckle (The), Inc.	80,841
2,992	Burlington Stores, Inc. (a)	576,887
3,990	Chewy, Inc., Class A (a)	123,730
2,102	Dick’s Sporting Goods, Inc.	304,811
1,448	Five Below, Inc. (a)	285,777
3,796	Floor & Decor Holdings, Inc., Class A (a)	377,095
499	Home Depot (The), Inc.	149,969
3,834	Leslie’s, Inc. (a)	41,599
3,481	Monro, Inc.	170,151
1,156	Murphy USA, Inc.	318,166
712	O’Reilly Automotive, Inc. (a)	653,125
2,848	Ross Stores, Inc.	303,967
7,716	TJX (The) Cos., Inc.	608,175
1,385	Ulta Beauty, Inc. (a)	763,731

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
6,403	Valvoline, Inc.	$221,224
		6,160,070

	Technology Hardware, Storage & Peripherals — 0.5%
1,833	Apple, Inc.	311,023
3,960	Avid Technology, Inc. (a)	116,860
3,499	Super Micro Computer, Inc. (a)	368,900
		796,783

	Textiles, Apparel & Luxury Goods — 1.3%
2,479	Columbia Sportswear Co.	207,096
2,949	Crocs, Inc. (a)	364,703
829	Deckers Outdoor Corp. (a)	397,373
4,445	Kontoor Brands, Inc.	200,780
3,600	NIKE, Inc., Class B	456,192
2,037	Oxford Industries, Inc.	210,198
8,649	Tapestry, Inc.	352,966
		2,189,308

	Tobacco — 0.2%
1,513	Philip Morris International, Inc.	151,255
10,544	Vector Group Ltd.	134,330
		285,585

	Trading Companies & Distributors — 2.8%
2,099	Applied Industrial Technologies, Inc.	284,750
5,069	Beacon Roofing Supply, Inc. (a)	305,052
12,912	Core & Main, Inc., Class A (a)	336,487
25,344	Custom Truck One Source, Inc. (a)	159,160
8,186	Fastenal Co.	440,734
7,693	FTAI Aviation Ltd.	218,866
3,716	GMS, Inc. (a)	215,751
2,863	H&E Equipment Services, Inc.	104,500
655	Herc Holdings, Inc.	65,513
1,357	McGrath RentCorp	120,610
2,359	Triton International Ltd.	195,019
1,910	United Rentals, Inc.	689,720
1,097	W.W. Grainger, Inc.	763,040
938	Watsco, Inc.	324,905
2,413	WESCO International, Inc.	347,472
		4,571,579

	Water Utilities — 0.0%
1,130	SJW Group	85,790

	Wireless Telecommunication Services — 0.0%
2,911	Gogo, Inc. (a)	39,036

Shares	Description	Value

	Total Common Stocks — 100.0%	$165,617,722
	(Cost $148,425,508)

	Money Market Funds — 0.1%
160,472	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.67% (h) (i)	160,472
69,438	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 4.71% (h)	69,438
	Total Money Market Funds — 0.1%	229,910
	(Cost $229,910)

Principal Value	Description	Value

	Repurchase Agreements — 0.0%
$27,880	BNP Paribas S.A., 4.70% (h), dated 04/28/23, due 05/01/23, with a maturity value of $27,890. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 2.25%, due 01/15/25 to 08/15/27. The value of the collateral including accrued interest is $28,500. (i)	27,880
	(Cost $27,880)

	Total Investments — 100.1%	165,875,512
	(Cost $148,683,298)
	Net Other Assets and Liabilities — (0.1)%	(250,659)
	Net Assets — 100.0%	$165,624,853

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $187,525 and the total value of the collateral held by the Fund is $188,352.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

(f)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(h)	Rate shown reflects yield as of April 30, 2023.
(i)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$1,923,684	$1,923,684	$—	$—	**
Other Industry Categories*	163,694,038	163,694,038	—	—
Money Market Funds	229,910	229,910	—	—
Repurchase Agreements	27,880	—	27,880	—
Total Investments	$165,875,512	$165,847,632	$27,880	$—	**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.

Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.
Level 3 investments values are based on unobservable and non-quantitative inputs.

Restricted Securities
As of April 30, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets

OmniAb, Inc. - 12.5 Earnout Shares	11/02/2022	162	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/2022	162	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.3%
5,384	Huntington Ingalls Industries, Inc.	$1,085,738
143,227	Leonardo DRS, Inc. (a)	2,155,566
		3,241,304

	Air Freight & Logistics — 0.5%
7,478	C.H. Robinson Worldwide, Inc.	754,306
7,363	GXO Logistics, Inc. (a)	391,196
		1,145,502

	Automobile Components — 1.1%
30,261	BorgWarner, Inc.	1,456,462
26,508	Gentex Corp.	731,356
5,328	Lear Corp.	680,172
		2,867,990

	Automobiles — 0.7%
23,325	Thor Industries, Inc.	1,843,142

	Banks — 13.2%
43,454	Bank OZK	1,552,177
8,802	BOK Financial Corp.	738,224
71,587	Cadence Bank	1,447,489
34,226	Comerica, Inc.	1,484,382
26,776	East West Bancorp, Inc.	1,384,051
96,084	F.N.B. Corp.	1,103,044
763	First Citizens BancShares, Inc., Class A	768,478
54,027	First Hawaiian, Inc.	1,032,456
24,885	First Interstate BancSystem, Inc., Class A	636,807
8,844	Glacier Bancorp, Inc.	293,886
40,827	Hancock Whitney Corp.	1,491,002
34,226	Home BancShares, Inc.	745,100
16,985	Independent Bank Corp.	951,160
123,295	New York Community Bancorp, Inc.	1,318,024
77,295	Old National Bancorp	1,036,526
26,943	Pinnacle Financial Partners, Inc.	1,461,119
25,886	Popular, Inc.	1,553,419
18,117	Prosperity Bancshares, Inc.	1,134,486
15,641	SouthState Corp.	1,078,916
48,204	Synovus Financial Corp.	1,484,683
25,747	UMB Financial Corp.	1,637,767
21,109	United Bankshares, Inc.	699,341
26,424	United Community Banks, Inc.	657,958
160,834	Valley National Bancorp	1,508,623
28,274	Webster Financial Corp.	1,054,620
52,268	Western Alliance Bancorp	1,940,188
20,372	Wintrust Financial Corp.	1,392,834
49,653	Zions Bancorp N.A.	1,383,333
		32,970,093

	Beverages — 0.7%
2,083	Coca-Cola Consolidated, Inc.	1,227,845

Shares	Description	Value

	Common Stocks (Continued)
	Beverages (Continued)
7,188	Molson Coors Beverage Co., Class B	$427,542
		1,655,387

	Broadline Retail — 1.2%
63,132	Kohl’s Corp.	1,390,798
106,211	Macy’s, Inc.	1,735,488
		3,126,286

	Building Products — 2.7%
18,978	Fortune Brands Innovations, Inc.	1,227,687
19,390	Owens Corning	2,071,046
10,167	Simpson Manufacturing Co., Inc.	1,278,805
7,634	Trex Co., Inc. (a)	417,274
23,376	UFP Industries, Inc.	1,835,484
		6,830,296

	Capital Markets — 3.0%
12,880	Evercore, Inc., Class A	1,469,222
18,512	Federated Hermes, Inc.	766,212
4,246	Houlihan Lokey, Inc.	387,999
113,271	Invesco Ltd.	1,940,332
35,117	Jefferies Financial Group, Inc.	1,124,797
22,442	Lazard Ltd., Class A	702,435
18,863	Stifel Financial Corp.	1,131,214
		7,522,211

	Chemicals — 2.7%
18,053	Avient Corp.	695,221
13,215	Eastman Chemical Co.	1,113,628
19,241	Element Solutions, Inc.	349,224
5,428	H.B. Fuller Co.	359,171
54,318	Huntsman Corp.	1,455,179
2,035	NewMarket Corp.	813,186
33,471	Olin Corp.	1,854,294
		6,639,903

	Communications Equipment — 0.1%
10,794	Juniper Networks, Inc.	325,439

	Construction & Engineering — 0.4%
36,568	MDU Resources Group, Inc.	1,068,517

	Construction Materials — 0.6%
52,162	Summit Materials, Inc., Class A (b)	1,429,760

	Consumer Finance — 1.9%
58,302	Ally Financial, Inc.	1,538,007
1,704	Credit Acceptance Corp. (a)	834,108
40,078	OneMain Holdings, Inc.	1,537,793
59,973	SLM Corp.	900,794
		4,810,702

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Staples Distribution & Retail — 0.7%
4,885	BJ’s Wholesale Club Holdings, Inc. (a)	$373,067
31,817	Sprouts Farmers Market, Inc. (a)	1,102,777
10,059	US Foods Holding Corp. (a)	386,266
		1,862,110

	Containers & Packaging — 2.2%
25,232	Berry Global Group, Inc.	1,458,662
4,492	Crown Holdings, Inc.	385,324
8,093	Sealed Air Corp.	388,383
6,923	Silgan Holdings, Inc.	341,027
18,272	Sonoco Products Co.	1,107,649
60,967	Westrock Co.	1,824,742
		5,505,787

	Diversified Telecommunication Services — 1.3%
81,584	Frontier Communications Parent, Inc. (a)	1,838,904
560,798	Lumen Technologies, Inc.	1,329,091
		3,167,995

	Electric Utilities — 2.4%
17,314	ALLETE, Inc.	1,080,047
19,351	Hawaiian Electric Industries, Inc.	758,753
3,429	IDACORP, Inc.	381,030
43,339	NRG Energy, Inc.	1,480,894
14,066	Pinnacle West Capital Corp.	1,103,618
22,798	Portland General Electric Co.	1,154,035
		5,958,377

	Electrical Equipment — 0.9%
4,067	Acuity Brands, Inc.	640,064
4,277	EnerSys	354,863
3,440	Generac Holdings, Inc. (a)	351,637
7,920	Regal Rexnord Corp.	1,030,867
		2,377,431

	Electronic Equipment, Instruments & Components — 3.5%
7,582	Advanced Energy Industries, Inc.	655,843
14,877	Arrow Electronics, Inc. (a)	1,702,375
41,099	Avnet, Inc.	1,695,745
19,512	Coherent Corp. (a)	666,140
2,598	Insight Enterprises, Inc. (a)	314,228
8,429	Jabil, Inc.	658,726
18,275	Sanmina Corp. (a)	955,052
15,353	TD SYNNEX Corp.	1,367,031
27,179	Vontier Corp.	737,366
		8,752,506

	Energy Equipment & Services — 0.3%
20,071	NOV, Inc.	336,189

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
58,416	Transocean Ltd. (a)	$344,655
		680,844

	Financial Services — 3.7%
46,384	Essent Group Ltd.	1,969,928
49,656	Jackson Financial, Inc., Class A	1,788,113
138,423	MGIC Investment Corp.	2,058,350
84,056	Radian Group, Inc.	2,040,039
133,284	Western Union (The) Co.	1,456,794
		9,313,224

	Food Products — 2.0%
10,957	Ingredion, Inc.	1,163,305
20,670	Post Holdings, Inc. (a)	1,870,428
493	Seaboard Corp.	1,942,948
		4,976,681

	Gas Utilities — 1.0%
9,378	ONE Gas, Inc.	721,637
15,891	Spire, Inc.	1,076,297
21,377	UGI Corp.	724,253
		2,522,187

	Ground Transportation — 3.0%
114,035	Hertz Global Holdings, Inc. (a)	1,902,104
32,833	Knight-Swift Transportation Holdings, Inc.	1,849,154
20,816	Ryder System, Inc.	1,647,795
46,587	XPO, Inc. (a)	2,058,214
		7,457,267

	Health Care Equipment & Supplies — 1.2%
6,946	Enovis Corp. (a)	404,605
9,088	Envista Holdings Corp. (a)	349,797
6,472	Integra LifeSciences Holdings Corp. (a)	358,031
20,852	QuidelOrtho Corp. (a)	1,875,637
		2,988,070

	Health Care Providers & Services — 2.2%
4,580	DaVita, Inc. (a)	413,849
6,867	Encompass Health Corp.	440,518
4,556	Henry Schein, Inc. (a)	368,170
45,911	Premier, Inc., Class A	1,530,214
14,373	Select Medical Holdings Corp.	438,377
6,253	Tenet Healthcare Corp. (a)	458,470
11,692	Universal Health Services, Inc., Class B	1,757,892
		5,407,490

	Health Care REITs — 1.2%
19,221	Healthcare Realty Trust, Inc.	380,191
225,991	Medical Properties Trust, Inc.	1,981,941

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care REITs (Continued)
49,769	Physicians Realty Trust	$717,669
		3,079,801

	Hotels, Restaurants & Leisure — 0.6%
50,104	Penn Entertainment, Inc. (a)	1,492,598

	Household Durables — 4.1%
34,962	Leggett & Platt, Inc.	1,129,622
15,911	Meritage Homes Corp.	2,037,403
11,121	Mohawk Industries, Inc. (a)	1,177,714
59,732	Newell Brands, Inc.	725,744
48,554	Taylor Morrison Home Corp. (a)	2,092,192
30,945	Toll Brothers, Inc.	1,977,695
5,354	TopBuild Corp. (a)	1,207,220
		10,347,590

	Industrial REITs — 0.3%
21,971	STAG Industrial, Inc.	744,158

	Insurance — 3.5%
50,908	American Equity Investment Life Holding Co.	1,961,994
3,057	American Financial Group, Inc.	375,186
3,094	Assurant, Inc.	380,964
7,391	Assured Guaranty Ltd.	398,153
6,815	Axis Capital Holdings Ltd.	385,320
8,423	Brighthouse Financial, Inc. (a)	372,297
31,910	Fidelity National Financial, Inc.	1,132,486
13,350	First American Financial Corp.	769,093
3,378	Globe Life, Inc.	366,581
44,637	Old Republic International Corp.	1,127,977
37,565	Unum Group	1,585,243
		8,855,294

	Interactive Media & Services — 0.1%
4,761	Ziff Davis, Inc. (a)	348,220

	IT Services — 0.7%
72,678	DXC Technology Co. (a)	1,733,370

	Leisure Products — 1.1%
18,122	Brunswick Corp.	1,536,564
13,840	Hasbro, Inc.	819,605
20,182	Mattel, Inc. (a)	363,276
		2,719,445

	Life Sciences Tools & Services — 0.6%
41,721	Syneos Health, Inc. (a)	1,637,966

	Machinery — 2.0%
8,243	AGCO Corp.	1,021,637
6,547	Crane NXT Co.	310,066
10,927	Flowserve Corp.	364,853
2,534	Middleby (The) Corp. (a)	356,990
25,281	Mueller Industries, Inc.	1,816,440

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
13,638	Timken (The) Co.	$1,048,080
		4,918,066

	Marine Transportation — 0.3%
10,660	Kirby Corp. (a)	765,814

	Media — 2.0%
1,587	Cable One, Inc.	1,203,597
199,105	DISH Network Corp., Class A (a)	1,495,278
43,026	News Corp., Class A	757,688
8,607	Nexstar Media Group, Inc.	1,492,884
		4,949,447

	Metals & Mining — 1.3%
101,345	Cleveland-Cliffs, Inc. (a)	1,558,686
71,174	United States Steel Corp.	1,628,461
		3,187,147

	Mortgage Real Estate Investment Trusts — 1.7%
41,628	Blackstone Mortgage Trust, Inc., Class A	759,295
232,206	Rithm Capital Corp.	1,894,801
84,008	Starwood Property Trust, Inc.	1,502,903
		4,156,999

	Multi-Utilities — 0.5%
17,663	Black Hills Corp.	1,153,217

	Office REITs — 1.9%
27,459	Boston Properties, Inc.	1,465,212
69,510	Cousins Properties, Inc.	1,516,013
45,868	Kilroy Realty Corp.	1,341,180
24,173	Vornado Realty Trust	362,837
		4,685,242

	Oil, Gas & Consumable Fuels — 6.4%
24,431	Chesapeake Energy Corp.	2,019,955
13,801	Chord Energy Corp.	1,964,297
30,101	DT Midstream, Inc.	1,483,076
38,397	HF Sinclair Corp.	1,693,692
42,841	PBF Energy, Inc., Class A	1,493,437
28,944	PDC Energy, Inc.	1,882,807
72,564	Peabody Energy Corp. (a)	1,742,987
65,967	SM Energy Co.	1,852,354
371,528	Southwestern Energy Co. (a)	1,928,230
		16,060,835

	Paper & Forest Products — 0.8%
34,268	Louisiana-Pacific Corp.	2,047,170

	Passenger Airlines — 0.1%
8,854	Alaska Air Group, Inc. (a)	384,795

	Pharmaceuticals — 1.0%
5,654	Catalent, Inc. (a)	283,379
118,573	Elanco Animal Health, Inc. (a)	1,122,886

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
47,389	Organon & Co.	$1,167,191
		2,573,456

	Professional Services — 2.2%
13,483	ASGN, Inc. (a)	965,248
2,508	CACI International, Inc., Class A (a)	785,807
9,169	Concentrix Corp.	884,900
31,647	Dun & Bradstreet Holdings, Inc.	353,497
13,506	ManpowerGroup, Inc.	1,022,539
9,223	Robert Half International, Inc.	673,279
9,218	TriNet Group, Inc. (a)	855,246
		5,540,516

	Real Estate Management & Development — 0.6%
10,214	Jones Lang LaSalle, Inc. (a)	1,420,155

	Residential REITs — 0.6%
41,500	Apartment Income REIT Corp.	1,534,670

	Semiconductors & Semiconductor Equipment — 1.6%
71,393	Amkor Technology, Inc.	1,597,061
12,578	MKS Instruments, Inc.	1,054,917
7,315	Qorvo, Inc. (a)	673,565
6,685	Synaptics, Inc. (a)	592,024
		3,917,567

	Software — 0.3%
31,499	NCR Corp. (a)	702,113

	Specialized REITs — 0.3%
15,010	PotlatchDeltic Corp.	693,912

	Specialty Retail — 6.0%
6,110	Advance Auto Parts, Inc.	766,988
8,846	Asbury Automotive Group, Inc. (a)	1,711,347
11,061	AutoNation, Inc. (a)	1,456,734
30,470	Bath & Body Works, Inc.	1,069,497
5,780	CarMax, Inc. (a)	404,773
37,442	Foot Locker, Inc.	1,572,190
8,114	Lithia Motors, Inc.	1,792,302
10,480	Penske Automotive Group, Inc.	1,452,318
3,050	RH (a)	778,147
19,107	Signet Jewelers Ltd.	1,405,893
32,638	Victoria’s Secret & Co. (a)	1,012,104
12,216	Williams-Sonoma, Inc.	1,478,625
		14,900,918

	Technology Hardware, Storage & Peripherals — 0.2%
9,241	Dell Technologies, Inc., Class C	401,891

	Textiles, Apparel & Luxury Goods — 1.8%
12,500	PVH Corp.	1,072,625
6,370	Ralph Lauren Corp.	731,212
15,637	Skechers U.S.A., Inc., Class A (a)	831,732
117,449	Under Armour, Inc., Class A (a)	1,041,773

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
32,434	VF Corp.	$762,523
		4,439,865

	Trading Companies & Distributors — 1.6%
37,748	Air Lease Corp.	1,518,225
6,753	GATX Corp.	769,234
13,270	MSC Industrial Direct Co., Inc., Class A	1,203,987
2,714	SiteOne Landscape Supply, Inc. (a)	400,966
		3,892,412

	Total Investments — 99.9%	249,731,150
	(Cost $263,111,702)
	Net Other Assets and Liabilities — 0.1%	210,770
	Net Assets — 100.0%	$249,941,920

(a)	Non-income producing security.
(b)	Non-income producing security which makes payment in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (August 1, 2022 to April 30, 2023).

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$249,731,150	$249,731,150	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.0%
17,711	BWX Technologies, Inc.	$1,143,777
6,334	Curtiss-Wright Corp.	1,075,703
21,812	Hexcel Corp.	1,572,209
43,112	Spirit AeroSystems Holdings, Inc., Class A	1,283,013
		5,074,702

	Automobile Components — 1.4%
15,333	Fox Factory Holding Corp. (a)	1,699,970
11,865	Visteon Corp. (a)	1,665,727
		3,365,697

	Automobiles — 0.1%
9,802	Harley-Davidson, Inc.	363,654

	Beverages — 0.7%
8,008	Celsius Holdings, Inc. (a)	765,324
21,178	National Beverage Corp. (a)	1,052,547
		1,817,871

	Biotechnology — 3.9%
26,404	Alkermes PLC (a)	753,834
5,642	Apellis Pharmaceuticals, Inc. (a)	470,712
21,953	Exact Sciences Corp. (a)	1,406,529
38,348	Exelixis, Inc. (a)	701,768
26,813	Natera, Inc. (a)	1,359,955
13,871	Prometheus Biosciences, Inc. (a)	2,690,281
50,429	Roivant Sciences Ltd. (a)	431,168
8,100	Sarepta Therapeutics, Inc. (a)	994,437
31,987	Vir Biotechnology, Inc. (a)	804,473
		9,613,157

	Broadline Retail — 0.4%
3,629	Dillard’s, Inc., Class A	1,082,857

	Building Products — 3.0%
19,245	AAON, Inc.	1,886,010
6,974	Allegion PLC	770,488
47,430	AZEK (The) Co., Inc. (a)	1,287,250
20,961	Builders FirstSource, Inc. (a)	1,986,474
2,962	Lennox International, Inc.	835,017
14,970	Masco Corp.	801,045
		7,566,284

	Capital Markets — 1.3%
5,226	Affiliated Managers Group, Inc.	754,530
18,032	Interactive Brokers Group, Inc., Class A	1,403,791
6,467	SEI Investments Co.	380,971
9,419	Tradeweb Markets, Inc., Class A	663,192
		3,202,484

	Chemicals — 2.4%
3,623	Ashland, Inc.	368,133
61,434	Axalta Coating Systems Ltd. (a)	1,939,472
2,942	Balchem Corp.	386,579

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
19,424	Cabot Corp.	$1,393,866
37,291	Chemours (The) Co.	1,084,049
17,135	Livent Corp. (a)	374,400
4,266	RPM International, Inc.	349,940
		5,896,439

	Commercial Services & Supplies — 1.8%
4,503	Casella Waste Systems, Inc., Class A (a)	400,767
13,053	Clean Harbors, Inc. (a)	1,894,773
49,115	Driven Brands Holdings, Inc. (a)	1,507,831
2,788	MSA Safety, Inc.	361,743
2,533	Tetra Tech, Inc.	350,491
		4,515,605

	Communications Equipment — 0.1%
6,945	Calix, Inc. (a)	317,387

	Construction & Engineering — 3.4%
8,828	AECOM	733,165
82,777	API Group Corp. (a)	1,884,005
12,749	Comfort Systems USA, Inc.	1,905,848
11,445	EMCOR Group, Inc.	1,957,095
3,497	Valmont Industries, Inc.	1,016,088
23,817	WillScot Mobile Mini Holdings Corp. (a)	1,081,292
		8,577,493

	Construction Materials — 0.6%
10,144	Eagle Materials, Inc.	1,503,442

	Consumer Finance — 1.4%
19,511	FirstCash Holdings, Inc.	2,010,218
245,251	SoFi Technologies, Inc. (a)	1,527,914
		3,538,132

	Consumer Staples Distribution & Retail — 0.5%
5,158	Casey’s General Stores, Inc.	1,180,254

	Containers & Packaging — 0.9%
73,003	Graphic Packaging Holding Co.	1,800,254
5,873	Greif, Inc., Class A	368,766
		2,169,020

	Diversified Consumer Services — 1.1%
51,476	ADT, Inc.	344,889
13,070	Grand Canyon Education, Inc. (a)	1,551,409
10,822	Service Corp. International	759,596
		2,655,894

	Diversified REITs — 0.1%
14,976	Essential Properties Realty Trust, Inc.	370,656

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services — 0.6%
24,038	Iridium Communications, Inc.	$1,525,692

	Electrical Equipment — 0.7%
13,247	Atkore, Inc. (a)	1,673,494

	Electronic Equipment, Instruments & Components — 2.4%
9,165	Badger Meter, Inc.	1,212,804
21,445	Belden, Inc.	1,691,796
5,553	Littelfuse, Inc.	1,345,159
28,404	National Instruments Corp.	1,653,965
		5,903,724

	Energy Equipment & Services — 2.2%
54,871	ChampionX Corp.	1,485,907
10,410	Helmerich & Payne, Inc.	345,196
63,618	Patterson-UTI Energy, Inc.	711,885
17,161	Valaris Ltd. (a)	1,029,660
31,353	Weatherford International PLC (a)	2,026,344
		5,598,992

	Entertainment — 1.5%
7,640	Madison Square Garden Sports Corp.	1,531,820
11,153	Warner Music Group Corp., Class A	339,832
16,312	World Wrestling Entertainment, Inc., Class A	1,748,157
		3,619,809

	Financial Services — 1.6%
24,549	Shift4 Payments, Inc., Class A (a)	1,663,686
41,934	Toast, Inc., Class A (a)	763,199
8,095	WEX, Inc. (a)	1,435,648
		3,862,533

	Food Products — 0.9%
6,373	Darling Ingredients, Inc. (a)	379,640
5,504	Lancaster Colony Corp.	1,150,996
18,716	Simply Good Foods (The) Co. (a)	680,701
		2,211,337

	Gas Utilities — 0.7%
6,446	National Fuel Gas Co.	360,331
27,982	New Jersey Resources Corp.	1,444,991
		1,805,322

	Ground Transportation — 2.1%
9,553	Avis Budget Group, Inc. (a)	1,687,729
8,305	Landstar System, Inc.	1,461,929
6,839	Saia, Inc. (a)	2,036,449
		5,186,107

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 2.4%
13,493	Haemonetics Corp. (a)	$1,129,499
1,590	Inspire Medical Systems, Inc. (a)	425,532
22,539	Lantheus Holdings, Inc. (a)	1,925,957
10,066	Merit Medical Systems, Inc. (a)	818,265
4,007	Penumbra, Inc. (a)	1,138,469
1,716	Shockwave Medical, Inc. (a)	497,915
		5,935,637

	Health Care Providers & Services — 1.7%
47,011	agilon health, Inc. (a)	1,140,957
4,486	AMN Healthcare Services, Inc. (a)	387,366
1,384	Chemed Corp.	762,930
11,686	Ensign Group (The), Inc.	1,134,594
23,429	Option Care Health, Inc. (a)	753,242
		4,179,089

	Health Care Technology — 0.2%
14,369	Teladoc Health, Inc. (a)	381,210

	Hotel & Resort REITs — 0.9%
47,960	Apple Hospitality REIT, Inc.	714,124
16,591	Ryman Hospitality Properties, Inc.	1,487,549
		2,201,673

	Hotels, Restaurants & Leisure — 11.1%
20,792	Aramark	721,482
23,216	Boyd Gaming Corp.	1,611,190
22,874	Caesars Entertainment, Inc. (a)	1,035,964
183,334	Carnival Corp. (a)	1,688,506
3,176	Choice Hotels International, Inc.	405,004
5,792	Churchill Downs, Inc.	1,694,334
76,894	DraftKings, Inc., Class A (a)	1,684,748
41,883	Hilton Grand Vacations, Inc. (a)	1,792,592
16,646	Hyatt Hotels Corp., Class A (a)	1,902,638
116,594	Life Time Group Holdings, Inc. (a)	2,423,989
12,396	Light & Wonder, Inc. (a)	747,355
5,520	Marriott Vacations Worldwide Corp.	742,771
83,011	Norwegian Cruise Line Holdings Ltd. (a)	1,108,197
9,583	Planet Fitness, Inc., Class A (a)	796,731
24,281	SeaWorld Entertainment, Inc. (a)	1,302,918
17,220	Texas Roadhouse, Inc.	1,904,876
28,482	Travel + Leisure Co.	1,090,006
1,593	Vail Resorts, Inc.	383,148
34,175	Wendy’s (The) Co.	755,268
10,137	Wingstop, Inc.	2,028,515
16,628	Wynn Resorts Ltd. (a)	1,900,248
		27,720,480

	Household Durables — 0.7%
47,122	Tempur Sealy International, Inc.	1,765,661

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers — 0.6%
62,028	Vistra Corp.	$1,479,988

	Industrial REITs — 0.3%
13,082	Americold Realty Trust, Inc.	387,096
5,761	Terreno Realty Corp.	354,820
		741,916

	Insurance — 1.6%
1,606	Erie Indemnity Co., Class A	349,032
3,719	Kinsale Capital Group, Inc.	1,215,035
7,430	RenaissanceRe Holdings Ltd.	1,600,496
5,601	RLI Corp.	778,819
		3,943,382

	IT Services — 0.4%
12,946	Okta, Inc. (a)	887,189

	Leisure Products — 1.3%
98,457	Peloton Interactive, Inc., Class A (a)	874,298
10,092	Polaris, Inc.	1,096,496
51,642	Topgolf Callaway Brands Corp. (a)	1,144,903
		3,115,697

	Life Sciences Tools & Services — 1.2%
13,342	10X Genomics, Inc., Class A (a)	699,521
14,162	Bruker Corp.	1,120,639
5,937	Medpace Holdings, Inc. (a)	1,188,231
		3,008,391

	Machinery — 6.3%
4,165	Albany International Corp., Class A	379,890
32,906	Allison Transmission Holdings, Inc.	1,605,484
22,783	Donaldson Co., Inc.	1,447,860
31,502	Esab Corp.	1,838,457
15,820	Franklin Electric Co., Inc.	1,415,415
10,195	Graco, Inc.	808,362
12,937	ITT, Inc.	1,092,400
8,804	Lincoln Electric Holdings, Inc.	1,477,311
6,396	RBC Bearings, Inc. (a)	1,451,956
38,463	Terex Corp.	1,715,065
10,044	Toro (The) Co.	1,047,187
8,844	Watts Water Technologies, Inc., Class A	1,430,340
		15,709,727

	Metals & Mining — 1.7%
47,157	ATI, Inc. (a)	1,821,203
38,054	Commercial Metals Co.	1,776,741
13,202	MP Materials Corp. (a)	286,087
2,869	Royal Gold, Inc.	379,971
		4,264,002

	Mortgage Real Estate Investment Trusts — 0.6%
73,843	AGNC Investment Corp.	731,784

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
38,950	Annaly Capital Management, Inc.	$778,221
		1,510,005

	Multi-Utilities — 0.3%
26,621	NiSource, Inc.	757,634

	Oil, Gas & Consumable Fuels — 3.4%
16,118	Antero Resources Corp. (a)	370,553
16,337	Civitas Resources, Inc.	1,128,070
12,741	Denbury, Inc. (a)	1,189,754
23,326	EQT Corp.	812,678
250,113	Kosmos Energy Ltd. (a)	1,600,723
34,019	Magnolia Oil & Gas Corp., Class A	718,481
15,621	Matador Resources Co.	765,898
20,128	Murphy Oil Corp.	738,899
42,180	Range Resources Corp.	1,115,661
		8,440,717

	Passenger Airlines — 0.6%
100,927	American Airlines Group, Inc. (a)	1,376,644

	Personal Care Products — 1.4%
43,784	BellRing Brands, Inc. (a)	1,575,786
13,083	Inter Parfums, Inc.	1,985,869
		3,561,655

	Pharmaceuticals — 0.3%
6,873	Intra-Cellular Therapies, Inc. (a)	427,157
2,543	Jazz Pharmaceuticals PLC (a)	357,215
		784,372

	Professional Services — 1.6%
15,249	Ceridian HCM Holding, Inc. (a)	968,007
4,600	ExlService Holdings, Inc. (a)	820,548
12,248	Insperity, Inc.	1,499,890
13,521	KBR, Inc.	767,046
		4,055,491

	Real Estate Management & Development — 0.4%
13,956	Howard Hughes (The) Corp. (a)	1,079,776

	Retail REITs — 0.3%
35,580	Kite Realty Group Trust	737,218

	Semiconductors & Semiconductor Equipment — 5.6%
38,776	Allegro MicroSystems, Inc. (a)	1,387,018
13,965	Axcelis Technologies, Inc. (a)	1,652,059
17,013	Cirrus Logic, Inc. (a)	1,459,545
16,048	Diodes, Inc. (a)	1,279,026
19,485	Lattice Semiconductor Corp. (a)	1,552,954
15,761	MACOM Technology Solutions Holdings, Inc. (a)	919,497
16,940	Onto Innovation, Inc. (a)	1,371,801
4,397	Power Integrations, Inc.	320,014

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
36,302	Rambus, Inc. (a)	$1,609,631
10,628	Silicon Laboratories, Inc. (a)	1,480,480
7,198	Universal Display Corp.	960,645
		13,992,670

	Software — 5.1%
12,650	Alteryx, Inc., Class A (a)	520,295
17,314	Bentley Systems, Inc., Class B	736,884
41,490	CCC Intelligent Solutions Holdings, Inc. (a)	360,133
37,032	DoubleVerify Holdings, Inc. (a)	1,089,481
17,596	Dynatrace, Inc. (a)	743,959
6,344	Envestnet, Inc. (a)	402,083
9,072	Guidewire Software, Inc. (a)	691,196
4,806	Manhattan Associates, Inc. (a)	796,258
14,830	New Relic, Inc. (a)	1,059,900
14,319	Nutanix, Inc., Class A (a)	343,370
18,778	PowerSchool Holdings, Inc., Class A (a)	392,085
17,827	Procore Technologies, Inc. (a)	952,140
2,862	Qualys, Inc. (a)	323,234
23,358	Smartsheet, Inc., Class A (a)	954,641
7,331	SPS Commerce, Inc. (a)	1,079,856
23,501	Tenable Holdings, Inc. (a)	869,302
42,389	UiPath, Inc., Class A (a)	596,837
7,269	Workiva, Inc. (a)	679,070
		12,590,724

	Specialized REITs — 1.0%
8,052	CubeSmart	366,286
3,725	Lamar Advertising Co., Class A	393,658
8,517	Life Storage, Inc.	1,144,514
8,908	National Storage Affiliates Trust	343,403
11,189	Rayonier, Inc.	350,887
		2,598,748

	Specialty Retail — 4.0%
28,519	Academy Sports & Outdoors, Inc.	1,811,527
19,913	Chewy, Inc., Class A (a)	617,502
10,492	Dick’s Sporting Goods, Inc.	1,521,445
7,228	Five Below, Inc. (a)	1,426,518
18,946	Floor & Decor Holdings, Inc., Class A (a)	1,882,095
5,769	Murphy USA, Inc.	1,587,802
31,954	Valvoline, Inc.	1,104,011
		9,950,900

	Technology Hardware, Storage & Peripherals — 0.7%
17,464	Super Micro Computer, Inc. (a)	1,841,230

	Textiles, Apparel & Luxury Goods — 2.7%
12,372	Columbia Sportswear Co.	1,033,557
14,717	Crocs, Inc. (a)	1,820,051

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
4,139	Deckers Outdoor Corp. (a)	$1,983,988
43,165	Tapestry, Inc.	1,761,564
		6,599,160

	Trading Companies & Distributors — 3.7%
10,474	Applied Industrial Technologies, Inc.	1,420,903
25,296	Beacon Roofing Supply, Inc. (a)	1,522,313
64,444	Core & Main, Inc., Class A (a)	1,679,411
3,268	Herc Holdings, Inc.	326,865
11,773	Triton International Ltd.	973,274
4,679	Watsco, Inc.	1,620,712
12,041	WESCO International, Inc.	1,733,904
		9,277,382

	Total Investments — 99.9%	248,686,406
	(Cost $230,585,887)
	Net Other Assets and Liabilities — 0.1%	214,747
	Net Assets — 100.0%	$248,901,153

(a)	Non-income producing security.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$248,686,406	$248,686,406	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.4%
8,343	AAR Corp. (a)	$440,344
2,218	Moog, Inc., Class A	199,864
		640,208

	Air Freight & Logistics — 1.2%
54,622	Air Transport Services Group, Inc. (a)	1,109,373
13,553	Hub Group, Inc., Class A (a)	1,021,896
		2,131,269

	Automobile Components — 2.0%
2,589	Dorman Products, Inc. (a)	223,068
103,240	Goodyear Tire & Rubber (The) Co. (a)	1,101,571
8,285	LCI Industries	935,874
16,534	Patrick Industries, Inc.	1,134,728
		3,395,241

	Automobiles — 0.7%
19,717	Winnebago Industries, Inc.	1,146,346

	Banks — 19.1%
15,522	1st Source Corp.	646,957
24,882	Ameris Bancorp	833,547
50,622	Associated Banc-Corp.	902,590
12,987	Atlantic Union Bankshares Corp.	371,688
18,138	Axos Financial, Inc. (a)	737,672
8,015	Bancorp (The), Inc. (a)	255,759
4,286	Bank of Hawaii Corp.	207,571
40,308	BankUnited, Inc.	908,945
8,372	Banner Corp.	417,930
8,910	Berkshire Hills Bancorp, Inc.	189,516
63,785	Brookline Bancorp, Inc.	608,509
67,621	Capitol Federal Financial, Inc.	419,250
26,367	Cathay General Bancorp	840,316
4,250	Community Bank System, Inc.	212,330
40,059	Dime Community Bancshares, Inc.	825,215
27,192	Eagle Bancorp, Inc.	682,519
15,018	Enterprise Financial Services Corp.	642,170
14,641	FB Financial Corp.	430,885
12,814	First Bancorp	394,415
58,648	First BanCorp	689,114
32,929	First Busey Corp.	598,649
36,615	First Commonwealth Financial Corp.	456,955
30,768	First Financial Bancorp	636,898
20,324	First Merchants Corp.	593,054
48,465	Fulton Financial Corp.	578,187
17,459	Heartland Financial USA, Inc.	568,465
7,527	Hilltop Holdings, Inc.	233,487
115,861	Hope Bancorp, Inc.	1,054,335
14,452	Independent Bank Group, Inc.	525,764
15,639	International Bancshares Corp.	667,316
37,348	Live Oak Bancshares, Inc.	879,919

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
6,670	National Bank Holdings Corp., Class A	$212,106
13,501	NBT Bancorp, Inc.	435,272
37,830	Northwest Bancshares, Inc.	442,233
49,255	OceanFirst Financial Corp.	788,080
36,494	OFG Bancorp	933,152
14,158	Origin Bancorp, Inc.	416,670
37,892	Pacific Premier Bancorp, Inc.	842,718
116,931	PacWest Bancorp (b)	1,186,850
1,884	Park National Corp.	204,075
16,143	Pathward Financial, Inc.	718,848
47,458	Provident Financial Services, Inc.	829,566
21,901	Renasant Corp.	615,856
35,035	Sandy Spring Bancorp, Inc.	787,587
9,419	Seacoast Banking Corp. of Florida	209,008
52,042	Simmons First National Corp., Class A	869,622
13,706	Southside Bancshares, Inc.	434,891
9,074	Stellar Bancorp, Inc.	208,157
18,593	Texas Capital Bancshares, Inc. (a)	934,298
25,133	TowneBank	595,401
7,841	Triumph Financial, Inc. (a)	407,418
9,038	Trustmark Corp.	215,918
49,846	Veritex Holdings, Inc.	857,850
30,221	Washington Federal, Inc.	847,397
21,814	WesBanco, Inc.	580,689
17,810	WSFS Financial Corp.	626,378
		33,209,967

	Broadline Retail — 0.4%
41,164	Nordstrom, Inc. (b)	636,395

	Building Products — 1.0%
9,385	Gibraltar Industries, Inc. (a)	469,626
18,126	PGT Innovations, Inc. (a)	465,113
49,793	Resideo Technologies, Inc. (a)	886,315
		1,821,054

	Capital Markets — 2.4%
6,979	Artisan Partners Asset Management, Inc., Class A	241,962
16,392	Donnelley Financial Solutions, Inc. (a)	708,954
33,563	Golub Capital BDC, Inc.	452,429
5,811	Moelis & Co., Class A	220,120
1,609	Piper Sandler Cos.	217,923
4,398	StoneX Group, Inc. (a)	431,312
31,094	Victory Capital Holdings, Inc., Class A	949,611
11,815	Virtu Financial, Inc., Class A	236,891
3,518	Virtus Investment Partners, Inc.	641,015
		4,100,217

	Chemicals — 2.4%
29,730	AdvanSix, Inc.	1,120,226

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
41,185	Ecovyst, Inc. (a)	$467,450
21,195	Mativ Holdings, Inc.	410,547
11,086	Minerals Technologies, Inc.	656,956
82,889	Perimeter Solutions S.A. (a)	620,010
2,918	Sensient Technologies Corp.	217,274
6,503	Stepan Co.	599,577
		4,092,040

	Commercial Services & Supplies — 2.6%
8,468	Brady Corp., Class A	432,122
123,670	CoreCivic, Inc. (a)	1,087,059
144,198	GEO Group (The), Inc. (a)	1,085,811
32,694	HNI Corp.	849,390
32,750	MillerKnoll, Inc.	557,078
2,583	UniFirst Corp.	422,785
		4,434,245

	Communications Equipment — 0.5%
15,882	NetScout Systems, Inc. (a)	432,149
13,451	Viasat, Inc. (a)	471,189
		903,338

	Construction & Engineering — 1.6%
14,422	Arcosa, Inc.	974,062
11,078	Granite Construction, Inc.	422,404
1,770	MYR Group, Inc. (a)	226,542
46,135	Primoris Services Corp.	1,167,216
		2,790,224

	Consumer Finance — 3.4%
30,019	Bread Financial Holdings, Inc.	828,525
22,553	Encore Capital Group, Inc. (a)	1,158,773
25,609	Enova International, Inc. (a)	1,124,747
71,154	Navient Corp.	1,176,887
9,905	Nelnet, Inc., Class A	953,852
17,193	PRA Group, Inc. (a)	623,590
		5,866,374

	Consumer Staples Distribution & Retail — 2.6%
22,030	Andersons (The), Inc.	984,741
12,829	Ingles Markets, Inc., Class A	1,180,781
6,365	PriceSmart, Inc.	468,973
43,175	United Natural Foods, Inc. (a)	1,177,382
7,913	Weis Markets, Inc.	652,744
		4,464,621

	Containers & Packaging — 1.5%
40,078	O-I Glass, Inc. (a)	900,553
142,219	Pactiv Evergreen, Inc.	1,123,530
24,041	TriMas Corp.	610,882
		2,634,965

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services — 1.5%
55,839	Chegg, Inc. (a)	$1,003,985
762	Graham Holdings Co., Class B	438,584
18,986	Laureate Education, Inc.	235,237
2,485	Strategic Education, Inc.	218,680
17,063	Stride, Inc. (a)	733,027
		2,629,513

	Diversified REITs — 1.6%
48,959	American Assets Trust, Inc.	891,054
39,373	Broadstone Net Lease, Inc.	636,661
103,199	Empire State Realty Trust, Inc., Class A	630,546
52,079	Global Net Lease, Inc.	586,410
		2,744,671

	Diversified Telecommunication Services — 0.6%
110,191	Liberty Latin America Ltd., Class C (a)	978,496

	Electrical Equipment — 0.5%
187,282	GrafTech International Ltd.	882,098

	Electronic Equipment, Instruments & Components — 2.4%
13,658	ePlus, Inc. (a)	594,669
15,262	Methode Electronics, Inc.	625,590
4,446	OSI Systems, Inc. (a)	502,220
2,290	Plexus Corp. (a)	200,306
1,363	Rogers Corp. (a)	219,375
84,341	TTM Technologies, Inc. (a)	996,067
50,297	Vishay Intertechnology, Inc.	1,070,823
		4,209,050

	Energy Equipment & Services — 0.6%
46,582	Archrock, Inc.	479,329
93,153	ProPetro Holding Corp. (a)	646,482
		1,125,811

	Financial Services — 3.6%
11,701	Compass Diversified Holdings	223,021
19,847	EVERTEC, Inc.	688,492
34,954	Merchants Bancorp	810,933
27,770	Mr. Cooper Group, Inc. (a)	1,285,751
50,952	NMI Holdings, Inc., Class A (a)	1,192,277
19,085	PennyMac Financial Services, Inc.	1,192,622
11,951	Walker & Dunlop, Inc.	804,422
		6,197,518

	Food Products — 0.8%
37,789	Fresh Del Monte Produce, Inc.	1,084,922
13,017	Hain Celestial Group (The), Inc. (a)	233,395
		1,318,317

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities — 0.4%
14,080	Northwest Natural Holding Co.	$661,197

	Ground Transportation — 2.3%
9,850	ArcBest Corp.	929,840
71,467	Heartland Express, Inc.	1,034,842
11,366	RXO, Inc. (a)	205,611
34,027	Schneider National, Inc., Class B	890,487
20,006	Werner Enterprises, Inc.	903,671
		3,964,451

	Health Care Equipment & Supplies — 0.5%
22,519	Avanos Medical, Inc. (a)	665,211
2,880	Integer Holdings Corp. (a)	237,168
		902,379

	Health Care Providers & Services — 1.1%
3,035	Amedisys, Inc. (a)	243,711
46,033	Owens & Minor, Inc. (a)	715,353
17,000	Patterson Cos., Inc.	460,870
30,525	Pediatrix Medical Group, Inc. (a)	437,423
		1,857,357

	Health Care REITs — 0.2%
4,331	National Health Investors, Inc.	215,554
19,413	Sabra Health Care REIT, Inc.	221,308
		436,862

	Health Care Technology — 0.4%
51,323	Veradigm, Inc. (a)	641,024

	Hotel & Resort REITs — 0.6%
92,050	Park Hotels & Resorts, Inc.	1,109,203

	Hotels, Restaurants & Leisure — 0.1%
1,966	Cracker Barrel Old Country Store, Inc.	208,711

	Household Durables — 6.1%
1,434	Cavco Industries, Inc. (a)	430,516
17,801	Century Communities, Inc.	1,198,719
32,451	Green Brick Partners, Inc. (a)	1,209,449
7,039	Helen of Troy Ltd. (a)	706,293
28,316	KB Home	1,240,807
39,122	La-Z-Boy, Inc.	1,123,975
7,984	LGI Homes, Inc. (a)	948,499
29,272	M.D.C. Holdings, Inc.	1,199,274
18,035	M/I Homes, Inc. (a)	1,219,887
44,935	Tri Pointe Homes, Inc. (a)	1,288,736
		10,566,155

	Household Products — 0.5%
17,141	Central Garden & Pet Co., Class A (a)	605,591

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
1,254	WD-40 Co.	$238,762
		844,353

	Industrial REITs — 0.4%
64,961	LXP Industrial Trust	610,633

	Insurance — 2.2%
30,183	CNO Financial Group, Inc.	677,306
10,916	Employers Holdings, Inc.	432,164
226,638	Genworth Financial, Inc., Class A (a)	1,316,767
2,998	Safety Insurance Group, Inc.	219,124
28,195	Stewart Information Services Corp.	1,174,322
		3,819,683

	Interactive Media & Services — 0.6%
35,852	Cargurus, Inc. (a)	589,407
3,078	Shutterstock, Inc.	206,226
7,274	Yelp, Inc. (a)	217,638
		1,013,271

	IT Services — 0.3%
30,835	Kyndryl Holdings, Inc. (a)	445,874

	Leisure Products — 1.1%
16,122	Malibu Boats, Inc., Class A (a)	914,924
41,061	Vista Outdoor, Inc. (a)	989,570
		1,904,494

	Machinery — 1.4%
1,209	Alamo Group, Inc.	213,666
8,763	EnPro Industries, Inc.	826,088
16,498	Kennametal, Inc.	428,288
16,017	Mueller Water Products, Inc., Class A	214,628
9,812	Shyft Group (The), Inc.	246,085
6,642	Tennant Co.	507,582
		2,436,337

	Marine Transportation — 0.7%
19,070	Matson, Inc.	1,297,332

	Media — 0.7%
65,278	Altice USA, Inc., Class A (a)	228,473
26,598	Scholastic Corp.	1,023,225
		1,251,698

	Metals & Mining — 2.2%
7,291	Alpha Metallurgical Resources, Inc.	1,068,569
31,273	Ryerson Holding Corp.	1,181,181
30,995	Warrior Met Coal, Inc.	1,071,497
7,041	Worthington Industries, Inc.	418,165
		3,739,412

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 2.3%
79,213	Arbor Realty Trust, Inc. (b)	$908,573
57,491	Claros Mortgage Trust, Inc.	687,593
120,392	Ladder Capital Corp.	1,125,665
111,873	Ready Capital Corp.	1,200,397
		3,922,228

	Multi-Utilities — 0.8%
15,779	Avista Corp.	695,381
11,578	NorthWestern Corp.	678,702
		1,374,083

	Office REITs — 3.7%
54,322	Douglas Emmett, Inc.	699,667
33,120	Easterly Government Properties, Inc.	465,998
10,781	Equity Commonwealth	223,382
49,061	Highwoods Properties, Inc.	1,124,478
136,869	Hudson Pacific Properties, Inc.	760,992
60,436	JBG SMITH Properties	862,422
199,603	Paramount Group, Inc.	864,281
155,855	Piedmont Office Realty Trust, Inc., Class A	1,014,616
19,350	SL Green Realty Corp. (b)	458,015
		6,473,851

	Oil, Gas & Consumable Fuels — 4.1%
8,654	Arch Resources, Inc.	1,057,951
29,551	California Resources Corp.	1,196,816
34,024	Callon Petroleum Co. (a)	1,127,555
39,662	Delek US Holdings, Inc.	862,649
14,224	Gulfport Energy Corp. (a)	1,286,703
31,168	Par Pacific Holdings, Inc. (a)	730,266
35,622	World Fuel Services Corp.	842,104
		7,104,044

	Paper & Forest Products — 0.3%
9,838	Sylvamo Corp.	450,777

	Passenger Airlines — 0.4%
2,428	Allegiant Travel Co. (a)	252,294
62,516	JetBlue Airways Corp. (a)	446,364
		698,658

	Personal Care Products — 1.2%
10,726	Edgewell Personal Care Co.	468,404
41,602	Herbalife Ltd. (a)	618,206
6,459	Medifast, Inc.	591,967
11,580	Nu Skin Enterprises, Inc., Class A	456,947
		2,135,524

	Pharmaceuticals — 0.4%
7,267	Prestige Consumer Healthcare, Inc. (a)	447,139

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
6,162	Supernus Pharmaceuticals, Inc. (a)	$227,131
		674,270

	Professional Services — 0.7%
32,600	First Advantage Corp. (a)	419,236
2,036	ICF International, Inc.	232,104
3,532	Kforce, Inc.	208,882
12,222	TTEC Holdings, Inc.	416,404
		1,276,626

	Real Estate Management & Development — 0.8%
20,861	Marcus & Millichap, Inc.	656,496
128,559	Newmark Group, Inc., Class A	815,064
		1,471,560

	Retail REITs — 0.6%
16,005	Acadia Realty Trust	216,227
28,622	InvenTrust Properties Corp.	645,426
14,825	Urban Edge Properties	217,483
		1,079,136

	Semiconductors & Semiconductor Equipment — 0.4%
11,854	Cohu, Inc. (a)	401,139
9,246	Semtech Corp. (a)	180,205
6,734	Ultra Clean Holdings, Inc. (a)	192,188
		773,532

	Software — 0.8%
8,275	ACI Worldwide, Inc. (a)	209,606
13,351	Consensus Cloud Solutions, Inc. (a)	498,393
36,820	Digital Turbine, Inc. (a)	431,899
3,064	InterDigital, Inc.	207,555
		1,347,453

	Specialty Retail — 3.3%
49,833	American Eagle Outfitters, Inc.	667,264
5,027	Group 1 Automotive, Inc.	1,128,461
46,770	Guess?, Inc.	881,615
24,154	National Vision Holdings, Inc. (a)	508,200
20,238	ODP (The) Corp. (a)	874,484
8,488	Revolve Group, Inc. (a)	175,277
29,213	Sally Beauty Holdings, Inc. (a)	415,701
4,106	Sonic Automotive, Inc., Class A	182,799
32,835	Urban Outfitters, Inc. (a)	888,515
		5,722,316

	Technology Hardware, Storage & Peripherals — 0.1%
14,496	Xerox Holdings Corp.	227,152

	Textiles, Apparel & Luxury Goods — 0.7%
6,329	Carter’s, Inc.	441,574
24,964	Levi Strauss & Co., Class A	360,979

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
12,642	Steven Madden Ltd.	$442,976
		1,245,529

	Tobacco — 0.5%
17,207	Universal Corp.	944,492

	Trading Companies & Distributors — 2.3%
17,986	Boise Cascade Co.	1,228,624
81,629	NOW, Inc. (a)	870,982
20,839	Rush Enterprises, Inc., Class A	1,106,759
6,737	Veritiv Corp.	773,879
		3,980,244

	Water Utilities — 0.1%
3,837	California Water Service Group	215,179

	Wireless Telecommunication Services — 1.3%
108,252	Telephone and Data Systems, Inc.	1,082,520
54,881	United States Cellular Corp. (a)	1,165,672
		2,248,192
	Total Common Stocks — 100.0%	173,427,250
	(Cost $186,033,471)

	Money Market Funds — 1.6%
2,835,357	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.67% (c) (d)	2,835,357
	(Cost $2,835,357)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
492,598	BNP Paribas S.A., 4.70% (c), dated 04/28/23, due 05/01/23, with a maturity value of $492,791. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 2.25%, due 01/15/25 to 08/15/27. The value of the collateral including accrued interest is $503,559. (d)	492,598
	(Cost $492,598)

	Total Investments — 101.9%	176,755,205
	(Cost $189,361,426)
	Net Other Assets and Liabilities — (1.9)%	(3,249,992)
	Net Assets — 100.0%	$173,505,213

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $3,216,767 and the total value of the collateral held by the Fund is $3,327,955.
(c)	Rate shown reflects yield as of April 30, 2023.
(d)	This security serves as collateral for securities on loan.

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$173,427,250	$173,427,250	$—	$—
Money Market Funds	2,835,357	2,835,357	—	—
Repurchase Agreements	492,598	—	492,598	—
Total Investments	$176,755,205	$176,262,607	$492,598	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.5%
5,916	AeroVironment, Inc. (a)	$595,682
134,233	Rocket Lab USA, Inc. (a) (b)	526,193
		1,121,875

	Air Freight & Logistics — 0.5%
10,065	Forward Air Corp.	1,061,958

	Automobile Components — 1.0%
58,818	Modine Manufacturing Co. (a)	1,229,884
11,746	XPEL, Inc. (a) (c)	858,163
		2,088,047

	Banks — 0.7%
3,201	BancFirst Corp.	255,728
2,927	City Holding Co.	266,913
17,243	S&T Bancorp, Inc.	474,700
4,825	Stock Yards Bancorp, Inc.	234,495
6,397	TriCo Bancshares	229,076
		1,460,912

	Beverages — 0.4%
16,732	Duckhorn Portfolio (The), Inc. (a)	252,653
5,607	MGP Ingredients, Inc.	553,299
		805,952

	Biotechnology — 6.1%
28,815	ACADIA Pharmaceuticals, Inc. (a)	614,624
65,416	Bridgebio Pharma, Inc. (a)	949,840
65,416	Catalyst Pharmaceuticals, Inc. (a)	1,041,423
11,492	Chinook Therapeutics, Inc. (a)	229,955
35,100	Deciphera Pharmaceuticals, Inc. (a)	498,771
81,356	Dynavax Technologies Corp. (a)	846,916
42,771	FibroGen, Inc. (a)	732,239
8,978	Kymera Therapeutics, Inc. (a)	283,166
132,269	MannKind Corp. (a)	509,236
28,815	Morphic Holding, Inc. (a)	1,361,797
16,476	PTC Therapeutics, Inc. (a)	908,487
39,885	Recursion Pharmaceuticals, Inc., Class A (a)	190,251
14,912	Rhythm Pharmaceuticals, Inc. (a)	300,775
12,924	Sage Therapeutics, Inc. (a)	631,337
53,065	TG Therapeutics, Inc. (a)	1,317,604
11,829	Travere Therapeutics, Inc. (a)	255,152
35,789	Veracyte, Inc. (a)	810,263
18,496	Vericel Corp. (a)	582,809
10,457	Viridian Therapeutics, Inc. (a)	293,110
9,539	Xencor, Inc. (a)	252,211
		12,609,966

	Building Products — 2.0%
9,758	CSW Industrials, Inc.	1,314,110
33,883	Griffon Corp.	963,971
68,097	Hayward Holdings, Inc. (a)	819,888

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
110,000	Janus International Group, Inc. (a)	$990,000
		4,087,969

	Capital Markets — 1.4%
43,108	AssetMark Financial Holdings, Inc. (a)	1,322,553
10,788	Hamilton Lane, Inc., Class A	794,860
7,512	PJT Partners, Inc., Class A	516,600
9,070	TPG, Inc.	262,758
		2,896,771

	Chemicals — 1.6%
15,165	Ingevity Corp. (a)	1,087,937
10,564	Innospec, Inc.	1,073,619
51,964	Orion Engineered Carbons S.A.	1,258,049
		3,419,605

	Commercial Services & Supplies — 1.1%
24,134	ABM Industries, Inc.	1,027,626
20,296	Brink’s (The) Co.	1,275,603
		2,303,229

	Communications Equipment — 1.9%
41,764	CommScope Holding Co., Inc. (a)	205,897
23,697	Digi International, Inc. (a)	714,702
56,726	Extreme Networks, Inc. (a)	1,008,588
74,339	Harmonic, Inc. (a)	1,047,436
139,768	Infinera Corp. (a)	884,731
		3,861,354

	Construction & Engineering — 0.5%
5,405	Ameresco, Inc., Class A (a)	224,848
8,522	Dycom Industries, Inc. (a)	789,308
		1,014,156

	Consumer Staples Distribution & Retail — 0.6%
39,816	Chefs’ Warehouse (The), Inc. (a)	1,324,280

	Diversified Consumer Services — 1.3%
28,084	Adtalem Global Education, Inc. (a)	1,139,368
9,508	Duolingo, Inc. (a)	1,294,609
30,863	Mister Car Wash, Inc. (a)	272,212
		2,706,189

	Diversified Telecommunication Services — 0.3%
8,511	Cogent Communications Holdings, Inc.	587,599

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities — 1.0%
10,276	MGE Energy, Inc.	$787,244
18,760	Otter Tail Corp.	1,349,782
		2,137,026

	Electrical Equipment — 2.1%
61,963	Array Technologies, Inc. (a)	1,267,143
7,315	Encore Wire Corp.	1,143,554
53,561	Fluence Energy, Inc. (a) (b)	967,312
93,345	FuelCell Energy, Inc. (a)	175,489
23,796	Shoals Technologies Group, Inc., Class A (a)	497,098
46,920	Stem, Inc. (a) (b)	198,472
		4,249,068

	Electronic Equipment, Instruments & Components — 0.8%
27,411	CTS Corp.	1,074,785
31,900	Knowles Corp. (a)	538,472
		1,613,257

	Energy Equipment & Services — 4.0%
112,604	Diamond Offshore Drilling, Inc. (a)	1,293,820
73,843	Expro Group Holdings N.V. (a)	1,468,737
175,162	Helix Energy Solutions Group, Inc. (a)	1,269,925
62,303	Liberty Energy, Inc.	798,101
4,448	Nabors Industries Ltd. (a)	443,644
100,390	NexTier Oilfield Solutions, Inc. (a)	811,151
103,785	RPC, Inc.	766,971
30,757	Tidewater, Inc. (a)	1,384,988
		8,237,337

	Entertainment — 1.6%
53,101	AMC Entertainment Holdings, Inc., Class A (a) (b)	292,056
91,667	Cinemark Holdings, Inc. (a)	1,547,339
50,952	Sphere Entertainment Co. (a)	1,433,789
		3,273,184

	Financial Services — 2.3%
34,107	AvidXchange Holdings, Inc. (a)	253,415
10,179	Federal Agricultural Mortgage Corp., Class C	1,356,759
27,183	Flywire Corp. (a)	792,928
172,707	Payoneer Global, Inc. (a)	942,980
79,985	Remitly Global, Inc. (a)	1,343,748
		4,689,830

	Food Products — 3.2%
22,266	Cal-Maine Foods, Inc.	1,057,635
12,058	Freshpet, Inc. (a)	831,640
32,078	Hostess Brands, Inc. (a)	826,329

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
5,385	J & J Snack Foods Corp.	$824,982
65,024	Sovos Brands, Inc. (a)	1,115,162
24,150	Tootsie Roll Industries, Inc.	987,252
48,458	Utz Brands, Inc.	916,341
		6,559,341

	Gas Utilities — 0.4%
6,236	Chesapeake Utilities Corp.	770,146

	Ground Transportation — 0.5%
51,771	Marten Transport Ltd.	1,045,257

	Health Care Equipment & Supplies — 3.3%
86,906	Alphatec Holdings, Inc. (a)	1,254,922
6,418	AtriCure, Inc. (a)	282,328
865	Atrion Corp.	532,234
4,876	Axonics, Inc. (a)	280,175
19,285	Embecta Corp.	535,159
5,310	Glaukos Corp. (a)	252,278
4,309	Inari Medical, Inc. (a)	286,204
4,372	iRhythm Technologies, Inc. (a)	574,481
15,585	Paragon 28, Inc. (a)	287,076
17,902	TransMedics Group, Inc. (a)	1,416,048
43,057	Treace Medical Concepts, Inc. (a)	1,054,466
		6,755,371

	Health Care Providers & Services — 4.1%
21,403	AdaptHealth Corp. (a)	254,268
7,476	Addus HomeCare Corp. (a)	611,088
33,936	Agiliti, Inc. (a)	567,410
5,700	CorVel Corp. (a)	1,151,571
136,669	Hims & Hers Health, Inc. (a)	1,583,994
145,976	LifeStance Health Group, Inc. (a)	1,189,704
12,464	National Research Corp.	542,558
28,906	Privia Health Group, Inc. (a)	798,673
16,884	Progyny, Inc. (a)	561,224
43,332	RadNet, Inc. (a)	1,198,563
		8,459,053

	Health Care REITs — 0.2%
13,587	CareTrust REIT, Inc.	264,810
7,573	LTC Properties, Inc.	253,317
		518,127

	Health Care Technology — 1.8%
44,985	Certara, Inc. (a)	1,087,287
24,595	Evolent Health, Inc., Class A (a)	895,504
15,280	NextGen Healthcare, Inc. (a)	255,787
24,717	Phreesia, Inc. (a)	782,046
20,596	Schrodinger, Inc. (a)	607,994
		3,628,618

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotel & Resort REITs — 2.3%
98,168	DiamondRock Hospitality Co.	$796,143
56,845	Pebblebrook Hotel Trust	808,904
75,293	RLJ Lodging Trust	760,459
136,120	Service Properties Trust	1,193,773
80,780	Sunstone Hotel Investors, Inc.	769,833
41,429	Xenia Hotels & Resorts, Inc.	524,491
		4,853,603

	Hotels, Restaurants & Leisure — 7.6%
52,856	Bloomin’ Brands, Inc.	1,309,243
79,985	Bowlero Corp. (a)	1,170,181
35,678	Brinker International, Inc. (a)	1,424,266
30,944	Cheesecake Factory (The), Inc.	1,042,503
29,481	Dave & Buster’s Entertainment, Inc. (a)	1,045,396
11,799	Dine Brands Global, Inc.	766,109
17,145	Dutch Bros, Inc., Class A (a) (b)	534,067
46,537	Everi Holdings, Inc. (a)	707,362
15,478	Jack in the Box, Inc.	1,434,656
10,763	Monarch Casino & Resort, Inc.	746,522
3,550	Papa John’s International, Inc.	265,504
141,224	Playa Hotels & Resorts N.V. (a)	1,314,795
17,907	Red Rock Resorts, Inc., Class A	873,862
62,013	Sabre Corp. (a)	248,052
19,546	Shake Shack, Inc., Class A (a)	1,071,316
29,880	Six Flags Entertainment Corp. (a)	725,188
82,542	Target Hospitality Corp. (a)	1,040,855
		15,719,877

	Household Durables — 1.4%
11,890	Installed Building Products, Inc.	1,477,570
18,021	Skyline Champion Corp. (a)	1,336,618
		2,814,188

	Household Products — 0.5%
31,257	Energizer Holdings, Inc.	1,044,922

	Independent Power and Renewable Electricity Producers — 0.1%
17,032	Sunnova Energy International, Inc. (a) (b)	305,895

	Insurance — 0.6%
31,347	BRP Group, Inc., Class A (a)	789,631
9,824	Palomar Holdings, Inc. (a)	493,754
		1,283,385

	Interactive Media & Services — 1.3%
70,246	Cars.com, Inc. (a)	1,374,714
40,186	TripAdvisor, Inc. (a)	712,498
34,021	ZipRecruiter, Inc., Class A (a)	576,316
		2,663,528

Shares	Description	Value

	Common Stocks (Continued)

	IT Services — 1.2%
20,375	DigitalOcean Holdings, Inc. (a)	$642,628
7,512	Perficient, Inc. (a)	487,679
42,674	Squarespace, Inc., Class A (a)	1,327,161
		2,457,468

	Leisure Products — 0.5%
21,292	Acushnet Holdings Corp.	1,067,368

	Life Sciences Tools & Services — 0.6%
61,416	Adaptive Biotechnologies Corp. (a)	438,510
1,080	OmniAb, Inc. - 12.5 Earnout Shares (a) (d) (e) (f) (g)	0
1,080	OmniAb, Inc. - 15 Earnout Shares (a) (d) (e) (f) (g)	0
68,921	Pacific Biosciences of California, Inc. (a)	730,563
		1,169,073

	Machinery — 4.9%
23,527	Energy Recovery, Inc. (a)	530,063
42,533	Enerpac Tool Group Corp.	1,010,584
11,363	ESCO Technologies, Inc.	1,063,236
25,009	Federal Signal Corp.	1,284,963
12,203	Helios Technologies, Inc.	733,888
22,819	Hillenbrand, Inc.	1,041,003
5,201	Kadant, Inc.	966,502
3,588	Lindsay Corp.	433,215
8,858	Standex International Corp.	1,087,851
22,262	Trinity Industries, Inc.	533,175
55,134	Wabash National Corp.	1,415,290
		10,099,770

	Media — 0.3%
58,564	Magnite, Inc. (a)	550,502

	Metals & Mining — 0.6%
11,688	Materion Corp.	1,265,927

	Mortgage Real Estate Investment Trusts — 1.5%
58,249	Apollo Commercial Real Estate Finance, Inc.	589,480
47,169	Chimera Investment Corp.	267,920
22,300	Franklin BSP Realty Trust, Inc.	281,649
109,335	MFA Financial, Inc.	1,168,791
80,131	New York Mortgage Trust, Inc.	823,747
		3,131,587

	Oil, Gas & Consumable Fuels — 5.2%
49,819	CNX Resources Corp. (a)	773,689

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
50,260	Comstock Resources, Inc.	$577,990
18,613	CONSOL Energy, Inc.	1,104,495
41,359	CVR Energy, Inc.	1,089,396
83,367	Earthstone Energy, Inc., Class A (a)	1,130,457
25,754	Green Plains, Inc. (a)	880,014
32,528	International Seaways, Inc.	1,295,265
17,326	Kinetik Holdings, Inc. (b)	533,641
35,736	Northern Oil and Gas, Inc.	1,185,363
129,119	Permian Resources Corp.	1,349,294
11,772	Sitio Royalties Corp., Class A	298,891
36,543	Talos Energy, Inc. (a)	498,081
		10,716,576

	Personal Care Products — 1.2%
85,875	Beauty Health (The) Co. (a)	984,127
16,463	elf Beauty, Inc. (a)	1,527,108
		2,511,235

	Pharmaceuticals — 2.7%
28,923	Amphastar Pharmaceuticals, Inc. (a)	1,034,576
18,483	Amylyx Pharmaceuticals, Inc. (a)	524,917
12,282	Corcept Therapeutics, Inc. (a)	276,713
9,286	DICE Therapeutics, Inc. (a)	301,795
30,004	Pliant Therapeutics, Inc. (a)	847,613
11,929	Reata Pharmaceuticals, Inc., Class A (a)	1,179,301
42,091	Revance Therapeutics, Inc. (a)	1,339,757
		5,504,672

	Professional Services — 2.4%
27,394	CBIZ, Inc. (a)	1,443,390
16,869	Huron Consulting Group, Inc. (a)	1,430,323
15,425	Korn Ferry	740,708
67,693	Planet Labs PBC (a)	276,187
64,102	Verra Mobility Corp. (a)	1,086,529
		4,977,137

	Real Estate Management & Development — 0.8%
22,188	DigitalBridge Group, Inc.	275,797
32,688	Kennedy-Wilson Holdings, Inc.	548,505
453,468	Opendoor Technologies, Inc. (a)	625,786
6,394	St. Joe (The) Co.	262,793
		1,712,881

	Residential REITs — 0.6%
70,520	Apartment Investment and Management Co., Class A	552,171
37,042	Veris Residential, Inc. (a)	605,637
		1,157,808

Shares	Description	Value

	Common Stocks (Continued)
	Retail REITs — 0.8%
15,051	Getty Realty Corp.	$501,650
21,664	SITE Centers Corp.	267,333
40,657	Tanger Factory Outlet Centers, Inc.	797,284
		1,566,267

	Semiconductors & Semiconductor Equipment — 1.5%
10,004	Impinj, Inc. (a)	884,454
15,402	MaxLinear, Inc. (a)	371,650
31,975	PDF Solutions, Inc. (a)	1,152,699
5,611	SiTime Corp. (a)	608,625
		3,017,428

	Software — 9.2%
13,145	Agilysys, Inc. (a)	1,025,836
21,014	Alkami Technology, Inc. (a)	251,958
15,041	Altair Engineering, Inc., Class A (a)	1,038,581
6,412	Appfolio, Inc., Class A (a)	895,243
12,219	Appian Corp., Class A (a)	458,824
25,665	Asana, Inc., Class A (a)	415,260
15,651	Blackbaud, Inc. (a)	1,085,475
23,087	Braze, Inc., Class A (a)	678,758
20,722	Clear Secure, Inc., Class A	501,265
4,689	CommVault Systems, Inc. (a)	273,228
23,020	Everbridge, Inc. (a)	604,966
35,306	Freshworks, Inc., Class A (a)	471,688
9,083	HashiCorp, Inc., Class A (a)	243,515
30,235	Intapp, Inc. (a)	1,219,075
31,347	MeridianLink, Inc. (a)	468,324
1,855	MicroStrategy, Inc., Class A (a) (b)	609,145
7,948	Model N, Inc. (a)	244,798
82,167	N-able, Inc. (a)	1,047,629
10,736	nCino, Inc. (a)	265,501
31,006	PagerDuty, Inc. (a)	932,040
18,879	Progress Software Corp.	1,036,080
19,792	PROS Holdings, Inc. (a)	561,499
11,812	Rapid7, Inc. (a)	574,181
68,750	Samsara, Inc., Class A (a)	1,240,938
16,261	SentinelOne, Inc., Class A (a)	261,314
104,611	Sprinklr, Inc., Class A (a)	1,251,148
4,370	Sprout Social, Inc., Class A (a)	215,266
10,228	Varonis Systems, Inc. (a)	236,881
100,148	Zeta Global Holdings Corp., Class A (a)	972,437
		19,080,853

	Specialized REITs — 0.5%
14,234	EPR Properties	597,259
9,904	Four Corners Property Trust, Inc.	252,651
16,391	Outfront Media, Inc.	273,074
		1,122,984

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 1.4%
14,152	Boot Barn Holdings, Inc. (a)	$1,025,595
15,195	Buckle (The), Inc.	509,488
24,163	Leslie’s, Inc. (a)	262,169
21,942	Monro, Inc.	1,072,525
		2,869,777

	Technology Hardware, Storage & Peripherals — 0.4%
24,956	Avid Technology, Inc. (a)	736,452

	Textiles, Apparel & Luxury Goods — 1.2%
28,017	Kontoor Brands, Inc.	1,265,528
12,840	Oxford Industries, Inc.	1,324,960
		2,590,488

	Tobacco — 0.4%
66,453	Vector Group Ltd.	846,611

	Trading Companies & Distributors — 2.5%
159,735	Custom Truck One Source, Inc. (a)	1,003,136
48,489	FTAI Aviation Ltd.	1,379,512
23,420	GMS, Inc. (a)	1,359,765
18,044	H&E Equipment Services, Inc.	658,606
8,553	McGrath RentCorp	760,191
		5,161,210

	Water Utilities — 0.3%
7,123	SJW Group	540,778

	Wireless Telecommunication Services — 0.1%
18,347	Gogo, Inc. (a)	246,033
	Total Common Stocks — 99.8%	206,071,760
	(Cost $199,778,863)

Principal Value	Description	Value

	Repurchase Agreements — 1.5%
$1,506,871	Bank of America Corp., 4.80% (h), dated 04/28/23, due 05/01/23, with a maturity value of $1,507,474. Collateralized by U.S. Treasury Securities, interest rates of 2.25% to 4.38%, due 02/15/38 to 02/15/43. The value of the collateral including accrued interest is $1,537,009. (i)	1,506,871

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$1,568,673	JPMorgan Chase & Co., 4.77% (h), dated 04/28/23, due 05/01/23, with a maturity value of $1,569,297. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 6.88%, due 12/15/24 to 05/15/52. The value of the collateral including accrued interest is $1,600,047. (i)	$1,568,673
	Total Repurchase Agreements — 1.5%	3,075,544
	(Cost $3,075,544)

	Total Investments — 101.3%	209,147,304
	(Cost $202,854,407)
	Net Other Assets and Liabilities — (1.3)%	(2,778,560)
	Net Assets — 100.0%	$206,368,744

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $3,030,900 and the total value of the collateral held by the Fund is $3,075,544.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(h)	Rate shown reflects yield as of April 30, 2023.
(i)	This security serves as collateral for securities on loan.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$1,169,073	$1,169,073	$—	$—	**
Other Industry Categories*	204,902,687	204,902,687	—	—
Repurchase Agreements	3,075,544	—	3,075,544	—
Total Investments	$209,147,304	$206,071,760	$3,075,544	$—	**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.

Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.
Level 3 investments values are based on unobservable inputs.

Restricted Securities
As of April 30, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets

OmniAb, Inc. - 12.5 Earnout Shares	11/02/2022	1,080	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/2022	1,080	0.00	0	0	0.00
				$0	$0	0.00%

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

April 30, 2023 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, Nasdaq AlphaDEX® Large Cap Core Index, Nasdaq AlphaDEX® Mid Cap Core Index, Nasdaq AlphaDEX® Small Cap Core Index, Nasdaq AlphaDEX® Large Cap Value Index, Nasdaq AlphaDEX® Large Cap Growth Index, Nasdaq AlphaDEX® Multi Cap Value Index, Nasdaq AlphaDEX® Multi Cap Growth Index, Nasdaq AlphaDEX® Mid Cap Value Index, Nasdaq AlphaDEX® Mid Cap Growth Index, Nasdaq AlphaDEX® Small Cap Value Index and Nasdaq AlphaDEX® Small Cap Growth Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.